                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-07988

                          LORD ABBETT INVESTMENT TRUST
                          ----------------------------
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 11/30

Date of reporting period: November 30, 2005

ITEM 1:         REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]


2005
ANNUAL
  REPORT

LORD ABBETT
   CORE FIXED INCOME FUND
   TOTAL RETURN FUND


FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2005

--------------------------------------------------------------------------------
LORD ABBETT INVESTMENT TRUST
CORE FIXED INCOME FUND AND TOTAL RETURN FUND
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Core Fixed Income Fund's and Total Return Fund's strategies and performance for the fiscal year ended November 30, 2005. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE FISCAL YEAR ENDED NOVEMBER 30, 2005?

A: The Federal Reserve Board (the Fed) continued the process it began in June 2004 of raising its key short-term interest rate, the fed funds rate. In the fiscal year, the Fed raised the rate from 2.25 percent to 4.0 percent in quarter-point increments.

     Yields for high-quality, highly liquid securities, such as mortgage-backed securities (MBS), ended the fiscal year higher (resulting in lower prices), both on an absolute basis and relative to Treasuries, while riskier securities improved.

     Meanwhile, while high investment-grade instruments such as agencies and mortgages languished, riskier, lower-quality securities performed well. Later in the fiscal year, uncertainty arose regarding the extent of economic disruption resulting from Hurricanes Katrina and Rita. Despite this and a series of bondholder-unfriendly share buyback decisions, corporate credit spreads improved during the fiscal year. The emerging debt markets were especially strong, posting one-year index returns of 12.16 percent (as of November 30, 2005). High-yield debt benefited from improving balance sheets and low default rates. Concern over the impact of higher input (especially energy) costs on profit margins, however, capped the performance of this sector.

Q: HOW DID THE FUNDS PERFORM OVER THE FISCAL YEAR ENDED NOVEMBER 30, 2005?

A: The Core Fixed Income Fund returned 2.1 percent, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Lehman Brothers Aggregate Bond Index,(1) which returned 2.4 percent for the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 4.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE

                                                                               1
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INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR:
-2.73 PERCENT, 5 YEARS: 4.89 PERCENT, AND SINCE INCEPTION (AUGUST 31, 2000):
5.31 PERCENT. Class A shares purchased with a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC. Please see section "Your Investment-Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

     The Total Return Fund returned 2.4 percent, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Lehman Brothers U.S. Universal Index,(2) which returned 2.8 percent for the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 4.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: -2.52 PERCENT, 5 YEARS: 5.19 PERCENT, AND SINCE INCEPTION (AUGUST 31, 2000): 5.56 PERCENT. Class A shares purchased with a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC. Please see section "Your Investment-Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN A FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: For both the Core Fixed Income and Total Return Funds, the primary contributor to performance relative to the benchmark was the funds' term structure. As short rates rose and longer rates fell, our decision to underweight short and intermediate securities and overweight longer maturity bonds was rewarded, particularly earlier in the fiscal year. Given the significant compression of long versus short maturity yields, however, sensitivity to a further flattening of the yield curve has been largely eliminated. The funds' exposure to both the short, intermediate, and long end of the yield curve now more closely resembles the benchmark.

     Overall, the portfolios' overweight in mortgages contributed to performance relative to the benchmark for the fiscal year ended November 30, 2005. Most of

2
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the benefit came earlier in the fiscal year, as MBS spreads (the relationship between the yield of a security and a comparable maturity Treasury) were stable. Later in the year, a widening in spreads penalized returns. Losses were at least partially offset by security selection, in particular allocations to floating rate and high coupon MBS. Given high valuation and headline risk for the housing agencies (Fannie Mae and Freddie Mac), we maintained underweight agency positions throughout the fiscal year. As spreads failed to widen, however, the underweight detracted from performance relative to their respective benchmarks. Returns benefited from overweights in structured products, such as collateralized mortgage-backed securities (CMBS) and asset-backed securities
(ABS), as these sectors outperformed Treasuries. Our underweight in corporates detracted from performance relative to the benchmark during the fiscal year. Our concern regarding the sector is based on low yields by historical measures and that companies face input-cost pressures in the form of higher energy costs and higher interest rates.

     The Total Return Fund's underweight in the nontraditional markets detracted from performance relative to its benchmark. We improved the credit quality of the portfolio, and expect to continue reducing riskier credits. Emerging market underweights also detracted from relative performance during the fiscal year. As evidenced by multiple credit upgrades, emerging markets benefited from a strong commitment among sovereigns to the maintenance of fiscal discipline. Oil-exporting nations also gained as Hurricanes Katrina and Rita disrupted domestic energy production and refining along the Gulf Coast.

     THE FUNDS' PORTFOLIOS ARE ACTIVELY MANAGED AND, THEREFORE, THEIR HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                                                                               3
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(1) The Lehman Brothers Aggregate Bond Index represents securities that are U.S.
domestic, taxable, nonconvertible, and dollar denominated. The index covers the investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
(2) The Lehman Brothers U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High-Yield Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging
Markets Index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the funds' management and the portfolio holdings described in this report are as of November 30, 2005; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or each Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each fund, please see each fund's prospectus.

PERFORMANCE: Because of ongoing market volatility, each fund's performance may be subject to substantial fluctuation. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

4
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CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class Y shares with the same investment in the Lehman Brothers Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                        THE FUND (CLASS Y SHARES)   LEHMAN BROTHERS AGGREGATE
                        AT NET ASSET VALUE(1)       BOND INDEX(2)
3/16/1998               $    10,000                 $    10,000
11/30/1998              $    10,702                 $    10,637
11/30/1999              $    10,818                 $    10,633
11/30/2000              $    11,906                 $    11,596
11/30/2001              $    13,408                 $    12,890
11/30/2002              $    14,342                 $    13,836
11/30/2003              $    15,099                 $    14,553
11/30/2004              $    15,733                 $    15,199
11/30/2005              $    16,120                 $    15,564

                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED NOVEMBER 30, 2005

                                    1 YEAR       5 YEARS    LIFE OF CLASS
     CLASS A(3)                      (2.73)%        4.89%            5.31%
     CLASS B(4)                      (2.48)%        5.24%            5.66%
     CLASS C(5)                       1.43%         5.38%            5.79%
     CLASS P(6)                       1.99%         5.89%            6.28%
     CLASS Y(1)                       2.46%         6.25%            6.39%

            30-DAY SEC YIELD FOR THE PERIOD ENDED NOVEMBER 30, 2005:

       CLASS A        CLASS B          CLASS C       CLASS P        CLASS Y
          4.03%          3.38%            3.38%         3.93%          4.38%

(1) Total return applicable to Class Y shares with all dividends and distributions reinvested for the periods shown ended November 30, 2005. Class Y shares commenced operations on March 16, 1998. Performance is at net asset value.
(2) Performance of the unmanaged index does not reflect fees or expenses. The performance of the index is not necessarily representative of the Fund's performance. Performance for the index begins on March 16, 1998.
(3) Class A shares commenced operations on August 31, 2000. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2005, is calculated using the SEC-required uniform method to compute such return.
(4) Class B shares commenced operations on August 31, 2000. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and life of the class.
(5) Class C shares commenced operations on August 31, 2000. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.
(6) Class P shares commenced operations on August 31, 2000. Performance is at net asset value.

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TOTAL RETURN FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class Y shares with the same investment in the Lehman Brothers Aggregate Bond Index and the Lehman Brothers U.S. Universal Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                THE FUND (CLASS Y SHARES)   LEHMAN BROTHERS AGGREGATE   LEHMAN BROTHERS U.S. UNIVERSAL
                AT NET ASSET VALUE(1)       BOND INDEX(2)               INDEX(2)
12/14/1998      $    10,000                 $10,000                     $    10,000
11/30/1999      $    10,120                 $ 9,966                     $    10,036
11/30/2000      $    11,146                 $10,869                     $    10,893
11/30/2001      $    12,572                 $12,082                     $    12,073
11/30/2002      $    13,399                 $12,969                     $    12,914
11/30/2003      $    14,243                 $13,640                     $    13,794
11/30/2004      $    14,904                 $14,246                     $    14,499
11/30/2005      $    15,312                 $14,588                     $    14,897

                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED NOVEMBER 30, 2005

                                    1 YEAR       5 YEARS    LIFE OF CLASS
     CLASS A(3)                      (2.52)%        5.19%            5.56%
     CLASS B(4)                      (2.19)%        5.56%            5.92%
     CLASS C(5)                       1.81%         5.72%            6.07%
     CLASS P(6)                       2.29%         6.26%            6.56%
     CLASS Y(1)                       2.74%         6.56%            6.33%

            30-DAY SEC YIELD FOR THE PERIOD ENDED NOVEMBER 30, 2005:

      CLASS A          CLASS B        CLASS C       CLASS P        CLASS Y
         4.22%            3.57%          3.56%         4.11%          4.58%

(1) Total return applicable to Class Y shares with all dividends and distributions reinvested for the periods shown ended November 30, 2005. Class Y shares commenced operations on December 14, 1998. Performance is at net asset value.
(2) Performance for each unmanaged index does not reflect fees or expenses. The performance of the indexes is not necessarily representative of the Fund's performance. Performance for each index begins on December 31, 1998.
(3) Class A shares commenced operations on August 31, 2000. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2005, is calculated using the SEC-required uniform method to compute such return.
(4) Class B shares commenced operations on August 31, 2000. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and life of the class.
(5) Class C shares commenced operations on August 31, 2000. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.
(6) Class P shares commenced operations on August 31, 2000. Performance is at net asset value.

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EXPENSE EXAMPLES

     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2005 through November 30, 2005).

ACTUAL EXPENSES

     For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 6/1/05 - 11/30/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                               BEGINNING         ENDING         EXPENSES
                                                                ACCOUNT         ACCOUNT       PAID DURING
                                                                 VALUE           VALUE          PERIOD+
                                                                 -----           -----          -------
                                                                                                6/1/05 -
                                                                 6/1/05         11/30/05        11/30/05
                                                                 ------         --------        --------
CLASS A
Actual                                                        $   1,000.00    $     990.70    $       4.49
Hypothetical (5% Return Before Expenses)                      $   1,000.00    $   1,020.56    $       4.56

CLASS B
Actual                                                        $   1,000.00    $     988.40    $       7.73
Hypothetical (5% Return Before Expenses)                      $   1,000.00    $   1,017.30    $       7.84

CLASS C
Actual                                                        $   1,000.00    $     988.30    $       7.73
Hypothetical (5% Return Before Expenses)                      $   1,000.00    $   1,017.30    $       7.84

CLASS P
Actual                                                        $   1,000.00    $     991.20    $       4.99
Hypothetical (5% Return Before Expenses)                      $   1,000.00    $   1,020.05    $       5.06

CLASS Y
Actual                                                        $   1,000.00    $     992.40    $       2.75
Hypothetical (5% Return Before Expenses)                      $   1,000.00    $   1,022.31    $       2.79

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (.90% for Class A, 1.55% for Classes B and C, 1.00% for Class P and .55% for Class Y) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
NOVEMBER 30, 2005

CREDIT RATING                    %*
AAA                            71.51%
A+                              0.77%
A                               0.79%
A-                              0.57%
BBB+                            1.97%
BBB                             0.58%
BBB-                            1.15%
BB+                             3.88%
U. S. Treasury                 10.95%
Short-Term Investments          7.83%
Total                         100.00%

*  Represents percent of total investments.

TOTAL RETURN FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                               BEGINNING         ENDING         EXPENSES
                                                                ACCOUNT         ACCOUNT       PAID DURING
                                                                 VALUE           VALUE          PERIOD+
                                                                 -----           -----          -------
                                                                                                6/1/05 -
                                                                 6/1/05         11/30/05        11/30/05
                                                                 ------         --------        --------
CLASS A
Actual                                                        $   1,000.00    $     993.40    $       4.50
Hypothetical (5% Return Before Expenses)                      $   1,000.00    $   1,020.56    $       4.56

CLASS B
Actual                                                        $   1,000.00    $     990.30    $       7.73
Hypothetical (5% Return Before Expenses)                      $   1,000.00    $   1,017.30    $       7.84

CLASS C
Actual                                                        $   1,000.00    $     991.20    $       7.74
Hypothetical (5% Return Before Expenses)                      $   1,000.00    $   1,017.30    $       7.84

CLASS P
Actual                                                        $   1,000.00    $     994.00    $       5.00
Hypothetical (5% Return Before Expenses)                      $   1,000.00    $   1,020.05    $       5.06

CLASS Y
Actual                                                        $   1,000.00    $     996.20    $       2.75
Hypothetical (5% Return Before Expenses)                      $   1,000.00    $   1,022.31    $       2.79

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.55% for Classes B and C, 1.00% for Class P and 0.55% for Class Y) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
NOVEMBER 30, 2005

CREDIT RATING                   %*
AAA                            70.78%
A+                              0.86%
A                               0.92%
A-                              0.39%
BBB+                            1.94%
BBB                             0.46%
BBB-                            1.98%
BB+                             4.79%
BB                              0.60%
BB-                             0.54%
B+                              0.78%
B                               0.02%
B-                              0.09%
U. S. Treasury                  7.11%
Short-Term Investments          8.74%
Total                         100.00%

*  Represents percent of total investments.

SCHEDULE OF INVESTMENTS

CORE FIXED INCOME FUND NOVEMBER 30, 2005

                                                                                               PRINCIPAL
                                                               INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                        RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 106.17%

ASSET-BACKED SECURITIES 9.49%
Ameriquest Mortgage Securities 2005-R2 A3A                        4.291%#      4/25/2035  $          395   $      395,566
Bank One Issuance Trust 2002-A3                                    3.59%       5/17/2010             430          421,272
BMW Vehicle Owner Trust 2005-A A3                                  4.04%       2/25/2009             800          792,960
California Infrastructure and Economic
Development Bank Special Purpose Trust SCE 1997-1 G6               6.38%       9/25/2008             233          235,283
Centex Home Equity 2005-A AV1                                     4.311%#      8/25/2027             119          119,315
Chase Issuance Trust 2004-A9                                       3.22%       6/15/2010             240          233,465
Citibank Credit Card Issuance Trust 2004-A1                        2.55%       1/20/2009             855          834,255
CitiFinancial Mtg. Securities, Inc. 2004-1 AF1                    4.281%#      4/25/2034             262          262,193
Countrywide Asset-Backed Certificates 2004-12 AF1                 4.391%#      3/25/2022             163          162,635
Countrywide Asset-Backed Certificates 2004-13 AV1                 4.331%#      5/25/2023              56           56,345
Discover Card Master Trust I 2002-2 A                              5.15%      10/15/2009             340          341,820
Ford Credit Auto Owner Trust 2005-B A3                             4.17%       1/15/2009             500          496,223
Ford Credit Auto Owner Trust 2005-C A3                             4.30%       8/15/2009             350          346,621
Illinois Power Special Purpose Trust 1998-1 A6                     5.54%       6/25/2009             486          489,375
MBNA Credit Card Master Note Trust 2002-A1                         4.95%       6/15/2009             340          341,206
MBNA Credit Card Master Note Trust 2004-A4                         2.70%       9/15/2009             420          408,582
Residential Asset Securities Corp. 2004-KS6 AI1                   4.334%#      9/25/2022             237          236,602
Residential Asset Securities Corp. 2005-KS1 A1                    4.301%#      4/25/2025             152          152,571
Saxon Asset Securities Trust 2005-1 A2A                           4.301%#      5/25/2035             123          122,953
USAA Auto Owner Trust 2005-2 A3                                    4.00%      12/15/2009           1,600        1,581,193
                                                                                                           --------------
TOTAL                                                                                                           8,030,435
                                                                                                           --------------

CORPORATE BONDS 12.04%
Amerada Hess Corp.                                                7.875%       10/1/2029             125          149,541
AT&T Broadband Corp.                                              9.455%      11/15/2022             326          424,566
Commonwealth Edison Co.                                            6.95%       7/15/2018             116          122,763
Corn Products Int'l., Inc.                                         8.45%       8/15/2009             160          176,582
Corning, Inc.                                                      6.05%       6/15/2015              95           93,584
Dun & Bradstreet Corp. (The)                                      6.625%       3/15/2006             314          315,565
Ford Motor Credit Co.                                             6.875%        2/1/2006           3,565        3,551,025
General Electric Capital Corp.                                    4.125%        3/4/2008             185          182,223
General Electric Capital Corp.                                    7.375%       1/19/2010             580          631,901
General Mills, Inc.                                               5.125%       2/15/2007             255          255,106
Goldman Sachs Group, Inc. (The)                                   6.125%       2/15/2033             147          151,091

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND NOVEMBER 30, 2005

                                                                                               PRINCIPAL
                                                               INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                        RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc.                                       8.00%        2/1/2011  $          145   $      159,995
Household Finance Corp.                                            7.00%       5/15/2012             390          425,487
Int'l. Flavors & Fragrances, Inc.                                  6.45%       5/15/2006             305          306,930
Kansas City Power & Light Co.                                     7.125%      12/15/2005             210          210,137
KB Home                                                           5.875%       1/15/2015              75           70,002
Lubrizol Corp. (The)                                               5.50%       10/1/2014             175          173,840
Noranda, Inc.(a)                                                   6.20%       6/15/2035             119          112,742
Phelps Dodge Corp.                                                 9.50%        6/1/2031              57           77,038
PSEG Power LLC                                                     5.50%       12/1/2015             155          152,396
SBC Communications, Inc.                                           6.15%       9/15/2034              35           34,637
Scholastic Corp.                                                   5.75%       1/15/2007             250          251,317
Sprint Capital Corp.                                               8.75%       3/15/2032             181          237,939
Telecom Italia Capital S.A.(a)                                    6.375%      11/15/2033             343          343,339
Time Warner, Inc.                                                 6.125%       4/15/2006             110          110,508
Time Warner, Inc.                                                 7.625%       4/15/2031             315          358,415
TXU Corp.                                                          5.55%      11/15/2014             175          165,538
Tyco Int'l. Group S.A.(a)                                          6.00%      11/15/2013              50           50,995
UnitedHealth Group, Inc.                                          3.375%       8/15/2007             313          305,696
Verizon Global Funding Corp.                                       7.25%       12/1/2010             478          519,022
Verizon Global Funding Corp.                                       7.75%       12/1/2030              65           76,352
                                                                                                           --------------
TOTAL                                                                                                          10,196,272
                                                                                                           --------------
FOREIGN BOND 0.09%
Republic of South Africa(a)                                        6.50%        6/2/2014              70           75,688
                                                                                                           --------------
GOVERNMENT SPONSORED ENTERPRISES BONDS 1.37%
Federal National Mortgage Assoc.                                   6.00%       5/15/2011             760          802,977
Federal National Mortgage Assoc.                                  6.625%      11/15/2010             332          358,558
                                                                                                           --------------
TOTAL                                                                                                           1,161,535
                                                                                                           --------------
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 48.51%
Federal Home Loan Mortgage Corp. Gold(c)                           5.50%             TBA           4,040        3,984,450
Federal Home Loan Mortgage Corp. A13484                            7.00%        9/1/2033              31           32,329
Federal Home Loan Mortgage Corp. B15593                            5.50%        7/1/2019             460          462,279
Federal Home Loan Mortgage Corp. C01598                            5.00%        8/1/2033             490          473,001
Federal Home Loan Mortgage Corp. C63990                            7.00%        2/1/2032             166          172,833
Federal Home Loan Mortgage Corp. C67868                            7.00%        6/1/2032              19           19,860
Federal Home Loan Mortgage Corp. G08072                            5.00%        8/1/2035             710          683,547
Federal Home Loan Mortgage Corp. G08085                            5.00%       10/1/2035             673          647,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND NOVEMBER 30, 2005

                                                                                               PRINCIPAL
                                                               INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                        RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.                                  4.524%#      12/1/2034  $          589   $      582,145
Federal National Mortgage Assoc.                                  4.547%#       7/1/2035             716          709,717
Federal National Mortgage Assoc.                                  4.573%#       6/1/2035             687          679,519
Federal National Mortgage Assoc.                                   4.64%        7/1/2015           1,195        1,157,657
Federal National Mortgage Assoc.                                   4.74%        4/1/2015             250          243,455
Federal National Mortgage Assoc.                                   4.90%        6/1/2015             430          423,142
Federal National Mortgage Assoc.                                   5.05%        7/1/2011             796          793,913
Federal National Mortgage Assoc.                                   5.16%        4/1/2015             440          441,314
Federal National Mortgage Assoc.(c)                                5.50%             TBA          12,265       12,081,025
Federal National Mortgage Assoc.                                   5.50%       10/1/2033             376          370,811
Federal National Mortgage Assoc.                                   5.50%        3/1/2034             361          356,576
Federal National Mortgage Assoc.                                   5.50%        4/1/2034           1,001          988,116
Federal National Mortgage Assoc.                                   5.50%        9/1/2034           1,069        1,054,814
Federal National Mortgage Assoc.                                   5.50%       11/1/2034             956          942,803
Federal National Mortgage Assoc.                                   5.50%        3/1/2035           1,481        1,459,433
Federal National Mortgage Assoc.                                   5.50%        7/1/2035           1,573        1,550,643
Federal National Mortgage Assoc.                                   5.50%       10/1/2035           1,265        1,246,340
Federal National Mortgage Assoc.                                   5.50%       11/1/2035           5,528        5,448,127
Federal National Mortgage Assoc.(c)                                6.00%             TBA           2,820        2,836,745
Federal National Mortgage Assoc.                                   6.50%        7/1/2032             144          147,889
Federal National Mortgage Assoc.                                   6.50%        3/1/2034             700          717,092
Federal National Mortgage Assoc.                                   6.50%       12/1/2035             235          240,727
Federal National Mortgage Assoc.                                   6.55%        9/1/2007              30           30,232
Federal National Mortgage Assoc.                                   6.87%        4/1/2006              88           88,062
                                                                                                           --------------
TOTAL                                                                                                          41,065,846
                                                                                                           --------------
MUNICIPAL BOND 0.32%
Houston TX Independent School District(b)                          5.00%       2/15/2032             265          272,333
                                                                                                           --------------
NON-AGENCY COMMERCIAL
MORTGAGE-BACKED SECURITIES 21.73%
Banc of America Commercial Mortgage, Inc. 2004-2 A1               2.764%      11/10/2038             847          814,471
Banc of America Commercial Mortgage, Inc. 2004-4 A3               4.128%       7/10/2042             500          484,958
Banc of America Commercial Mortgage, Inc. 2005-1 A2                4.64%      11/10/2042           1,070        1,063,490
Bear Stearns Commercial Mortgage 2003-T12 A1                       2.96%       8/13/2039           1,384        1,331,034
Bear Stearns Commercial Mortgage 2005-PWR7 A1                     4.386%       2/11/2041             318          314,911

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND NOVEMBER 30, 2005

                                                                                               PRINCIPAL
                                                               INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                        RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial
Mortgage Trust 2005-CD1 A4                                        5.225%#      7/15/2044  $        1,260   $    1,261,774
Credit Suisse First Boston Mortgage
Securities Corp. 1998-C2 A1                                        5.96%      11/11/2030              48           48,283
Credit Suisse First Boston Mortgage
Securities Corp. 2004-C1 A1                                       2.254%       1/15/2037             546          530,626
GMAC Commercial Mortgage Securities, Inc 2003-C1 A2               4.079%       5/10/2036           1,790        1,673,828
Greenwich Capital Commercial Funding 2004-GG1 A2                  3.835%       6/10/2036             373          366,387
JPMorgan Chase Commercial Mortgage
Securities 2002-C1 A2                                             4.914%       7/12/2037             150          149,253
JPMorgan Chase Commercial Mortgage
Securities 2003-C1 A1                                             4.275%       1/12/2037             922          897,934
JPMorgan Chase Commercial Mortgage
Securities 2004-CB8 A4                                            4.404%       1/12/2039             745          701,273
LB-UBS Commercial Mortgage Trust 2003-C1 A4                       4.394%       3/15/2032           2,365        2,251,922
LB-UBS Commercial Mortgage Trust 2004-C1 A1                       2.964%       1/15/2029             884          849,824
Morgan Stanley Capital I 2003-IQ6 A3                               4.74%      12/15/2041             125          121,919
Morgan Stanley Capital I 2003-IQ6 A4                               4.97%      12/15/2041             800          782,419
Morgan Stanley Capital I 2004-HQ3 A4                               4.80%       1/13/2041           1,945        1,886,784
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2                3.989%       6/15/2035           2,095        1,938,865
Wachovia Bank Commercial Mortgage 2005-C17 A1                      4.43%       3/15/2042             935          926,062
                                                                                                           --------------
TOTAL                                                                                                          18,396,017
                                                                                                           --------------
U.S. TREASURY OBLIGATIONS 12.62%
U.S. Treasury Bond                                                 5.25%       2/15/2029           2,053        2,183,881
U.S. Treasury Note                                                 3.50%      12/15/2009             641          619,442
U.S. Treasury Note                                                3.625%       4/30/2007           2,546        2,518,750
U.S. Treasury Note                                                 4.25%       8/15/2013             888          873,154
U.S. Treasury Note                                                4.875%       2/15/2012           2,717        2,775,693
U.S. Treasury Note                                                 5.00%       2/15/2011             286          293,664
U.S. Treasury Note                                                 5.00%       8/15/2011             361          371,336
U.S. Treasury Strips                                        Zero Coupon        8/15/2020             831          410,134
U.S. Treasury Strips                                        Zero Coupon       11/15/2027           1,818          636,191
                                                                                                           --------------
TOTAL                                                                                                          10,682,245
                                                                                                           --------------
TOTAL LONG-TERM INVESTMENTS (Cost $90,719,696)                                                                 89,880,371
                                                                                                           ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)

CORE FIXED INCOME FUND NOVEMBER 30, 2005

                                                                                               PRINCIPAL
                                                                                                  AMOUNT
INVESTMENTS                                                                                        (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 9.02%

REPURCHASE AGREEMENTS 9.02%

Repurchase Agreement dated 11/30/2005,
3.99% due 12/1/2005 with J.P. Morgan
Chase & Co. collateralized by $7,647,000
of Federal National Mortgage Assoc. at
4.50% due 8/4/2008; value: $7,690,779;
proceeds: $7,535,835                                                                      $        7,535   $    7,535,000

Repurchase Agreement dated 11/30/2005,
3.40% due 12/1/2005 with State Street
Bank & Trust Co. collateralized by $110,000
of Federal Farm Credit Bank at 4.65%
due 7/9/2008; value: $110,138;
proceeds: $103,740                                                                                   104          103,730
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $7,638,730)                                                                  7,638,730
                                                                                                           ==============
TOTAL INVESTMENTS IN SECURITIES 115.19% (Cost $98,358,426)                                                     97,519,101
                                                                                                           ==============
LIABILITIES IN EXCESS OF OTHER ASSETS (15.19%)                                                                (12,863,241)
                                                                                                           --------------
NET ASSETS 100.00%                                                                                         $   84,655,860
                                                                                                           ==============

  # Variable rate security. The interest rate represents the rate at November
    30, 2005.
(a) Foreign security traded in U.S. dollars.
(b) Insured by Financial Security Assurance, Inc., a municipal bond insurance company.
(c) To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

TOTAL RETURN FUND NOVEMBER 30, 2005

                                                                                               PRINCIPAL
                                                               INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                        RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 103.74%

ASSET-BACKED SECURITIES 6.09%
Ameriquest Mortgage Securities, Inc. 2005-R2 A3A                  4.291%#      4/25/2035  $        1,186   $    1,186,699
Ameriquest Mortgage Securities, Inc. 2005-R3 A3A                  4.281%#      5/25/2035             367          367,585
BMW Vehicle Owner Trust 2005-A A3                                  4.04%       2/25/2009           2,800        2,775,359
Capital Auto Receivables Asset Trust 2003-2 A3A                    1.44%       2/15/2007             479          477,620
Centex Home Equity 2005-A AV1                                     4.311%#      8/25/2027             762          762,292
Chase Manhattan Auto Owner Trust 2003-B A3                         1.82%       7/16/2007             478          476,021
Citibank Credit Card Issuance Trust 2002-A1 A1                     4.95%        2/9/2009           1,700        1,703,429
Citibank Credit Card Issuance Trust 2004-A1 A1                     2.55%       1/20/2009             850          829,377
CitiFinancial Mortgage Securities, Inc. 2004-1 AF1                4.281%#      4/25/2034           1,014        1,014,572
Countrywide Asset-Backed Certificates 2004-12 AF1                 4.391%#      3/25/2022             479          479,492
Countrywide Asset-Backed Certificates 2004-13 AV1                 4.331%#      5/25/2023             193          193,534
Ford Credit Auto Owner Trust 2005-C A3                             4.30%       8/15/2009           3,200        3,169,103
Honda Auto Receivables Owner Trust 2004-3 A2                       2.48%       5/18/2007           1,202        1,197,596
Household Affinity Credit Card Master Note 2003-2 A                2.18%       2/15/2008           1,450        1,443,963
Illinois Power Special Purpose Trust 1998-1 A6                     5.54%       6/25/2009           2,188        2,202,189
MBNA Credit Card Master Note Trust 2002-A1 A1                      4.95%       6/15/2009           1,565        1,570,553
Residential Asset Securities Corp. 2005-KS1 A1                    4.301%#      4/25/2025             987          987,220
Saxon Asset Securities Trust 2005-1 A2A                           4.301%#      5/25/2035             499          499,043
USAA Auto Owner Trust 2004-2 A3                                    3.03%       6/16/2008           1,304        1,291,192
USAA Auto Owner Trust 2005-2 A3                                    4.00%      12/15/2009           1,780        1,759,077
                                                                                                           --------------
TOTAL                                                                                                          24,385,916
                                                                                                           --------------
CORPORATE BONDS 15.11%
Airgas, Inc.                                                       7.75%       9/15/2006           1,725        1,763,812
Amerada Hess Corp.                                                7.875%       10/1/2029             625          747,703
AT&T Broadband Corp.                                              9.455%      11/15/2022           1,507        1,962,641
Chesapeake Energy Corp.                                            6.25%       1/15/2018             785          755,563
Commonwealth Edison Co.                                            6.95%       7/15/2018             559          591,593
Corn Products Int'l., Inc.                                         8.45%       8/15/2009             881          972,304
Corning, Inc.                                                      5.90%       3/15/2014             205          205,577
Corning, Inc.                                                      6.05%       6/15/2015             510          502,396

SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND NOVEMBER 30, 2005

                                                                                               PRINCIPAL
                                                               INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                        RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc.                                            7.375%       4/15/2006  $          580   $      587,161
Delhaize America, Inc.                                             9.00%       4/15/2031             348          397,564
Dun & Bradstreet Corp. (The)                                      6.625%       3/15/2006           1,030        1,035,134
FMC Corp.                                                          7.00%       5/15/2008             665          689,739
Ford Motor Credit Co.                                             6.875%        2/1/2006          16,479       16,414,402
General Electric Capital Corp.                                    4.125%        3/4/2008             665          655,018
General Electric Capital Corp.                                    7.375%       1/19/2010           1,818        1,980,682
General Electric Co.                                               5.00%        2/1/2013             155          153,987
General Mills, Inc.                                               5.125%       2/15/2007           1,426        1,426,592
General Motors Corp.                                              8.375%       7/15/2033             661          449,480
Goldman Sachs Group, Inc. (The)                                   6.125%       2/15/2033             732          752,373
Harrah's Operating Co., Inc.                                       8.00%        2/1/2011             881          972,107
Hornbeck Offshore Services, Inc.                                  6.125%       12/1/2014             350          346,500
Household Finance Corp.                                            5.75%       1/30/2007             410          413,960
Household Finance Corp.                                            7.00%       5/15/2012           1,820        1,985,605
Int'l. Flavors & Fragrances, Inc.                                  6.45%       5/15/2006           1,206        1,213,632
Kansas City Power & Light Co.                                     7.125%      12/15/2005              97           97,063
KB Home                                                           5.875%       1/15/2015             375          350,012
Kerr-McGee Corp.                                                   6.95%        7/1/2024             450          470,805
Lubrizol Corp. (The)                                               5.50%       10/1/2014             900          894,032
MGM Mirage, Inc.                                                   6.75%        9/1/2012             710          718,875
Monongahela Power Co.                                              7.36%       1/15/2010           1,295        1,357,230
Nevada Power Co.                                                  5.875%       1/15/2015             340          336,666
Nevada Power Co.                                                   8.25%        6/1/2011             450          499,500
Noranda, Inc.(a)                                                   6.20%       6/15/2035             622          589,288
Northwest Pipeline Corp.                                          8.125%        3/1/2010             865          922,306
NOVA Chemicals Corp.(a)                                            6.50%       1/15/2012           1,035        1,016,888
Pacific Energy Partners L.P.+                                      6.25%       9/15/2015             457          452,430
Peabody Energy Corp.                                              5.875%       4/15/2016             880          858,000
Phelps Dodge Corp.                                                 9.50%        6/1/2031             340          459,523
PSEG Power LLC                                                     5.50%       12/1/2015             695          683,326
Rogers Wireless, Inc.(a)                                           7.25%      12/15/2012             395          417,219
SBC Communications, Inc.                                           6.15%       9/15/2034             235          232,564
Scholastic Corp.                                                   5.75%       1/15/2007           1,310        1,316,898
Sprint Capital Corp.                                               8.75%       3/15/2032             553          726,962
SunGard Data Systems, Inc.+                                       9.125%       8/15/2013             405          421,200
Telecom Italia Capital S.A.(a)                                    6.375%      11/15/2033           1,614        1,615,596
Tennessee Gas Pipeline Co.                                         6.00%      12/15/2011             108          102,600
Time Warner, Inc.                                                 6.125%       4/15/2006             435          437,008

SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND NOVEMBER 30, 2005

                                                                                               PRINCIPAL
                                                               INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                        RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                 7.625%       4/15/2031  $        1,283   $    1,459,831
TXU Corp.                                                          5.55%      11/15/2014             838          792,689
Tyco Int'l. Group S.A.(a)                                          6.00%      11/15/2013             263          268,233
UnitedHealth Group, Inc.                                          3.375%       8/15/2007           1,582        1,545,086
Ventas Realty L.P./Capital Corp.                                  6.625%      10/15/2014             640          651,200
Verizon Global Funding Corp.                                       7.25%       12/1/2010           2,469        2,680,892
Verizon Global Funding Corp.                                       7.75%       12/1/2030             393          461,638
Wynn Las Vegas LLC/Capital Corp.                                  6.625%       12/1/2014             650          631,313
                                                                                                           --------------
TOTAL                                                                                                          60,442,398
                                                                                                           --------------
FOREIGN BONDS 1.01%
Republic of Argentina(a)                                           3.00%#      4/30/2013             290          235,190
Republic of Bulgaria+(a)                                           8.25%       1/15/2015             225          271,125
Republic of South Africa(a)                                        6.50%        6/2/2014             410          443,312
Republic of Turkey(a)                                              8.00%       2/14/2034             320          340,800
Republic of Venezuela(a)                                          9.375%       1/13/2034             545          628,113
Russian Federation+(a)                                             5.00%#      3/31/2030           1,898        2,125,760
                                                                                                           --------------
TOTAL                                                                                                           4,044,300
                                                                                                           --------------
GOVERNMENT SPONSORED ENTERPRISES BOND 1.70%
Federal National Mortgage Assoc.                                  6.625%      11/15/2010           6,300        6,803,956
                                                                                                           --------------
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 43.91%
Federal Home Loan Mortgage Corp. Gold(d)                           5.50%             TBA          20,680       20,395,650
Federal Home Loan Mortgage Corp. A13484                            7.00%        9/1/2033              67           70,046
Federal Home Loan Mortgage Corp. A37740                            5.00%       10/1/2035             356          342,452
Federal Home Loan Mortgage Corp. B15593                            5.50%        7/1/2019           1,278        1,284,672
Federal Home Loan Mortgage Corp. B17594                            5.50%        1/1/2020           1,487        1,494,658
Federal Home Loan Mortgage Corp. C01345                            7.00%        4/1/2032           1,325        1,381,255
Federal Home Loan Mortgage Corp. C63990                            7.00%        2/1/2032              72           74,896
Federal Home Loan Mortgage Corp. C66953                            7.00%        5/1/2032             335          349,327
Federal Home Loan Mortgage Corp. C77216                            7.00%        8/1/2032             134          139,631
Federal Home Loan Mortgage Corp. G08009                            5.00%        9/1/2034           1,503        1,449,340
Federal Home Loan Mortgage Corp. G08072                            5.00%        8/1/2035           2,625        2,526,231
Federal Home Loan Mortgage Corp. G08079                            5.00%        9/1/2035             741          713,465
Federal National Mortgage Assoc.                                  4.524%#      12/1/2034           2,921        2,889,477
Federal National Mortgage Assoc.                                  4.547%#       7/1/2035           3,250        3,222,903
Federal National Mortgage Assoc.                                  4.573%#       6/1/2035           2,932        2,898,335
Federal National Mortgage Assoc.                                   4.64%        7/1/2015           5,705        5,527,813

SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND NOVEMBER 30, 2005

                                                                                               PRINCIPAL
                                                               INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                        RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.                                   4.74%        4/1/2015  $        1,200   $    1,168,585
Federal National Mortgage Assoc.                                   4.81%        8/1/2015           1,994        1,952,217
Federal National Mortgage Assoc.                                   5.16%        4/1/2015           2,000        2,005,972
Federal National Mortgage Assoc.(d)                                5.50%             TBA          62,230       61,296,550
Federal National Mortgage Assoc.                                   5.50%        4/1/2034           2,717        2,675,859
Federal National Mortgage Assoc.                                   5.50%        9/1/2034           4,128        4,071,422
Federal National Mortgage Assoc.                                   5.50%       11/1/2034           1,589        1,567,192
Federal National Mortgage Assoc.                                   5.50%        2/1/2035           6,224        6,139,108
Federal National Mortgage Assoc.                                   5.50%        3/1/2035           3,347        3,298,971
Federal National Mortgage Assoc.                                   5.50%        7/1/2035           6,770        6,672,616
Federal National Mortgage Assoc.                                   5.50%       10/1/2035          15,205       14,966,346
Federal National Mortgage Assoc.                                   5.50%       11/1/2035           8,003        7,886,966
Federal National Mortgage Assoc.(d)                                6.00%             TBA          12,370       12,443,453
Federal National Mortgage Assoc.                                   6.50%        6/1/2032             342          350,955
Federal National Mortgage Assoc.                                   6.50%        4/1/2033           4,267        4,370,125
Federal National Mortgage Assoc.                                   6.87%        4/1/2006              44           44,031
Federal National Mortgage Assoc.                                  7.084%        7/1/2006               3            3,105
                                                                                                           --------------
TOTAL                                                                                                         175,673,624
                                                                                                           --------------
MUNICIPAL BOND 0.30%
Houston TX Independent School District(c)                          5.00%       2/15/2032           1,170        1,202,374
                                                                                                           --------------
NON-AGENCY COMMERCIAL MORTGAGE-BACKED
SECURITIES 27.53%
Banc of America Commercial Mortgage, Inc. 2004-2 A1               2.764%      11/10/2038           3,849        3,702,141
Banc of America Commercial Mortgage, Inc. 2004-4 A3               4.128%       7/10/2042           2,800        2,715,765
Banc of America Commercial Mortgage, Inc. 2005-1 A2                4.64%      11/10/2042           4,270        4,244,020
Bear Stearns Commercial Mortgage
Securities 2003-T12 A1                                             2.96%       8/13/2039           6,718        6,459,429
Citigroup/Deutsche Bank Commercial
Mortgage Trust 2005-CD1 A4                                        5.225%#      7/15/2044           5,475        5,482,708
Credit Suisse First Boston Mortgage
Securities 1998-C2 A1                                              5.96%      11/11/2030              92           92,469
GMAC Commercial Mortgage Securities, Inc                           4.93%       7/10/2039           1,345        1,325,546
GMAC Commercial Mortgage Securities, Inc 2003-C1 A2               4.079%       5/10/2036           9,005        8,420,569
Greenwich Capital Commercial Funding 2004-GG1 A2                  3.835%       6/10/2036           2,287        2,244,120

SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND NOVEMBER 30, 2005

                                                                                                  PRINCIPAL
                                                               INTEREST            MATURITY          AMOUNT
INVESTMENTS                                                        RATE                DATE           (000)              VALUE
------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding 2005-GG5 A5                  5.224%#         4/10/2037  $          550     $      547,103
JPMorgan Chase Commercial Mortgage Securities 2002-C1 A2          4.914%          7/12/2037             390            388,058
JPMorgan Chase Commercial Mortgage Securities 2003-C1 A1          4.275%          1/12/2037           4,070          3,962,715
JPMorgan Chase Commercial Mortgage Securities 2004-C2 A3          5.383%#         5/15/2041           3,000          2,999,587
LB-UBS Commercial Mortgage Trust 2003-C1 A4                       4.394%          3/15/2032          10,325          9,831,331
LB-UBS Commercial Mortgage Trust 2003-C3 A1                       2.599%          5/15/2027           8,864          8,522,862
LB-UBS Commercial Mortgage Trust 2004-C1 A1                       2.964%          1/15/2029          10,535         10,128,355
LB-UBS Commercial Mortgage Trust 2004-C2 A2                       3.246%          3/15/2029           2,620          2,489,160
LB-UBS Commercial Mortgage Trust 2004-C7 A2                       3.992%         10/15/2029           4,440          4,272,149
Merrill Lynch Mortgage Trust 2005-MKB2 A1                         4.446%          9/12/2042           2,459          2,431,652
Morgan Stanley Capital I 2003-IQ4                                  3.27%          5/15/2040             516            483,455
Morgan Stanley Capital I 2003-IQ6 A3                               4.74%         12/15/2041           1,795          1,750,753
Morgan Stanley Capital I 2003-IQ6 A4                               4.97%         12/15/2041           1,415          1,383,903
Morgan Stanley Capital I 2004-HQ3 A4                               4.80%          1/13/2041          11,735         11,383,761
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2                3.989%          6/15/2035          11,460         10,605,916
Wachovia Bank Commercial Mortgage Trust 2004-C12 A1               3.404%          7/15/2041             759            737,523
Wachovia Bank Commercial Mortgage Trust 2005-C17 A1                4.43%          3/15/2042           3,576          3,540,825
                                                                                                                --------------
TOTAL                                                                                                              110,145,875
                                                                                                                --------------
PASS-THROUGH AGENCY 0.00%
Government National Mortgage Assoc.                               12.00%          8/15/2013              --(b)              91
                                                                                                                --------------
U.S. TREASURY OBLIGATIONS 8.09%
U.S. Treasury Bond                                                 5.25%          2/15/2029           9,139          9,721,620
U.S. Treasury Note                                                 3.50%         12/15/2009           6,293          6,081,354
U.S. Treasury Note                                                 4.00%          3/15/2010             337            331,419
U.S. Treasury Note                                                 4.25%          8/15/2013           3,299          3,243,847
U.S. Treasury Note                                                4.875%          2/15/2012           5,883          6,010,085
U.S. Treasury Note                                                 5.00%          2/15/2011           1,298          1,332,783
U.S. Treasury Note                                                 5.00%          8/15/2011           2,253          2,317,510
U.S. Treasury Strips                                        Zero Coupon           8/15/2020           1,850            913,054
U.S. Treasury Strips                                        Zero Coupon          11/15/2027           6,854          2,398,489
                                                                                                                --------------
TOTAL                                                                                                               32,350,161
                                                                                                                --------------
TOTAL LONG-TERM INVESTMENTS (Cost $418,258,817)                                                                    415,048,695
                                                                                                                ==============

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)

TOTAL RETURN FUND NOVEMBER 30, 2005

                                                                                               PRINCIPAL
                                                                                                  AMOUNT
INVESTMENTS                                                                                        (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 9.93%

REPURCHASE AGREEMENTS 9.93%

Repurchase Agreement dated 11/30/2005,
3.99% due 12/1/2005 with J.P. Morgan
Chase & Co. collateralized by $32,056,000
of Federal National Mortgage Assoc. at
4.72% due 3/15/2010; value: $31,897,786;
proceeds: $31,745,518                                                                     $       31,742   $   31,742,000

Repurchase Agreement dated 11/30/2005,
3.40% due 12/1/2005 with State Street
Bank & Trust Co. collateralized by $8,180,000
of Federal Home Loan Bank at 4.625%
due 11/21/2007; value: $8,159,550
proceeds: $7,996,130                                                                               7,995        7,995,375
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $39,737,375)                                                                39,737,375
                                                                                                           ==============
TOTAL INVESTMENTS IN SECURITIES 113.67% (Cost $457,996,192)                                                   454,786,070
                                                                                                           ==============
LIABILITIES IN EXCESS OF OTHER ASSETS (13.67%)                                                                (54,701,090)
                                                                                                           --------------
NET ASSETS 100.00%                                                                                         $  400,084,980
                                                                                                           ==============

  # Variable rate security. The interest rate represents the rate at November
    30, 2005.
  + Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a) Foreign security traded in U.S. dollars.
(b) Amount represents less than $1,000.
(c) Insured by Financial Security Assurance, Inc., a municipal bond insurance company.
(d) To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES

NOVEMBER 30, 2005

                                                                                   CORE FIXED              TOTAL
                                                                                  INCOME FUND        RETURN FUND
ASSETS:
Investment in securities, at cost                                            $     98,358,426   $    457,996,192
----------------------------------------------------------------------------------------------------------------
Investment in securities, at value                                           $     97,519,101   $    454,786,070
Receivables:
  Interest and dividends                                                              508,255          2,559,663
  Investment securities sold                                                       13,438,964         75,904,882
  Capital shares sold                                                                 310,179          2,723,922
  From advisor                                                                         39,322            151,940
Prepaid expenses and other assets                                                      33,331             43,939
----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      111,849,152        536,170,416
----------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Investment securities purchased                                                  26,634,842        133,882,258
  Capital shares reacquired                                                           126,575            363,447
  Management fee                                                                       27,855            141,385
  12b-1 distribution fees                                                              45,218             92,717
  Fund administration                                                                   2,756             12,578
  Trustees' fees                                                                       11,222             12,659
  To affiliate                                                                              -             72,245
Dividends payable                                                                     276,065          1,382,021
Accrued expenses and other liabilities                                                 68,759            126,126
----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  27,193,292        136,085,436
================================================================================================================
NET ASSETS                                                                   $     84,655,860   $    400,084,980
================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                              $     86,389,582   $    406,639,739
Distributions in excess of net investment income                                      (92,040)          (280,050)
Accumulated net realized loss on investments, futures contracts
  and foreign currency related transactions                                          (802,357)        (3,064,587)
Net unrealized depreciation on investments, and
  translation of assets and liabilities denominated in
  foreign currencies                                                                 (839,325)        (3,210,122)
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                   $     84,655,860   $    400,084,980
================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                               $     47,028,798   $    146,375,658
Class B Shares                                                               $     13,931,710   $     34,254,577
Class C Shares                                                               $     22,487,014   $     30,351,846
Class P Shares                                                               $        687,019   $      2,780,783
Class Y Shares                                                               $        521,319   $    186,322,116
OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF
  AUTHORIZED SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                                      4,485,602         14,177,757
Class B Shares                                                                      1,332,441          3,321,256
Class C Shares                                                                      2,153,662          2,942,472
Class P Shares                                                                         65,304            268,187
Class Y Shares                                                                         49,731         18,021,640
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                               $          10.48   $          10.32
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 4.75%)                               $          11.00   $          10.83
Class B Shares-Net asset value                                               $          10.46   $          10.31
Class C Shares-Net asset value                                               $          10.44   $          10.32
Class P Shares-Net asset value                                               $          10.52   $          10.37
Class Y Shares-Net asset value                                               $          10.48   $          10.34
================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 2005

                                                                                   CORE FIXED              TOTAL
                                                                                  INCOME FUND        RETURN FUND
INVESTMENT INCOME:
Interest                                                                     $      3,382,404   $     13,999,696
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                             3,382,404         13,999,696
----------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                        338,717          1,386,311
12b-1 distribution plan-Class A                                                       159,505            398,911
12b-1 distribution plan-Class B                                                       142,038            345,359
12b-1 distribution plan-Class C                                                       188,037            244,846
12b-1 distribution plan-Class P                                                         2,243              9,663
Shareholder servicing                                                                 215,783            424,878
Professional                                                                           34,524             50,776
Reports to shareholders                                                                23,935            102,980
Fund administration                                                                    30,386            123,228
Custody                                                                                27,764             50,763
Trustees' fees                                                                          4,071             15,288
Registration                                                                           37,326             46,284
Subsidy (See Note 3)                                                                        -            326,630
Other                                                                                   3,380             26,024
----------------------------------------------------------------------------------------------------------------
Gross expenses                                                                      1,207,709          3,551,941
  Interest expense (See Note 2)                                                        10,565             31,364
  Expense reductions (See Note 7)                                                      (5,120)           (18,958)
  Expenses assumed by advisor (See Note 3)                                           (305,252)          (838,906)
----------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                          907,902          2,725,441
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                               2,474,502         11,274,255
----------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, futures contracts
  TBA sale commitments, and foreign currency related transactions                    (148,928)          (878,829)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, and translation of assets and liabilities
  denominated in foreign currencies                                                (1,160,343)        (4,691,792)
================================================================================================================
NET REALIZED AND UNREALIZED LOSS                                                   (1,309,271)        (5,570,621)
================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $      1,165,231   $      5,703,634
================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED NOVEMBER 30, 2005

                                                                                   CORE FIXED              TOTAL
INCREASE IN NET ASSETS                                                            INCOME FUND        RETURN FUND
OPERATIONS:
Net investment income                                                        $      2,474,502   $     11,274,255
Net realized gain (loss) on investments, future contracts,
  TBA sale commitments, and foreign currency related transactions                    (148,928)          (878,829)
Net change in unrealized appreciation (depreciation) on
  investments, futures contracts, and translation of assets and
  liabilities denominated in foreign currency                                      (1,160,343)        (4,691,792)
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                1,165,231          5,703,634
================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                          (1,620,158)        (4,487,606)
  Class B                                                                            (456,814)        (1,145,507)
  Class C                                                                            (604,010)          (810,623)
  Class P                                                                             (18,849)           (83,820)
  Class Y                                                                             (21,606)        (5,780,925)
Net realized gain
  Class A                                                                             (42,799)          (552,423)
  Class B                                                                             (16,275)          (209,836)
  Class C                                                                             (17,848)          (131,910)
  Class P                                                                                (350)            (4,433)
  Class Y                                                                                (519)          (526,340)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                (2,799,228)       (13,733,423)
================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                  36,155,828        220,157,719
Reinvestment of distributions                                                       2,174,268         11,770,351
Cost of shares reacquired                                                         (18,083,003)       (45,256,161)
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                        20,247,093        186,671,909
================================================================================================================
NET INCREASE IN NET ASSETS                                                         18,613,096        178,642,120
================================================================================================================
NET ASSETS:
Beginning of year                                                                  66,042,764        221,442,860
----------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                  $     84,655,860   $    400,084,980
================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                             $        (92,040)  $       (280,050)
================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED NOVEMBER 30, 2004

                                                                                   CORE FIXED              TOTAL
INCREASE (DECREASE) IN NET ASSETS                                                 INCOME FUND        RETURN FUND
OPERATIONS:
Net investment income                                                        $      1,785,026   $      5,620,342
Net realized gain on investments and futures contracts                                868,834          2,713,969
Net change in unrealized appreciation (depreciation) on
  investments and futures contracts                                                  (500,766)        (1,084,385)
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                2,153,094          7,249,926
================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                          (1,262,241)        (2,710,821)
  Class B                                                                            (427,632)        (1,041,214)
  Class C                                                                            (454,507)          (626,440)
  Class P                                                                              (5,208)           (13,489)
  Class Y                                                                              (1,899)        (2,147,065)
Net realized gain
  Class A                                                                            (560,541)          (910,267)
  Class B                                                                            (224,255)          (512,376)
  Class C                                                                            (235,572)          (282,457)
  Class P                                                                                (149)               (32)
  Class Y                                                                                 (24)          (571,648)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                (3,172,028)        (8,815,809)
================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                  23,834,190         95,288,051
Reinvestment of distributions                                                       2,416,482          7,330,620
Cost of shares reacquired                                                         (29,695,166)       (34,413,770)
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                        (3,444,494)        68,204,901
================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                              (4,463,428)        66,639,018
================================================================================================================
NET ASSETS:
Beginning of year                                                                  70,506,192        154,803,842
----------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                  $     66,042,764   $    221,442,860
================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                             $        (93,745)  $       (285,214)
================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CASH FLOWS

FOR THE YEAR ENDED NOVEMBER 30, 2005

                                                                                   CORE FIXED              TOTAL
INCREASE (DECREASE) IN CASH                                                       INCOME FUND        RETURN FUND
CASH FLOWS PROVIDED BY (USED FOR) OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                         $      1,165,231   $      5,703,634
----------------------------------------------------------------------------------------------------------------
  ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS FROM
  OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
----------------------------------------------------------------------------------------------------------------
Purchases of long-term portfolio investments                                     (371,533,339)    (1,610,184,681)
Proceeds from disposition of long-term portfolio
  investments and principal paydowns                                              341,733,128      1,384,242,162
Sales of short-term portfolio investments, net                                        859,270          1,267,624
Increase (decrease) in interest receivable                                             53,298           (650,392)
Increase in receivable for investments sold                                       (11,880,280)       (69,813,421)
Increase in receivable from advisor                                                    (9,335)           (38,976)
Increase in prepaid expenses and other assets                                         (26,469)           (36,873)
Decrease in TBA sale commitments                                                   (1,219,138)        (3,047,834)
Decrease in variation margin payable and payments for
  futures variation margins                                                            11,637             39,212
Increase in payable for investments purchased                                      21,570,766        113,568,974
Increase in management fee payable                                                        683             53,886
Increase in 12b-1 distribution fees payable                                             8,510             21,352
Increase in fund administration fee payable                                               580              5,574
Increase in Trustees' fees payable                                                     10,003             12,086
Increase in payable to affiliate                                                            -             48,076
Increase in accrued expenses and other liabilities                                     30,781             29,748
Net premium amortization on investments                                               107,115            635,216
Unrealized (appreciation) depreciation on investments,
  futures contracts, and translation of assets and liabilities
  denominated in foreign currencies                                                 1,160,343          4,691,792
Net realized (gain) loss on investments, futures contracts, and
  foreign currency related transactions                                               148,928            878,829
----------------------------------------------------------------------------------------------------------------
NET CASH USED FOR OPERATING ACTIVITIES                                            (17,808,288)      (172,574,012)
----------------------------------------------------------------------------------------------------------------
CASH FLOWS PROVIDED BY (USED FOR) FINANCING ACTIVITIES*:
Proceeds from shares sold                                                          36,224,978        217,801,138
Payment on shares redeemed                                                        (18,058,356)       (44,980,761)
Cash dividends paid                                                                  (520,116)        (1,200,863)
Purchase of mortgage dollar roll transactions                                    (117,390,753)      (454,542,423)
Proceeds from sales of mortgage dollar roll transactions                          117,552,169        455,183,242
----------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                          17,807,922        172,260,333
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                                          (366)          (313,679)
----------------------------------------------------------------------------------------------------------------
CASH AT BEGINNING OF PERIOD                                                               366            313,679
CASH AT END OF PERIOD                                                        $              -   $              -
----------------------------------------------------------------------------------------------------------------

Supplemental disclosure of cash flow information:

* Non cash financing activities not included herein consist of reinvestment of distributions of $2,174,268 for Core Fixed Income Fund and $11,770,351 for Total Return Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

CORE FIXED INCOME FUND

                                                                                 YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
                                                        2005           2004            2003            2002           2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $    10.68     $    10.81      $    10.74      $    10.81      $    10.91
                                                     ==========     ==========      ==========      ==========      ==========
Investment operations:

  Net investment income(a)                                  .38(c)         .31(c)          .26             .43             .66
  Net realized and unrealized gain (loss)                  (.16)           .08             .26             .24             .61
                                                     ----------     ----------      ----------      ----------      ----------
    Total from investment operations                        .22            .39             .52             .67            1.27
                                                     ----------     ----------      ----------      ----------      ----------
Distributions to shareholders from:

  Net investment income                                    (.41)          (.37)           (.38)           (.54)          (1.37)
  Net realized gain                                        (.01)          (.15)           (.07)           (.20)              -
                                                     ----------     ----------      ----------      ----------      ----------
    Total distributions                                    (.42)          (.52)           (.45)           (.74)          (1.37)
                                                     ----------     ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF YEAR                         $    10.48     $    10.68      $    10.81      $    10.74      $    10.81
                                                     ==========     ==========      ==========      ==========      ==========
Total Return(b)                                            2.10%          3.72%           4.84%           6.57%          12.64%

RATIOS TO AVERAGE NET ASSETS:

  Expenses, excluding interest expense,
    including expense reductions
    and expenses assumed                                    .90%          1.04%(d)        1.05%(d)         .70%(d)         .01%(d)
  Expenses, including expense reductions
    and expenses assumed                                    .91%          1.04%           1.05%            .70%            .01%
  Expenses, excluding expense reductions
    and expenses assumed                                   1.34%          1.32%           1.32%           1.45%           1.77%
  Net investment income                                    3.53%          2.92%           2.39%           4.06%           6.21%

                                                                                 YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005           2004            2003            2002            2001
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                      $   47,029     $   36,168      $   38,464      $   18,593      $    5,139
  Portfolio turnover rate                                416.16%        434.57%         425.46%         433.27%         641.36%
------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND

                                                                                 YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
                                                        2005           2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $    10.66     $    10.79      $    10.72      $    10.82      $    10.91
                                                     ==========     ==========      ==========      ==========      ==========
Investment operations:

  Net investment income(a)                                  .31(c)         .25(c)          .19             .36             .61
  Net realized and unrealized gain (loss)                  (.16)           .08             .27             .25             .66
                                                     ----------     ----------      ----------      ----------      ----------
    Total from investment operations                        .15            .33             .46             .61            1.27
                                                     ----------     ----------      ----------      ----------      ----------
Distributions to shareholders from:

  Net investment income                                    (.34)          (.31)           (.32)           (.51)          (1.36)
  Net realized gain                                        (.01)          (.15)           (.07)           (.20)              -
                                                     ----------     ----------      ----------      ----------      ----------
    Total distributions                                    (.35)          (.46)           (.39)           (.71)          (1.36)
                                                     ----------     ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF YEAR                         $    10.46     $    10.66      $    10.79      $    10.72      $    10.82
                                                     ==========     ==========      ==========      ==========      ==========
Total Return(b)                                            1.44%          3.13%           4.26%           5.95%          12.57%

RATIOS TO AVERAGE NET ASSETS:

  Expenses, excluding interest expense,
    including expense reductions
    and expenses assumed                                   1.55%          1.65%(d)        1.65%(d)        1.29%(d)         .45%(d)
  Expenses, including expense reductions
    and expenses assumed                                   1.56%          1.65%           1.65%           1.29%            .45%
  Expenses, excluding expense reductions
    and expenses assumed                                   1.95%          1.93%           1.95%           2.04%           2.21%
  Net investment income                                    2.89%          2.31%           1.76%           3.47%           5.77%

                                                                                 YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005           2004            2003            2002            2001
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                      $   13,932     $   14,054      $   15,745      $   12,485      $    1,642
  Portfolio turnover rate                                416.16%        434.57%         425.46%         433.27%         641.36%
------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND

                                                                                 YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
                                                        2005           2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $    10.64     $    10.77      $    10.70      $    10.79      $    10.91
                                                     ==========     ==========      ==========      ==========      ==========
Investment operations:

  Net investment income(a)                                  .31(c)         .25(c)          .19             .36             .61
  Net realized and unrealized gain (loss)                  (.16)           .08             .26             .26             .64
                                                     ----------     ----------      ----------      ----------      ----------
    Total from investment operations                        .15            .33             .45             .62            1.25
                                                     ----------     ----------      ----------      ----------      ----------
Distributions to shareholders from:

  Net investment income                                    (.34)          (.31)           (.31)           (.51)          (1.37)
  Net realized gain                                        (.01)          (.15)           (.07)           (.20)              -
                                                     ----------     ----------      ----------      ----------      ----------
    Total distributions                                    (.35)          (.46)           (.38)           (.71)          (1.37)
                                                     ----------     ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF YEAR                         $    10.44     $    10.64      $    10.77      $    10.70      $    10.79
                                                     ==========     ==========      ==========      ==========      ==========
Total Return(b)                                            1.43%          3.13%           4.24%           6.06%          12.42%

RATIOS TO AVERAGE NET ASSETS:

  Expenses, excluding interest expense,
    including expense reductions
    and expenses assumed                                   1.55%          1.65%(d)        1.65%(d)        1.29%(d)         .53%(d)
  Expenses, including expense reductions
    and expenses assumed                                   1.56%          1.65%           1.65%           1.29%            .53%
  Expenses, excluding expense reductions
    and expenses assumed                                   1.95%          1.93%           1.92%           2.04%           2.29%
  Net investment income                                    2.89%          2.31%           1.79%           3.47%           5.69%

                                                                                 YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005           2004            2003            2002            2001
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                      $   22,487     $   15,098      $   16,289      $    6,464      $      846
  Portfolio turnover rate                                416.16%        434.57%         425.46%         433.27%         641.36%
------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND

                                                                                 YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
                                                        2005           2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $    10.72     $    10.86      $    10.78      $    10.83      $    10.91
                                                     ==========     ==========      ==========      ==========      ==========
Investment operations:

  Net investment income(a)                                  .37(c)         .32(c)          .25             .46             .64
  Net realized and unrealized gain (loss)                  (.16)           .06             .27             .22             .65
                                                     ----------     ----------      ----------      ----------      ----------
    Total from investment operations                        .21            .38             .52             .68            1.29
                                                     ----------     ----------      ----------      ----------      ----------
Distributions to shareholders from:

  Net investment income                                    (.40)          (.37)           (.37)           (.53)          (1.37)
  Net realized gain                                        (.01)          (.15)           (.07)           (.20)              -
                                                     ----------     ----------      ----------      ----------      ----------
    Total distributions                                    (.41)          (.52)           (.44)           (.73)          (1.37)
                                                     ----------     ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF YEAR                         $    10.52     $    10.72      $    10.86      $    10.78      $    10.83
                                                     ==========     ==========      ==========      ==========      ==========
Total Return(b)                                            1.99%          3.62%           4.79%           6.59%          12.84%

RATIOS TO AVERAGE NET ASSETS:

  Expenses, excluding interest expense,
    including expense reductions
    and expenses assumed                                   1.00%          1.10%(d)        1.10%(d)         .68%(d)         .24%(d)
  Expenses, including expense reductions
    and expenses assumed                                   1.01%          1.10%           1.10%            .68%            .24%
  Expenses, excluding expense reductions
    and expenses assumed                                   1.42%          1.42%           1.37%           1.43%           2.00%
  Net investment income                                    3.46%          2.96%           2.34%           4.08%           6.06%

                                                                                 YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005           2004            2003            2002            2001
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                      $      687     $      278      $        6      $        2      $        2
  Portfolio turnover rate                                416.16%        434.57%         425.46%         433.27%         641.36%
------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

CORE FIXED INCOME FUND

                                                                                 YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
                                                        2005           2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $    10.68     $    10.82      $    10.75      $    10.80      $    10.90
                                                     ==========     ==========      ==========      ==========      ==========
Investment operations:

  Net investment income(a)                                  .42(c)         .39(c)          .32             .49             .66
  Net realized and unrealized gain (loss)                  (.16)           .05             .24             .22             .61
                                                     ----------     ----------      ----------      ----------      ----------
    Total from investment operations                        .26            .44             .56             .71            1.27
                                                     ----------     ----------      ----------      ----------      ----------
Distributions to shareholders from:

  Net investment income                                    (.45)          (.43)           (.42)           (.56)          (1.37)
  Net realized gain                                        (.01)          (.15)           (.07)           (.20)              -
                                                     ----------     ----------      ----------      ----------      ----------
    Total distributions                                    (.46)          (.58)           (.49)           (.76)          (1.37)
                                                     ----------     ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF YEAR                         $    10.48     $    10.68      $    10.82      $    10.75      $    10.80
                                                     ==========     ==========      ==========      ==========      ==========
Total Return(b)                                            2.46%          4.20%           5.28%           6.96%          12.65%

RATIOS TO AVERAGE NET ASSETS:

  Expenses, excluding interest expense,
    including expense reductions
    and expenses assumed                                    .55%           .63%(d)         .65%(d)         .37%(d)         .00%(d)
  Expenses, including expense reductions
    and expenses assumed                                    .56%           .63%            .65%            .37%            .00%
  Expenses, excluding expense reductions
    and expenses assumed                                    .95%          1.14%            .92%           1.12%           1.76%
  Net investment income                                    3.89%          3.66%           2.79%+          4.39%           6.22%

                                                                                 YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005           2004            2003            2002            2001
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                      $      521     $      445      $        2      $    8,376      $    6,409
  Portfolio turnover rate                                416.16%        434.57%         425.46%         433.27%         641.36%
------------------------------------------------------------------------------------------------------------------------------

+   The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the year.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Interest expense is less than $.01.
(d) Interest expense is less than .01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

TOTAL RETURN FUND

                                                                                 YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
                                                        2005           2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $    10.55     $    10.64      $    10.44      $    10.47      $    10.43
                                                     ==========     ==========      ==========      ==========      ==========
Investment operations:

  Net investment income(a)                                  .38(c)         .33(c)          .29             .44             .58
  Net realized and unrealized gain (loss)                  (.13)           .11             .32             .18             .66
                                                     ----------     ----------      ----------      ----------      ----------
    Total from investment operations                        .25            .44             .61             .62            1.24
                                                     ----------     ----------      ----------      ----------      ----------
Distributions to shareholders from:

  Net investment income                                    (.42)          (.38)           (.41)           (.55)          (1.20)
  Net realized gain                                        (.06)          (.15)              -            (.10)              -
                                                     ----------     ----------      ----------      ----------      ----------
    Total distributions                                    (.48)          (.53)           (.41)           (.65)          (1.20)
                                                     ----------     ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF YEAR                         $    10.32     $    10.55      $    10.64      $    10.44      $    10.47
                                                     ==========     ==========      ==========      ==========      ==========
Total Return(b)                                            2.37%          4.25%           5.88%           6.14%          12.79%

RATIOS TO AVERAGE NET ASSETS:

  Expenses, excluding interest expense,
    including expense reductions
    and expenses assumed                                    .90%          1.03%(d)        1.06%(d)         .73%(d)         .14%(d)
  Expenses, including expense reductions
    and expenses assumed                                    .91%          1.03%           1.06%            .73%            .14%
  Expenses, excluding expense reductions
    and expenses assumed                                   1.19%          1.27%           1.31%           1.40%           1.11%
  Net investment income                                    3.61%          3.09%           2.77%           4.28%           5.62%

                                                                                 YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005           2004            2003            2002            2001
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                      $  146,376     $   89,186      $   61,744      $   36,691      $   14,068
  Portfolio turnover rate                                420.64%        390.93%         394.73%         419.92%         720.60%
------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND

                                                                                 YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
                                                        2005           2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $    10.54     $    10.63      $    10.44      $    10.49      $    10.44
                                                     ==========     ==========      ==========      ==========      ==========
Investment operations:

  Net investment income(a)                                  .31(c)         .26(c)          .23             .38             .54
  Net realized and unrealized gain (loss)                  (.13)           .11             .31             .18             .71
                                                     ----------     ----------      ----------      ----------      ----------
    Total from investment operations                        .18            .37             .54             .56            1.25
                                                     ----------     ----------      ----------      ----------      ----------

Distributions to shareholders from:

  Net investment income                                    (.35)          (.31)           (.35)           (.51)          (1.20)
  Net realized gain                                        (.06)          (.15)              -            (.10)              -
                                                     ----------     ----------      ----------      ----------      ----------
    Total distributions                                    (.41)          (.46)           (.35)           (.61)          (1.20)
                                                     ----------     ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF YEAR                         $    10.31     $    10.54      $    10.63      $    10.44      $    10.49
                                                     ==========     ==========      ==========      ==========      ==========
Total Return(b)                                            1.73%          3.61%           5.19%           5.59%          12.82%

RATIOS TO AVERAGE NET ASSETS:

  Expenses, excluding interest expense,
    including expense reductions
    and expenses assumed                                   1.55%          1.65%(d)        1.65%(d)        1.26%(d)         .48%(d)
  Expenses, including expense reductions
    and expenses assumed                                   1.56%          1.65%           1.65%           1.26%            .48%
  Expenses, excluding expense reductions
    and expenses assumed                                   1.83%          1.88%           1.94%           1.93%           1.45%
  Net investment income                                    2.97%          2.48%           2.14%           3.75%           5.29%

                                                                                 YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005           2004            2003            2002            2001
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                      $   34,254     $   34,319      $   35,791      $   29,982      $    9,093
  Portfolio turnover rate                                420.64%        390.93%         394.73%         419.92%         720.60%
------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND

                                                                                 YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
                                                        2005           2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $    10.54     $    10.64      $    10.44      $    10.48      $    10.44
                                                     ==========     ==========      ==========      ==========      ==========
Investment operations:

  Net investment income(a)                                  .31(c)         .26(c)          .23             .39             .54
  Net realized and unrealized gain (loss)                  (.12)           .10             .32             .18             .69
                                                     ----------     ----------      ----------      ----------      ----------
    Total from investment operations                        .19            .36             .55             .57            1.23
                                                     ----------     ----------      ----------      ----------      ----------

Distributions to shareholders from:

  Net investment income                                    (.35)          (.31)           (.35)           (.51)          (1.19)
  Net realized gain                                        (.06)          (.15)              -            (.10)              -
                                                     ----------     ----------      ----------      ----------      ----------
    Total distributions                                    (.41)          (.46)           (.35)           (.61)          (1.19)
                                                     ----------     ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF YEAR                         $    10.32     $    10.54      $    10.64      $    10.44      $    10.48
                                                     ==========     ==========      ==========      ==========      ==========
Total Return(b)                                            1.81%          3.50%           5.28%           5.69%          12.67%

RATIOS TO AVERAGE NET ASSETS:

  Expenses, excluding interest expense,
    including expense reduction
    and expenses assumed                                   1.55%          1.65%(d)        1.65%(d)        1.20%(d)         .55%(d)
  Expenses, including expense reductions
    and expenses assumed                                   1.56%          1.65%           1.65%           1.20%            .55%
  Expenses, excluding expense reductions
    and expenses assumed                                   1.83%          1.88%           1.90%           1.87%           1.52%
  Net investment income                                    2.97%          2.47%           2.18%           3.81%           5.22%

                                                                                 YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005           2004            2003            2002            2001
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                      $   30,352     $   21,460      $   19,706      $   16,379      $    5,526
  Portfolio turnover rate                                420.64%        390.93%         394.73%         419.92%         720.60%
------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND

                                                                                 YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
                                                        2005           2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $    10.60     $    10.69      $    10.48      $    10.48      $    10.43
                                                     ==========     ==========      ==========      ==========      ==========
Investment operations:

  Net investment income(a)                                  .37(c)         .33(c)          .30             .46             .57
  Net realized and unrealized gain (loss)                  (.13)           .11             .32             .17             .69
                                                     ----------     ----------      ----------      ----------      ----------
    Total from investment operations                        .24            .44             .62             .63            1.26
                                                     ----------     ----------      ----------      ----------      ----------
Distributions to shareholders from:

  Net investment income                                    (.41)          (.38)           (.41)           (.53)          (1.21)
  Net realized gain                                        (.06)          (.15)              -            (.10)              -
                                                     ----------     ----------      ----------      ----------      ----------
    Total distributions                                    (.47)          (.53)           (.41)           (.63)          (1.21)
                                                     ----------     ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF YEAR                         $    10.37     $    10.60      $    10.69      $    10.48      $    10.48
                                                     ==========     ==========      ==========      ==========      ==========
Total Return(b)                                            2.29%          4.23%           5.95%           6.22%          12.93%

RATIOS TO AVERAGE NET ASSETS:

  Expenses, excluding interest expense,
    including expense reductions
    and expenses assumed                                   1.00%          1.08%(d)        1.10%(d)         .71%(d)         .24%(d)
  Expenses, including expense reductions
    and expenses assumed                                   1.01%          1.08%           1.10%+           .71%            .24%
  Expenses, excluding expense reductions
    and expenses assumed                                   1.29%          1.36%           1.35%+          1.38%           1.21%
  Net investment income                                    3.55%          3.15%           2.73%+          4.30%           5.57%

                                                                                 YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005           2004            2003            2002            2001
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                      $    2,781     $      677      $        2      $        1      $        1
  Portfolio turnover rate                                420.64%        390.93%         394.73%         419.92%         720.60%
------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

TOTAL RETURN FUND

                                                                                 YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
                                                        2005           2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $    10.57     $    10.66      $    10.46      $    10.47      $    10.43
                                                     ==========     ==========      ==========      ==========      ==========

Investment operations:

  Net investment income(a)                                  .42(c)         .37(c)          .34             .49             .59
  Net realized and unrealized gain (loss)                  (.14)           .11             .31             .17             .66
                                                     ----------     ----------      ----------      ----------      ----------
    Total from investment operations                        .28            .48             .65             .66            1.25
                                                     ----------     ----------      ----------      ----------      ----------

Distributions to shareholders from:

  Net investment income                                    (.45)          (.42)           (.45)           (.57)          (1.21)
  Net realized gain                                        (.06)          (.15)              -            (.10)              -
                                                     ----------     ----------      ----------      ----------      ----------
    Total distributions                                    (.51)          (.57)           (.45)           (.67)          (1.21)
                                                     ----------     ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF YEAR                         $    10.34     $    10.57      $    10.66      $    10.46      $    10.47
                                                     ==========     ==========      ==========      ==========      ==========
Total Return(b)                                            2.74%          4.64%           6.30%           6.58%          12.82%

RATIOS TO AVERAGE NET ASSETS:

  Expenses, excluding interest expense,
    including expense reductions
    and expenses assumed                                    .55%           .65%(d)         .65%(d)         .34%(d)         .00%(d)
  Expenses, including expense reductions
    and expenses assumed                                    .56%           .65%            .65%            .34%            .00%
  Expenses, excluding expense reductions
    and expenses assumed                                    .84%           .90%            .90%           1.01%            .97%
  Net investment income                                    3.99%          3.47%           3.18%           4.67%           5.76%

                                                                                 YEAR ENDED 11/30
                                                     -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005           2004            2003            2002            2001
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                      $  186,322     $   75,801      $   37,561      $   16,169      $   12,988
  Portfolio turnover rate                                420.64%        390.93%         394.73%         419.92%         720.60%
------------------------------------------------------------------------------------------------------------------------------

+   The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the year.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Interest expense is less than $.01.
(d) Interest expense is less than .01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company, organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of nine funds. This report covers the following two funds and their respective classes: Lord Abbett Core Fixed Income Fund ("Core Fixed Income Fund") and Lord Abbett Total Return Fund ("Total Return Fund") (collectively, the "Funds").

The investment objective of each Fund is to seek income and capital appreciation to produce a high total return. Each Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FUTURES CONTRACTS-Each Fund may enter into futures contracts. Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for U.S. Federal income tax purposes at fiscal year-end.

(g) WHEN-ISSUED OR FORWARD TRANSACTIONS-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund's custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h) TBA SALE COMMITMENTS-Each Fund may enter into TBA sale commitments to sell mortgage-backed securities that the Fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the

Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(i) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(j) REVERSE REPURCHASE AGREEMENTS-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed upon later date at an agreed upon price. The interest payments associated with such transactions are included in interest expense in the Statement of Operations. Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because the Fund maintains collateral equal to at least 100% of the market value of the securities sold.

     The average balance of reverse repurchase agreements outstanding and the weighted-average interest rate during the year ended November 30, 2005, are as follows:

                                                             AVERAGE       WEIGHTED AVERAGE
                                                       DAILY BALANCE          INTEREST RATE
     --------------------------------------------------------------------------------------
     Core Fixed Income Fund                     $            408,653                   1.02%
     Total Return Fund                          $          1,187,975                    .99%

     The maximum balance of reverse repurchase agreements outstanding during the year was $3,067,763, which was 4.04% of average daily net assets of Core Fixed Income Fund, and $16,220,000, which was 5.25% of average daily net assets of Total Return Fund, respectively.

(k) MORTGAGE DOLLAR ROLLS-Each Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

(l) SHORT SALES-Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fees are based on each Fund's average daily net assets at the following annual rates:

First $1 billion            .45%
Next $1 billion             .40%
Over $2 billion             .35%

For the fiscal year ended November 30, 2005, Lord Abbett contractually agreed to reimburse each Fund to the extent necessary so that each class' net annual operating expenses (excluding interest expense) did not exceed the following annual rates(1):

CLASS                       % OF AVERAGE NET ASSETS
---------------------------------------------------
A                                               .90%
B                                              1.55%
C                                              1.55%
P                                              1.00%
Y                                               .55%

(1) Lord Abbett has renewed the contractual expense cap agreements with the Funds through the fiscal year ending November 30, 2006.

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

Total Return Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), have entered into Servicing Arrangements with Lord Abbett Balanced Strategy Fund, Lord Abbett Income Strategy Fund and Lord Abbett World Growth & Income Strategy Fund (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses of the Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by the Fund of Funds. Amounts paid pursuant to the Servicing Arrangements are included in Subsidy Expense on the Funds' Statement of Operations.

As of November 30, 2005, the percentage of Total Return's outstanding shares owned by Balanced Strategy Fund was approximately 43.67%.

12b-1 DISTRIBUTION PLANS

Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the "Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                              CLASS A    CLASS B   CLASS C   CLASS P
-----------------------------------------------------------------------
Service                            .25%       .25%      .25%      .20%
Distribution                       .10%(1)    .75%      .75%      .25%

(1) The amount of CDSC collected by each Fund for year ended November 30, 2005 was as follows:

                                             CDSC
                                           COLLECTED
----------------------------------------------------
Core Fixed Income Fund                     $     667
Total Return Fund                                788

Class Y does not have a distribution plan.

COMMISSIONS

The Distributor received the following commissions on sales of the Funds, after concessions were paid to authorized dealers, for the year ended November 30, 2005:

                                              DISTRIBUTOR      DEALERS'
                                              COMMISSIONS   CONCESSIONS
-----------------------------------------------------------------------
Core Fixed Income Fund                     $       76,908   $   380,624
Total Return Fund                                 262,393     1,300,266

The Distributor received the following amount of CDSCs for the year ended November 30, 2005.

                                                  CLASS A       CLASS C
-----------------------------------------------------------------------
Core Fixed Income Fund                        $         -   $       263
Total Return Fund                                      51         1,460

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended November 30, 2005 and 2004 are as follows:

                                  CORE FIXED INCOME FUND           TOTAL RETURN FUND
------------------------------------------------------------------------------------
                                11/30/2005    11/30/2004    11/30/2005    11/30/2004
------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income               $  2,720,765  $  3,099,316  $ 12,380,068  $  8,723,476
Net long-term capital gains         78,463        72,712     1,353,355        92,333
------------------------------------------------------------------------------------
  Total distributions paid    $  2,799,228  $  3,172,028  $ 13,733,423  $  8,815,809
====================================================================================

As of November 30, 2005, the components of accumulated (losses) on a tax-basis are as follows:

                                          CORE FIXED INCOME FUND   TOTAL RETURN FUND
------------------------------------------------------------------------------------
Capital loss carryforwards*                             (508,543)           (244,133)
Temporary differences                                    (92,040)         (1,945,214)
Unrealized losses - net                               (1,133,139)         (4,365,412)
------------------------------------------------------------------------------------
  Total accumulated losses - net                   $  (1,733,722)      $  (6,554,759)
====================================================================================

* As of November 30, 2005, the capital loss carryforwards, along with the related expiration dates, are as follows:

                                                   2013
-------------------------------------------------------
Core Fixed Income Fund                       $  508,543
Total Return Fund                               244,133

Certain losses incurred after October 31 ("Post-October losses"), within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. Total Return Fund incurred and has elected to defer net capital losses of $1,665,164 during fiscal 2005.

As of November 30, 2005, the Funds' aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                          CORE FIXED INCOME FUND   TOTAL RETURN FUND
------------------------------------------------------------------------------------
Tax cost                                           $  98,652,240      $  459,151,482
------------------------------------------------------------------------------------
Gross unrealized gain                                    243,627           1,284,482
Gross unrealized loss                                 (1,376,766)         (5,649,894)
------------------------------------------------------------------------------------
  Net unrealized security (loss)                   $  (1,133,139)     $   (4,365,412)
====================================================================================

The difference between book-basis and tax-basis unrealized (losses) is primarily attributable to wash sales and other temporary tax adjustments.

Permanent items identified during the year ended November 30, 2005 have been reclassified among the components of net assets based on their tax basis treatment as follows:

                                                       DISTRIBUTIONS
                                                        IN EXCESS OF     ACCUMULATED
                                                      NET INVESTMENT    NET REALIZED
                                                              INCOME            LOSS
------------------------------------------------------------------------------------
Core Fixed Income Fund                                   $   248,640    $   (248,640)
Total Return Fund                                          1,039,390      (1,039,390)

The permanent differences are primarily attributable to the tax treatment of amortization and principal paydown gains and losses.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2005 are as follows:

                                      U.S.        NON-U.S.              U.S.        NON-U.S.
                                GOVERNMENT      GOVERNMENT        GOVERNMENT      GOVERNMENT
                                PURCHASES*       PURCHASES            SALES*           SALES
--------------------------------------------------------------------------------------------
Core Fixed Income Fund     $   297,390,607   $  74,142,732   $   278,131,057   $  51,554,674
Total Return Fund            1,231,090,623     379,094,058     1,118,832,822     224,432,456

* Includes U.S. Government sponsored enterprise securities.

6. TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' Fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' Fees on the Statements of Operations and in Trustees' Fees Payable on the Statements of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

9. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage-related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds, in which the Total Return Fund may invest, are subject to greater price fluctuations, as well as additional risks. Each Fund's investment in foreign securities may present increased market, liquidity, currency, political, information and other risks.

These factors can affect each Fund's performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

CORE FIXED INCOME FUND

                                                                  YEAR ENDED                          YEAR ENDED
                                                           NOVEMBER 30, 2005                   NOVEMBER 30, 2004
----------------------------------------------------------------------------------------------------------------
                                                    SHARES            AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------------
CLASS A SHARES
----------------------------------------------------------------------------------------------------------------
Shares sold                                      1,939,387   $    20,719,726         1,264,999   $    13,575,690
Reinvestment of distributions                      135,940         1,453,458           156,748         1,683,052
Shares reacquired                                 (974,940)      (10,405,293)       (1,593,604)      (16,953,607)
----------------------------------------------------------------------------------------------------------------
Increase (decrease)                              1,100,387   $    11,767,891          (171,857)  $    (1,694,865)
----------------------------------------------------------------------------------------------------------------

CLASS B SHARES
----------------------------------------------------------------------------------------------------------------
Shares sold                                        322,383   $     3,437,203           357,594   $     3,834,157
Reinvestment of distributions                       27,797           296,492            34,483           369,479
Shares reacquired                                 (336,441)       (3,586,747)         (532,732)       (5,687,567)
----------------------------------------------------------------------------------------------------------------
Increase (decrease)                                 13,739   $       146,948          (140,655)  $    (1,483,931)
----------------------------------------------------------------------------------------------------------------

CLASS C SHARES
----------------------------------------------------------------------------------------------------------------
Shares sold                                      1,075,988   $    11,446,194           530,154   $     5,665,593
Reinvestment of distributions                       37,361           397,759            33,861           362,095
Shares reacquired                                 (378,447)       (4,020,267)         (657,332)       (7,014,845)
----------------------------------------------------------------------------------------------------------------
Increase (decrease)                                734,902   $     7,823,686           (93,317)  $      (987,157)
----------------------------------------------------------------------------------------------------------------

CLASS P SHARES
----------------------------------------------------------------------------------------------------------------
Shares sold                                         42,504   $       455,376            28,965   $       311,669
Reinvestment of distributions                          464             4,976               131             1,407
Shares reacquired                                   (3,611)          (38,817)           (3,727)          (40,217)
----------------------------------------------------------------------------------------------------------------
Increase                                            39,357   $       421,535            25,369   $       272,859
----------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
----------------------------------------------------------------------------------------------------------------
Shares sold                                          9,064   $        97,329            41,359   $       447,081
Reinvestment of distributions                        2,018            21,583                41               449
Shares reacquired                                   (3,001)          (31,879)               99             1,070
----------------------------------------------------------------------------------------------------------------
Increase                                             8,081   $        87,033            41,499   $       448,600
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN FUND

                                                                  YEAR ENDED                          YEAR ENDED
                                                           NOVEMBER 30, 2005                   NOVEMBER 30, 2004
----------------------------------------------------------------------------------------------------------------
                                                    SHARES            AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------------
CLASS A SHARES
----------------------------------------------------------------------------------------------------------------
Shares sold                                      7,687,872   $    80,706,099         4,054,191   $    42,853,190
Reinvestment of distributions                      419,031         4,409,177           308,245         3,257,159
Shares reacquired                               (2,380,565)      (24,989,667)       (1,711,426)      (18,056,150)
----------------------------------------------------------------------------------------------------------------
Increase                                         5,726,338   $    60,125,609         2,651,010   $    28,054,199
----------------------------------------------------------------------------------------------------------------

CLASS B SHARES
----------------------------------------------------------------------------------------------------------------
Shares sold                                        755,208   $     7,930,969           690,061   $     7,287,976
Reinvestment of distributions                       88,521           931,128            95,748         1,011,260
Shares reacquired                                 (777,857)       (8,168,504)         (895,993)       (9,432,391)
----------------------------------------------------------------------------------------------------------------
Increase (decrease)                                 65,872   $       693,593          (110,184)  $    (1,133,155)
----------------------------------------------------------------------------------------------------------------

CLASS C SHARES
----------------------------------------------------------------------------------------------------------------
Shares sold                                      1,558,604   $    16,330,194           797,572   $     8,418,716
Reinvestment of distributions                       46,851           492,711            41,171           434,988
Shares reacquired                                 (698,193)       (7,333,673)         (656,134)       (6,912,207)
----------------------------------------------------------------------------------------------------------------
Increase                                           907,262   $     9,489,232           182,609   $     1,941,497
----------------------------------------------------------------------------------------------------------------

CLASS P SHARES
----------------------------------------------------------------------------------------------------------------
Shares sold                                        263,334   $     2,788,557            63,965   $       676,029
Reinvestment of distributions                        7,483            78,997             1,070            11,326
Shares reacquired                                  (66,532)         (701,565)           (1,342)          (14,254)
----------------------------------------------------------------------------------------------------------------
Increase                                           204,285   $     2,165,989            63,693   $       673,101
----------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
----------------------------------------------------------------------------------------------------------------
Shares sold                                     10,686,890   $   112,401,900         3,401,823   $    36,052,140
Reinvestment of distributions                      556,292         5,858,338           247,244         2,615,887
Shares reacquired                                 (393,669)       (4,062,752)              115             1,232
----------------------------------------------------------------------------------------------------------------
Increase                                        10,849,513   $   114,197,486         3,649,182   $    38,669,259
----------------------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS,
LORD ABBETT INVESTMENT TRUST - LORD ABBETT CORE FIXED INCOME FUND AND LORD ABBETT TOTAL RETURN FUND:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Investment Trust - Lord Abbett Core Fixed Income Fund and Lord Abbett Total Return Fund (the "Funds") as of November 30, 2005, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Investment Trust - Lord Abbett Core Fixed Income Fund and Lord Abbett Total Return Fund as of November 30, 2005, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
January 27, 2006

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Trust's investment adviser.

INTERESTED TRUSTEE

The following Trustee is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 54 portfolios or series.

                              CURRENT POSITION
NAME, ADDRESS AND             LENGTH OF SERVICE          PRINCIPAL OCCUPATION                           OTHER
YEAR OF BIRTH                    WITH TRUST             DURING PAST FIVE YEARS                      DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                 Trustee since        Managing Partner and Chief Executive       N/A
Lord, Abbett & Co. LLC        1989; Chairman       Officer of Lord Abbett since 1996.
90 Hudson Street              since 1996
Jersey City, NJ 07302
(1945)

                                   ----------

INDEPENDENT TRUSTEES

The following independent or outside Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 54 portfolios or series.

                              CURRENT POSITION
NAME, ADDRESS AND             LENGTH OF SERVICE          PRINCIPAL OCCUPATION                           OTHER
YEAR OF BIRTH                    WITH TRUST             DURING PAST FIVE YEARS                      DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW             Trustee since 1994   Managing General Partner, Bigelow Media,   Currently serves as
Lord, Abbett & Co. LLC                             LLC (since 2000); Senior Adviser, Time     director of Adelphia
c/o Legal Dept.                                    Warner Inc. (1998 - 2000); Acting Chief    Communications, Inc.,
90 Hudson Street                                   Executive Officer of Courtroom Television  Crane Co., and Huttig
Jersey City, NJ 07302                              Network (1997 - 1998); President and       Building Products Inc.
(1941)                                             Chief Executive Officer of Time Warner
                                                   Cable Programming, Inc. (1991 - 1997).

WILLIAM H.T. BUSH             Trustee since 1998   Co-founder and Chairman of the Board of    Currently serves as
Lord, Abbett & Co. LLC                             the financial advisory firm of             director of WellPoint,
c/o Legal Dept.                                    Bush-O'Donnell & Company (since 1986).     Inc. (since 2002), and
90 Hudson Street                                                                              Engineered Support
Jersey City, NJ 07302                                                                         Systems, Inc. (since
(1938)                                                                                        2000).

                              CURRENT POSITION
NAME, ADDRESS AND             LENGTH OF SERVICE          PRINCIPAL OCCUPATION                           OTHER
YEAR OF BIRTH                    WITH TRUST             DURING PAST FIVE YEARS                      DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.        Trustee since 1998   Managing Director of Monitor Clipper       Currently serves as
Lord, Abbett & Co. LLC                             Partners (since 1997) and President of     director of Avondale, Inc.
c/o Legal Dept.                                    Clipper Asset Management Corp. (since      and Interstate Bakeries
90 Hudson Street                                   1991), both private equity investment      Corp.
Jersey City, NJ 07302                              funds.
(1942)

JULIE A. HILL                 Trustee since 2004   Owner and CEO of the Hillsdale Companies,  Currently serves as
Lord, Abbett & Co. LLC                             a business consulting firm (since 1998);   director of WellPoint,
c/o Legal Dept.                                    Founder, President and Owner of the        Inc.; Resources Connection
90 Hudson Street                                   Hiram-Hill and Hillsdale Development       Inc.; and Holcim (US) Inc.
Jersey City, NJ 07302                              Companies (1998 - 2000).                   (a subsidiary of Holcim
(1946)                                                                                        Ltd.).

FRANKLIN W. HOBBS             Trustee since 2000   Former Chief Executive Officer of          Currently serves as
Lord, Abbett & Co. LLC                             Houlihan Lokey Howard & Zukin, an          director of Adolph Coors
c/o Legal Dept.                                    investment bank (January 2002 - April      Company.
90 Hudson Street                                   2003); Chairman of Warburg Dillon Read
Jersey City, NJ 07302                              (1999 - 2001); Global Head of Corporate
(1947)                                             Finance of SBC Warburg Dillon Read (1997
                                                   - 1999); Chief Executive Officer of
                                                   Dillon, Read & Co. (1994 - 1997).

C. ALAN MACDONALD             Trustee since 1993   Retired - General Business and Governance  Currently serves as
Lord, Abbett & Co. LLC                             Consulting (since 1992); formerly          director of H.J. Baker
c/o Legal Dept.                                    President and CEO of Nestle Foods.         (since 2003).
90 Hudson Street
Jersey City, NJ 07302
(1933)

THOMAS J. NEFF                Trustee since 1993   Chairman of Spencer Stuart (U.S.), an      Currently serves as
Lord, Abbett & Co. LLC                             executive search consulting firm (since    director of Ace, Ltd.
c/o Legal Dept.                                    1996); President of Spencer Stuart (1979-  (since 1997) and Hewitt
90 Hudson Street                                   1996).                                     Associates, Inc.
Jersey City, NJ 07302
(1937)

OFFICERS

None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord
Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

NAME AND                          CURRENT POSITION           LENGTH OF SERVICE                  PRINCIPAL OCCUPATION
YEAR OF BIRTH                        WITH TRUST             OF CURRENT POSITION                DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW             Chief Executive Officer and       Elected in 1996         Managing Partner and Chief Executive Officer
(1945)                    President                                                 of Lord Abbett (since 1996).

ROBERT I. GERBER          Executive Vice President          Elected in 1998         Partner and Director of Taxable Fixed Income
(1954)                                                                              Management, joined Lord Abbett in 1997.

ROBERT G. MORRIS          Executive Vice President          Elected in 1995         Partner and Chief Investment Officer, joined
(1944)                                                                              Lord Abbett in 1991.

HAROLD E. SHARON          Executive Vice President          Elected in 2005         Investment Manager and Director,
(1960)                                                                              International Core Equity, joined Lord
                                                                                    Abbett in 2003; formerly Financial Industry
                                                                                    Consultant for Venture Capitalist (2001 -
                                                                                    2003); prior thereto Managing Director of
                                                                                    Warburg Pincus Asset Management and Credit
                                                                                    Suisse Asset Management.

CHRISTOPHER J. TOWLE      Executive Vice President          Elected in 1999         Partner and Investment Manager, joined Lord
(1957)                                                                              Abbett in 1987.

JAMES BERNAICHE           Chief Compliance Officer          Elected in 2004         Chief Compliance Officer, joined Lord Abbett
(1956)                                                                              in 2001; formerly Vice President and Chief
                                                                                    Compliance Officer with Credit Suisse Asset
                                                                                    Management.

JOAN A. BINSTOCK          Chief Financial Officer and       Elected in 1999         Partner and Chief Operations Officer, joined
(1954)                    Vice President                                            Lord Abbett in 1999.

JOHN K. FORST             Vice President and Assistant      Elected in 2005         Deputy General Counsel, joined Lord Abbett
(1960)                    Secretary                                                 in 2004; prior thereto Managing Director and
                                                                                    Associate General Counsel at New York Life
                                                                                    Investment Management LLC (2002 - 2003);
                                                                                    formerly Attorney at Dechert LLP (2000 -
                                                                                    2002).

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

NAME AND                          CURRENT POSITION           LENGTH OF SERVICE                  PRINCIPAL OCCUPATION
YEAR OF BIRTH                        WITH TRUST             OF CURRENT POSITION                DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
MICHAEL S. GOLDSTEIN      Vice President                    Elected in 1999         Partner and Fixed Income Investment Manager,
(1968)                                                                              joined Lord Abbett in 1997.

ELLEN G. ITSKOVITZ        Vice President                    Elected in 2002         Partner and Senior Research Analyst, joined
(1957)                                                                              Lord Abbett in 1998.

LAWRENCE H. KAPLAN        Vice President and Secretary      Elected in 1997         Partner and General Counsel, joined Lord
(1957)                                                                              Abbett in 1997.

JERALD LANZOTTI           Vice President                    Elected in 2003         Partner and Fixed Income Investment Manager,
(1967)                                                                              joined Lord Abbett in 1996.

ROBERT A. LEE             Vice President                    Elected in 1998         Partner and Fixed Income Investment
(1969)                                                                              Manager-Mortgage and Asset Backed
                                                                                    Securities, joined Lord Abbett in 1997.

MAREN LINDSTROM           Vice President                    Elected in 2003         Partner and Fixed Income Investment Manager,
(1962)                                                                              joined Lord Abbett in 2000.

CHARLES P. MASSARE        Vice President                    Elected in 2005         Partner and Director of Quantitative
(1948)                                                                              Research & Risk Management, joined Lord
                                                                                    Abbett in 1998.

A. EDWARD OBERHAUS, III   Vice President                    Elected in 1996         Partner and Manager of Equity Trading,
(1959)                                                                              joined Lord Abbett in 1983.

WALTER H. PRAHL           Vice President                    Elected in 1998         Partner and Director of Quantitative
(1958)                                                                              Research, Taxable Fixed Income, joined Lord
                                                                                    Abbett in 1997.

CHRISTINA T. SIMMONS      Vice President and                Elected in 2000         Assistant General Counsel, joined Lord
(1957)                    Assistant Secretary                                       Abbett in 1999.

BERNARD J. GRZELAK        Treasurer                         Elected in 2003         Director of Fund Administration, joined Lord
(1971)                                                                              Abbett in 2003; formerly Vice President,
                                                                                    Lazard Asset Management LLC (2000 - 2003);
                                                                                    prior thereto Manager of Deloitte & Touche
                                                                                    LLP.

Please call 888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Trust's Trustees. It is available free upon request.

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Funds' portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30, 2005 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

TAX INFORMATION

Of the distributions paid to shareholders during the fiscal year ended November 30, 2005, $78,463 and $1,353,355 represents long-term capital gains for Core Fixed Income Fund and Total Return Fund, respectively.

50
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[LORD ABBETT(R) LOGO]






         This report when not used for the
        general information of shareholders
         of the fund, is to be distributed
          only if preceded or accompanied                Lord Abbett Investment Trust
           by a current fund prospectus.                   Core Fixed Income Fund
                                                           Total Return Fund                     LACORE-2-1105
 Lord Abbett Mutual Fund shares are distributed by                                                      (1/06)
            LORD ABBETT DISTRIBUTOR LLC

[LORD ABBETT LOGO]

2005
ANNUAL
  REPORT

LORD ABBETT
    CONVERTIBLE FUND
    HIGH YIELD FUND
    LIMITED DURATION
      U.S. GOVERNMENT &
      GOVERNMENT SPONSORED
      ENTERPRISES FUND
    U.S. GOVERNMENT &
      GOVERNMENT SPONSORED
      ENTERPRISES FUND

FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2005

--------------------------------------------------------------------------------
LORD ABBETT INVESTMENT TRUST
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the funds' strategies and performance for the fiscal year ended November 30, 2005. On this and the following pages, we discuss the major factors that influenced performance.

   Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE FISCAL YEAR ENDED NOVEMBER 30, 2005?

A: The Federal Reserve Board (the Fed) continued the process it began in June 2004 of raising its key short-term interest rate, the fed funds rate. In the fiscal year, the Fed raised the rate from 2.25 percent to 4.0 percent in quarter-point increments.

   Yields for high-quality, highly liquid securities, such as mortgage-backed securities (MBS), ended the fiscal year higher (resulting in lower prices), both on an absolute basis and relative to Treasuries, while riskier securities improved. Later in the fiscal year, uncertainty arose regarding the extent of economic disruption resulting from Hurricanes Katrina and Rita.

   Equity markets rose, with the S&P 500(R) Index(1) gaining 8.4 percent during the fiscal year ended November 30, 2005. The U.S. convertible market also finished the fiscal year with a gain, although the market experienced some significant volatility throughout the year. In March and April 2005, convertible securities suffered, as redemptions in the hedge fund world triggered some forced selling in the sector.

   One of the defining events of the fiscal year, for both the convertible and high-yield markets, was the major volatility created by the anticipated downgrade of bonds issued by General Motors and Ford to below investment grade. GM and Ford are the two largest issuers of U.S. convertible securities. In May 2005, GM and Ford were downgraded below investment grade, and their securities migrated in an orderly transition to the high-yield bond market. The convertible market also began to regain its footing, reflecting the rising equity market.

LORD ABBETT CONVERTIBLE FUND

Q: HOW DID THE CONVERTIBLE FUND PERFORM OVER THE FISCAL YEAR ENDED NOVEMBER 30, 2005?

A: The fund returned 6.2 percent, reflecting performance at the net asset value
(NAV) of Class A shares, with all

--------------------------------------------------------------------------------

distributions reinvested, compared with its benchmark, the Merrill Lynch All Convertibles Index,(2) which returned 2.7 percent in the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 4.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 1.14 PERCENT AND SINCE INCEPTION (JUNE 30, 2003): 6.62 PERCENT. Class A shares purchased with a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC. Please see section "Your Investment - Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

   PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Several aspects of portfolio positioning allowed the fund to outperform its benchmark for the fiscal year ended November 30, 2005, notably the portfolio's exposure to equity-sensitive holdings. Reflecting solid performance in the equity markets, these securities fared better than those that typically are more sensitive to changes in interest rates.

   Another significant contributor to performance was the portfolio's bias toward higher-quality, more liquid securities. The most speculative areas of the convertible market came under pressure earlier in the first four months of the fiscal year, as redemptions in several hedge funds employing multi-asset and convertible arbitrage strategies undermined pricing of smaller and less liquid issues. From a sector perspective, the portfolio's overweight and security selection in the energy sector benefited relative performance.

   Detracting from the fund's performance in the fiscal year was security selection within the consumer discretionary sector, as well as certain transportation holdings. Within the transportation sector, airlines were particularly weak during the fiscal year. Although we were underweight in auto manufacturers, they did hurt the fund's performance within the consumer discretionary sector.

   THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

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LORD ABBETT HIGH YIELD FUND

Q: HOW DID THE HIGH YIELD FUND PERFORM OVER THE FISCAL YEAR ENDED NOVEMBER 30, 2005?

A: The fund returned 1.9 percent, reflecting performance at the net asset value
(NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Merrill Lynch High Yield Master II Index,(3) which returned 3.3 for the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 4.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR:
-2.92 PERCENT, 5 YEARS: 6.86 PERCENT, AND SINCE INCEPTION (DECEMBER 31, 1998):
4.94 PERCENT. Class A shares purchased with a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC. Please see section "Your Investment - Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

   PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Detracting from the fund's relative performance were its positions in sectors directly affected by the downgrade of bonds issued by GM and Ford. The bonds of both companies traded lower since Standard & Poor's lowered their debt to junk status in May. As a result, the debt of related companies, such as auto parts suppliers, also declined in value during the fiscal year. Two of the portfolio's worst performers during the period were auto-related companies.

   Also detracting from performance was the timber sector. Higher energy input costs, lower timber prices, a U.S.-Canada lumber trade dispute, and a higher Canadian dollar negatively affected Tembec Industries, a Canadian-based timber producer.

   Despite the high level of volatility in the fiscal year ended November 30, 2005, fund performance, relative to its benchmark, benefited from bond selection within the healthcare and wireless sectors. In the integrated services telecommunications sector, expectations for a further stabilization of revenue base as well as increased strengthening of the in-region long-distance business and DSL products led to a Fitch rating upgrade of Qwest Communications.

--------------------------------------------------------------------------------

   THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND AND LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

Q: HOW DID THE FUNDS PERFORM OVER THE FISCAL YEAR ENDED NOVEMBER 30, 2005?

A: Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund returned 0.9 percent, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Lehman Brothers Intermediate Government Bond Index,(4) which returned 1.6 percent for the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 3.25 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: -2.42 PERCENT, 5 YEARS: 3.03 PERCENT, AND 10 YEARS:
4.16 PERCENT. Class A shares purchased with a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC. Please see section "Your Investment - Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

   PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

   Lord Abbett U.S. Government & Government Sponsored Enterprises Fund returned
2.2 percent, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Lehman Brothers Government Bond Index,(5) which returned 2.6 percent. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE

--------------------------------------------------------------------------------

MAXIMUM 4.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: -2.68 PERCENT, 5
YEARS: 3.90 PERCENT, AND 10 YEARS: 4.71 PERCENT. Class A shares purchased with a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC. Please see section "Your Investment - Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

   PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The term structure of the funds was the primary contributor to performance relative to their respective benchmarks. As short rates rose and longer rates fell, our decision to underweight short and intermediate securities and overweight longer maturity bonds was rewarded, particularly early in the period. Given the significant compression of long versus short maturity yields, however, sensitivity to a further flattening of the yield curve has been largely eliminated. Exposure to the short, intermediate, and long end of the yield curve now more closely resembles the benchmark.

   Overall, the portfolios' overweight in mortgages contributed to performance for the fiscal year. Most of the benefit came earlier in the fiscal year, as MBS spreads (the relationship between the yield of a security and a comparable maturity Treasury security) were stable. Later in the year, a widening in spreads penalized returns. Losses were at least partially offset by security selection, in particular allocations to higher coupon MBS. Given high valuation and headline risk for the housing agencies (i.e., Freddie Mac and Fannie Mae), we maintained underweight agency positions throughout the fiscal year. As spreads failed to widen, however, the underweight detracted from performance.

   THE FUNDS' PORTFOLIOS ARE ACTIVELY MANAGED AND, THEREFORE, THEIR HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

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A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS
INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(2) The Merrill Lynch All Convertibles Index consists of publicly traded U.S. issues convertible into shares, including traditional and mandatory convertibles.

(3) The Merrill Lynch High Yield Master II Index tracks the performance of below-investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market (includes Yankee bonds).

(4) The Lehman Brothers Intermediate Government Bond Index is an unmanaged index comprised of all the bonds issued by Lehman Brothers Government Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

(5) The Lehman Brothers Government Bond Index is a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of each fund's management and the portfolio holdings described in this report are as of November 30, 2005; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the funds, please see each fund's prospectus.

PERFORMANCE: Because of ongoing market volatility, each fund's performance may be subject to substantial fluctuation. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

CONVERTIBLE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Merrill Lynch All Convertibles Index assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

               THE FUND (CLASS A SHARES)    THE FUND (CLASS A SHARES)     MERRILL LYNCH ALL CONVERTIBLES
                  AT NET ASSET VALUE       AT MAXIMUM OFFERING PRICE(1)              INDEX(2)
7/1/2003               $  10,000                    $   9,525                       $  10,000
9/30/2003              $  10,197                    $   9,713                       $  10,278
12/31/2003             $  11,077                    $  10,551                       $  11,150
3/31/2004              $  11,353                    $  10,814                       $  11,622
6/30/2004              $  11,213                    $  10,681                       $  11,556
9/30/2004              $  11,035                    $  10,511                       $  11,460
12/31/2004             $  11,880                    $  11,316                       $  12,221
3/31/2005              $  11,625                    $  11,073                       $  11,651
6/30/2005              $  11,735                    $  11,178                       $  11,800
9/30/2005              $  12,336                    $  11,750                       $  12,289
11/30/2005             $  12,262                    $  11,680                       $  12,248

                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED NOVEMBER 30, 2005

                                        1 YEAR   LIFE OF CLASS
                 CLASS A(3)              1.14%       6.62%
                 CLASS B(4)              1.54%       6.95%
                 CLASS C(5)              5.44%       8.05%
                 CLASS P(6)              6.02%       8.75%
                 CLASS Y(7)              6.45%       9.22%

             30-DAY SEC YIELD FOR THE PERIOD ENDED NOVEMBER 30, 2005

                CLASS A   CLASS B   CLASS C   CLASS P   CLASS Y
                 0.67%     0.04%     0.04%     0.59%     1.03%

(1) Reflects the deduction of the maximum initial sales charge of 4.75%

(2) Performance for the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance. Performance for the index begins on June 30, 2003.

(3) Performance is calculated from June 30, 2003, SEC effective date. Class A shares commenced operations on June 23, 2003. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2005, is calculated using the SEC-required uniform method to compute such return.

(4) Performance is calculated from June 30, 2003, SEC effective date. Class B shares commenced operations on June 23, 2003. Performance reflects the deduction of a CDSC of 4% for 1 year and 3% for life of the class.

(5) Performance is calculated from June 30, 2003, SEC effective date. Class C shares commenced operations on June 23, 2003. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

(6) Performance is calculated from June 30, 2003, SEC effective date. Class P shares commenced operations on June 23, 2003. Performance is at net asset value.

(7) Performance is calculated from June 30, 2003, SEC effective date. Class Y shares commenced operations on June 23, 2003. Performance is at net asset value.

HIGH YIELD FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Merrill Lynch High Yield Master II Index and the Credit Suisse First Boston High Yield Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

               THE FUND (CLASS A SHARES)    THE FUND (CLASS A SHARES)        MERRILL LYNCH HIGH      CREDIT SUISSE FIRST BOSTON
                  AT NET ASSET VALUE       AT MAXIMUM OFFERING PRICE(1)   YIELD MASTER II INDEX(2)      HIGH YIELD INDEX(2)
12/31/1998             $  10,000                    $   9,525                    $  10,000                   $  10,000
11/30/1999             $  10,499                    $  10,000                    $  10,190                   $  10,204
11/30/2000             $  10,015                    $   9,539                    $   9,510                   $   9,597
11/30/2001             $  10,930                    $  10,411                    $  10,243                   $  10,350
11/30/2002             $  10,749                    $  10,238                    $   9,827                   $  10,549
11/30/2003             $  12,954                    $  12,338                    $  12,480                   $  13,352
11/30/2004             $  14,375                    $  13,692                    $  13,954                   $  15,067
11/30/2005             $  14,653                    $  13,957                    $  14,420                   $  15,509

                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED NOVEMBER 30, 2005

                                   1 YEAR    5 YEARS   LIFE OF CLASS
            CLASS A(3)             (2.92)%    6.86%        4.94%
            CLASS B(4)             (2.50)%    7.09%        5.00%
            CLASS C(5)              1.32%     7.26%        5.02%
            CLASS P(6)              1.91%        -        10.48%
            CLASS Y(7)              2.28%     8.26%        5.41%

             30-DAY SEC YIELD FOR THE PERIOD ENDED NOVEMBER 30, 2005

                CLASS A   CLASS B   CLASS C   CLASS P   CLASS Y
                 6.27%     5.62%     5.62%     6.21%     6.62%

(1) Reflects the deduction of the maximum initial sales charge of 4.75%.

(2) Performance for each unmanaged index does not reflect transaction costs, management fees and sales charges. The performance of each index is not necessarily representative of the Fund's performance. Performance for each index and average begins on December 31, 1998.

(3) Class A shares commenced operations on December 31, 1998. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2005, is calculated using the SEC-required uniform method to compute such return.

(4) Class B shares commenced operations on December 31, 1998. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for life of the class.

(5) Class C shares commenced operations on December 31, 1998. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

(6) Class P shares commenced operations on December 31, 2002. Performance is at net asset value.

(7) Class Y shares commenced operations on May 3, 1999. Performance is at net asset value.

LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Lehman Brothers Intermediate Government Bond Index and Lipper Short-Intermediate U.S. Government Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

               THE FUND (CLASS A SHARES)  THE FUND (CLASS A SHARES)   LEHMAN BROTHERS INTERMEDIATE    LIPPER SHORT-INTERMEDIATE
                  AT NET ASSET VALUE     AT MAXIMUM OFFERING PRICE(1)   GOVERNMENT BOND INDEX(2)   U.S. GOVERNMENT FUNDS AVERAGE(2)
12/1/1995              $  10,000                  $   9,675                    $  10,000                      $  10,000
11/30/1996             $  10,290                  $   9,956                    $  10,566                      $  10,497
11/30/1997             $  10,852                  $  10,499                    $  11,230                      $  11,083
11/30/1998             $  11,619                  $  11,241                    $  12,235                      $  11,864
11/30/1999             $  11,973                  $  11,584                    $  12,381                      $  12,015
11/30/2000             $  12,935                  $  12,515                    $  13,399                      $  12,864
11/30/2001             $  14,001                  $  13,546                    $  14,856                      $  14,085
11/30/2002             $  14,783                  $  14,303                    $  15,915                      $  14,909
11/30/2003             $  15,141                  $  14,649                    $  16,451                      $  15,256
11/30/2004             $  15,388                  $  14,888                    $  16,874                      $  15,532
11/30/2005             $  15,526                  $  15,022                    $  17,147                      $  15,686

                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED NOVEMBER 30, 2005

                             1 YEAR    5 YEARS   10 YEARS   LIFE OF CLASS
      CLASS A(3)             (2.42)%    3.03%      4.16%           -
      CLASS B(4)             (3.42)%       -          -        (0.65)%
      CLASS C(5)              0.27%     2.90%         -         4.02%
      CLASS Y(6)              1.26%        -          -         0.91%

             30-DAY SEC YIELD FOR THE PERIOD ENDED NOVEMBER 30, 2005

                     CLASS A   CLASS B   CLASS C   CLASS Y
                      3.86%     3.21%     3.21%     4.21%

(1) Reflects the deduction of the maximum initial sales charge of 3.25%.

(2) Performance for the unmanaged index and average does not reflect transaction costs, management fees (included in average) and sales charges. The performance of each index and average is not necessarily representative of the Fund's performance.

(3) Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2005, is calculated using the SEC-required uniform method to compute such return.

(4) Class B shares commenced operations on May 2, 2003. Performance reflects the deduction of a CDSC of 4% for 1 year and 3% for life of class.

(5) Class C shares commenced operations on July 15, 1996. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

(6) Class Y shares commenced operations on October 19, 2004. Performance is at net asset value.

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in both the Lehman Brothers Government Bond Index and Lipper General U.S. Government Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

               THE FUND (CLASS A SHARES)  THE FUND (CLASS A SHARES)       LEHMAN BROTHERS      LIPPER GENERAL U.S. GOVERNMENT
                  AT NET ASSET VALUE     AT MAXIMUM OFFERING PRICE(1) GOVERNMENT BOND INDEX(2)        FUNDS AVERAGE(2)
12/1/1995              $  10,000                  $   9,525                  $  10,000                   $  10,000
11/30/1996             $  10,440                  $   9,944                  $  10,530                   $  10,444
11/30/1997             $  11,136                  $  10,607                  $  11,304                   $  11,142
11/30/1998             $  12,123                  $  11,547                  $  12,519                   $  12,164
11/30/1999             $  12,036                  $  11,464                  $  12,346                   $  11,897
11/30/2000             $  13,080                  $  12,459                  $  13,619                   $  12,979
11/30/2001             $  14,335                  $  13,654                  $  15,026                   $  14,172
11/30/2002             $  15,338                  $  14,610                  $  16,215                   $  15,133
11/30/2003             $  15,768                  $  15,019                  $  16,850                   $  15,524
11/30/2004             $  16,305                  $  15,531                  $  17,435                   $  16,000
11/30/2005             $  16,661                  $  15,870                  $  17,892                   $  16,315

                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED NOVEMBER 30, 2005

                             1 YEAR    5 YEARS   10 YEARS   LIFE OF CLASS
      CLASS A(3)             (2.68)%    3.90%      4.71%           -
      CLASS B(4)             (2.43)%    4.06%         -         5.07%
      CLASS C(5)              1.51%     4.29%         -         5.17%
      CLASS Y(6)              2.56%        -          -         1.66%

             30-DAY SEC YIELD FOR THE PERIOD ENDED NOVEMBER 30, 2005

                     CLASS A   CLASS B   CLASS C   CLASS Y
                      4.17%     3.51%     3.51%     4.51%

(1) Reflects the deduction of the maximum initial sales charge of 4.75%.

(2) Performance for the unmanaged index and average does not reflect transaction costs, management fees (included in average) and sales charges. The performance of the index and average is not necessarily representative of the Fund's performance.

(3) Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2005, is calculated using the SEC-required uniform method to compute such return.

(4) Class B shares commenced operations on August 1, 1996. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the class.

(5) Class C shares commenced operations on July 15, 1996. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

(6) Class Y shares commenced operations on October 19, 2004. Performance is at net asset value.

--------------------------------------------------------------------------------

EXPENSE EXAMPLES

     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2005 through November 30, 2005).

ACTUAL EXPENSES

     For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 6/1/05 - 11/30/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CONVERTIBLE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING      ENDING       EXPENSES
                                                  ACCOUNT       ACCOUNT     PAID DURING
                                                   VALUE         VALUE        PERIOD+
                                                   -----         -----        -------
                                                                             6/1/05 -
                                                  6/1/05       11/30/05      11/30/05
                                                  ------       --------      --------
CLASS A
Actual                                          $  1,000.00   $  1,065.40     $  6.63
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,018.65     $  6.48
CLASS B
Actual                                          $  1,000.00   $  1,062.30     $  9.98
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,015.39     $  9.75
CLASS C
Actual                                          $  1,000.00   $  1,062.20     $  9.98
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,015.39     $  9.75
CLASS P
Actual                                          $  1,000.00   $  1,064.80     $  7.09
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,018.20     $  6.93
CLASS Y
Actual                                          $  1,000.00   $  1,067.10     $  4.82
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,020.41     $  4.71

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.28% for Class A, 1.93% for Classes B and C, 1.37% for Class P and 0.93% for Class Y) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
NOVEMBER 30, 2005

SECTOR*                        %**
Consumer Discretionary        4.50%
Consumer Staples              7.39%
Energy                        9.82%
Financials                   12.97%
Healthcare                   12.75%
Industrials                  13.11%
Materials                     2.22%
Media                         2.78%
Miscellaneous                 2.31%
Technology                   18.00%
Telecommunications            3.34%
Transportation                1.92%
Utilities                     4.97%
Short-Term Investment         3.92%
Total                       100.00%

*    A sector may comprise several industries.
**   Represents percent of total investments.

HIGH YIELD FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING      ENDING       EXPENSES
                                                  ACCOUNT       ACCOUNT     PAID DURING
                                                   VALUE         VALUE        PERIOD+
                                                   -----         -----        -------
                                                                             6/1/05 -
                                                  6/1/05       11/30/05      11/30/05
                                                  ------       --------      --------
CLASS A
Actual                                          $  1,000.00   $  1,022.60     $  6.49
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,018.65     $  6.48
CLASS B
Actual                                          $  1,000.00   $  1,019.50     $  9.77
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,015.39     $  9.75
CLASS C
Actual                                          $  1,000.00   $  1,019.60     $  9.77
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,015.39     $  9.75
CLASS P
Actual                                          $  1,000.00   $  1,023.60     $  6.95
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,018.20     $  6.93
CLASS Y
Actual                                          $  1,000.00   $  1,024.90     $  4.77
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,020.36     $  4.76

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.28% for Class A, 1.93% for Classes B and C, 1.37% for Class P and 0.94% for Class Y) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
NOVEMBER 30, 2005

SECTOR*                       %**
Basic Industry               10.39%
Brokerage                     1.08%
Capital Goods                 6.79%
Consumer Cyclical             8.88%
Consumer Non-Cyclical         6.65%
Energy                       10.09%
Finance & Investment          0.54%
Media                         6.65%
Services Cyclical            18.54%
Services Non-Cyclical         6.14%
Technology & Electronics      2.51%
Telecommunications           11.37%
Utilities                     7.98%
Short-Term Investment         2.39%
Total                       100.00%

*    A sector may comprise several industries.
**   Represents percent of total investments.

LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING      ENDING       EXPENSES
                                                  ACCOUNT       ACCOUNT     PAID DURING
                                                   VALUE         VALUE        PERIOD+
                                                   -----         -----        -------
                                                                             6/1/05 -
                                                  6/1/05       11/30/05      11/30/05
                                                  ------       --------      --------
CLASS A
Actual                                          $  1,000.00   $  1,000.00     $  4.51
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,020.56     $  4.56
CLASS B
Actual                                          $  1,000.00   $    996.80     $  7.76
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,017.30     $  7.84
CLASS C
Actual                                          $  1,000.00   $    996.90     $  7.76
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,017.30     $  7.84
CLASS Y
Actual                                          $  1,000.00   $  1,001.80     $  2.76
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,022.31     $  2.79

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.55% for Classes B and C, and 0.55% for Class Y) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
NOVEMBER 30, 2005

CREDIT RATING                  %*
AAA                          61.76%
A+                            0.51%
A                             1.38%
A-                            0.35%
BBB+                          2.33%
BBB                           1.25%
BB+                           1.96%
BB                            0.22%
U. S. Treasury               26.20%
Short-Term Investment         4.04%
Total                       100.00%

*    Represents percent of total investments

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING      ENDING       EXPENSES
                                                  ACCOUNT       ACCOUNT     PAID DURING
                                                   VALUE         VALUE        PERIOD+
                                                   -----         -----        -------
                                                                             6/1/05 -
                                                  6/1/05       11/30/05      11/30/05
                                                  ------       --------      --------
CLASS A
Actual                                          $  1,000.00   $    987.90     $  4.98
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,020.05     $  5.06
CLASS B
Actual                                          $  1,000.00   $    984.50     $  8.21
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,016.80     $  8.34
CLASS C
Actual                                          $  1,000.00   $    984.60     $  8.21
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,016.80     $  8.34
CLASS Y
Actual                                          $  1,000.00   $    989.60     $  3.24
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,021.81     $  3.29

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.00% for Class A, 1.65% for Classes B and C, and 0.65% for Class Y) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
NOVEMBER 30, 2005

CREDIT RATING                  %*
AAA                          77.44%
U. S. Treasury               13.03%
Short-Term Investments        9.53%
Total                       100.00%

*    Represents percent of total investments

SCHEDULE OF INVESTMENTS
CONVERTIBLE FUND NOVEMBER 30, 2005

                                                                                                   SHARES
INVESTMENTS                                                                                         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 95.56%

COMMON STOCK 1.03%

AEROSPACE & DEFENSE 1.03%
AAR Corp.* (Cost $2,104,214)                                                                          120   $     2,512,800
                                                                                                            ===============

                                                                                                PRINCIPAL
                                                            INTEREST           MATURITY            AMOUNT
                                                                RATE               DATE             (000)
                                                     ----------------------------------------------------
CONVERTIBLE BONDS 71.64%

ADVERTISING 1.68%
Getty Images, Inc.                                              0.50%          6/9/2023     $       1,925         4,083,406
                                                                                                            ---------------

AEROSPACE & DEFENSE 3.37%
L-3 Communication Corp.+                                        3.00%          8/1/2035             3,435         3,357,713
Lockheed Martin Corp.                                           4.09%#        8/15/2033             4,575         4,830,925
                                                                                                            ---------------
TOTAL                                                                                                             8,188,638
                                                                                                            ---------------

BIOTECHNOLOGY 4.62%
Amgen, Inc.                                              Zero Coupon           3/1/2032             3,100         2,456,750
CV Therapeutics, Inc.                                           3.25%         8/16/2013             2,000         2,227,500
deCODE genetics, Inc.                                           3.50%         4/15/2011             2,125         1,777,032
Genzyme Corp.                                                   1.25%         12/1/2023             2,640         3,092,100
Invitrogen Corp.                                                2.00%          8/1/2023             1,525         1,664,156
                                                                                                            ---------------
TOTAL                                                                                                            11,217,538
                                                                                                            ---------------

BROADCAST & CABLE 1.09%
EchoStar Communications Corp.                                   5.75%         5/15/2008             2,701         2,643,604
                                                                                                            ---------------

COMMERCIAL SERVICES 4.93%
Charles River Associates, Inc.                                 2.875%         6/15/2034             1,600         2,108,000
Fluor Corp.                                                     1.50%         2/15/2024             3,100         4,247,000
Navigant Int'l., Inc.                                          4.875%         11/1/2023             1,765         1,660,689
Quanta Services, Inc.                                           4.00%          7/1/2007             1,000           970,000
Quanta Services, Inc.                                           4.50%         10/1/2023             2,150         2,988,500
                                                                                                            ---------------
TOTAL                                                                                                            11,974,189
                                                                                                            ---------------

COMMUNICATION EQUIPMENT 5.25%
Agere Systems, Inc.                                             6.50%        12/15/2009             4,455         4,427,156
Comverse Technology, Inc.                                Zero Coupon          5/15/2023             2,150         3,206,188

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND NOVEMBER 30, 2005

                                                                                                PRINCIPAL
                                                            INTEREST           MATURITY            AMOUNT
INVESTMENTS                                                     RATE               DATE             (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.                                   Zero Coupon          6/15/2008     $       2,390   $     2,862,025
Powerwave Technologies, Inc.                                    1.25%         7/15/2008             1,775         2,265,344
                                                                                                            ---------------
TOTAL                                                                                                            12,760,713
                                                                                                            ---------------

COMPUTERS & PERIPHERALS 1.56%
Electronics for Imaging, Inc.                                   1.50%          6/1/2023             2,590         2,955,838
M-Systems Finance N.V.+(a)                                      1.00%         3/15/2035               700           838,250
                                                                                                            ---------------
TOTAL                                                                                                             3,794,088
                                                                                                            ---------------

CONGLOMERATES 2.11%
Roper Industries, Inc.                                         1.481%         1/15/2034             5,500         3,011,250
Walter Industries, Inc.                                         3.75%          5/1/2024               740         2,118,250
                                                                                                            ---------------
TOTAL                                                                                                             5,129,500
                                                                                                            ---------------

DIVERSIFIED FINANCIALS 4.41%
Affiliated Managers Group, Inc.                                 3.89%#        2/25/2033             1,400         2,607,122
American Express Co.                                            1.85%         12/1/2033             2,000         2,145,000
Euronet Worldwide, Inc.                                        1.625%        12/15/2024             2,850         2,835,750
GATX Financial Corp.                                            7.50%          2/1/2007             2,575         3,131,844
                                                                                                            ---------------
TOTAL                                                                                                            10,719,716
                                                                                                            ---------------

DIVERSIFIED METALS & MINING 1.31%
Anglo American plc(a)                                          3.375%         4/17/2007             2,320         3,193,559
                                                                                                            ---------------

ELECTRONIC EQUIPMENT & INSTRUMENTS 0.99%
Artesyn Technologies, Inc.                                      5.50%         8/15/2010             1,725         2,402,062
                                                                                                            ---------------

FOODS 1.71%
Morgan Stanley Series NESN+                                     1.00%         3/30/2012             4,000         4,160,000
                                                                                                            ---------------

HEALTH EQUIPMENT & SUPPLY 0.65%
Cyberonics, Inc.+                                               3.00%         9/27/2012             1,750         1,583,750
                                                                                                            ---------------

HEALTH SERVICES 1.55%
Health Management Associates, Inc.                              1.50%          8/1/2023             3,675         3,776,062
                                                                                                            ---------------

HOUSEHOLD PRODUCTS 1.14%
Church & Dwight Co., Inc.                                       5.25%         8/15/2033             2,275         2,772,656
                                                                                                            ---------------

INTERNET SOFTWARE & SERVICES 1.67%
Yahoo!, Inc.                                             Zero Coupon           4/1/2008             2,050         4,043,625
                                                                                                            ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND NOVEMBER 30, 2005

                                                                                                PRINCIPAL
                                                            INTEREST           MATURITY            AMOUNT
INVESTMENTS                                                     RATE               DATE             (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
IT SERVICES 2.52%
Amdocs Ltd.(a)                                                  0.50%         3/15/2024     $       2,665   $     2,348,531
Per-Se Technologies, Inc.                                       3.25%         6/30/2024             2,660         3,760,575
                                                                                                            ---------------
TOTAL                                                                                                             6,109,106
                                                                                                            ---------------

LEISURE PRODUCTS 1.24%
Scientific Games Corp.                                          0.75%         12/1/2024             2,750         3,014,687
                                                                                                            ---------------

MACHINERY 1.60%
Barnes Group, Inc.+                                             3.75%          8/1/2025             3,755         3,881,731
                                                                                                            ---------------

MISCELLANEOUS 2.30%
Lehman Brothers Holdings, Inc.                                  0.25%         6/24/2008             2,000         2,291,600
Lehman Brothers Holdings, Inc.                                  0.25%          7/7/2011             3,075         3,299,167
                                                                                                            ---------------
TOTAL                                                                                                             5,590,767
                                                                                                            ---------------

MISCELLANEOUS ENERGY 1.09%
Evergreen Solar, Inc.+                                         4.375%          7/1/2012             1,560         2,648,100
                                                                                                            ---------------

NATURAL GAS DIVERSIFIED 1.46%
PG&E Corp.                                                      9.50%         6/30/2010             1,275         3,554,062
                                                                                                            ---------------

OIL SERVICES 1.04%
Cal Dive Int'l., Inc.                                           3.25%        12/15/2025             1,850         2,527,563
                                                                                                            ---------------

OIL - INTEGRATED 2.00%
Quicksilver Resources, Inc.                                    1.875%         11/1/2024             1,615         2,263,019
Repcon Luxembourg S.A.+(a)                                      4.50%         1/26/2011             1,950         2,584,093
                                                                                                            ---------------
TOTAL                                                                                                             4,847,112
                                                                                                            ---------------

PHARMACEUTICALS 5.85%
Celgene Corp.                                                   1.75%          6/1/2008             1,225         3,122,219
Medicis Pharmaceutical Corp.                                    1.50%          6/4/2033             2,275         2,218,125
Teva Pharmaceutical Finance
B.V.(a)                                                        0.375%        11/15/2022             2,583         4,927,072
Wyeth                                                           3.32%#        1/15/2024             3,880         3,954,147
                                                                                                            ---------------
TOTAL                                                                                                            14,221,563
                                                                                                            ---------------

RAILROADS 1.91%
CSX Corp.                                                Zero Coupon         10/30/2021             5,000         4,643,750
                                                                                                            ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND NOVEMBER 30, 2005

                                                                                                PRINCIPAL
                                                            INTEREST           MATURITY            AMOUNT
INVESTMENTS                                                     RATE               DATE             (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
RETAIL - SPECIALTY 2.11%
Best Buy Co., Inc.                                              2.25%         1/15/2022     $       2,130   $     2,462,812
WESCO Int'l., Inc.+                                            2.625%        10/15/2025             2,250         2,660,625
                                                                                                            ---------------
TOTAL                                                                                                             5,123,437
                                                                                                            ---------------

SEMICONDUCTORS 1.28%
Cypress Semiconductor Corp.                                     1.25%         6/15/2008             2,650         3,107,125
                                                                                                            ---------------

SOFTWARE - APPLICATIONS & SYSTEMS 3.18%
Computer Associates Int'l., Inc.                               1.625%        12/15/2009             1,828         2,650,600
EMC Corp.                                                       4.50%          4/1/2007             2,110         2,236,600
Fair Isaac Corp.                                                1.50%         8/15/2023             2,500         2,828,125
                                                                                                            ---------------
TOTAL                                                                                                             7,715,325
                                                                                                            ---------------

TECHNOLOGY - CONTRACT MANUAL 0.57%
Avnet, Inc.                                                     2.00%         3/15/2034             1,444         1,371,800
                                                                                                            ---------------

UTILITIES - ELECTRIC 2.13%
HSBC Bank USA                                                   4.27%         6/10/2006             2,498         2,816,495
PPL Energy Supply LLC                                          2.625%         5/15/2023             1,980         2,366,100
                                                                                                            ---------------
TOTAL                                                                                                             5,182,595
                                                                                                            ---------------

WIRELESS COMMUNICATIONS SERVICES 3.32%
American Tower Corp.                                            3.00%         8/15/2012             2,275         3,287,375
Nextel Communications, Inc.                                     5.25%         1/15/2010             4,745         4,780,588
                                                                                                            ---------------
TOTAL                                                                                                             8,067,963
                                                                                                            ---------------
TOTAL CONVERTIBLE BONDS (Cost $157,436,390)                                                                     174,049,792
                                                                                                            ===============

                                                                                                   SHARES
                                                                                                    (000)
                                                                                            -------------
CONVERTIBLE PREFERRED STOCKS 22.89%

BEVERAGES 1.14%
Constellation Brands, Inc.                                      5.75%                                  78         2,761,013
                                                                                                            ---------------

COMMUNICATIONS EQUIPMENT 0.90%
Lucent Technologies Capital Trust I                             7.75%                                   2         2,195,025
                                                                                                            ---------------

CONSUMER SERVICES 1.12%
United Rentals, Inc.                                            6.50%                                  67         2,723,550
                                                                                                            ---------------

CONTAINERS & PACKAGING 0.89%
Owens Illinois, Inc.                                            4.75%                                  60         2,171,750
                                                                                                            ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND NOVEMBER 30, 2005

                                                            INTEREST                               SHARES
INVESTMENTS                                                     RATE                                (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
FOODS 1.41%
Lehman Brothers Holdings, Inc. Series GIS                       6.25%                                 132   $     3,413,704
                                                                                                            ---------------

INSURANCE - CASUALTY 1.46%
Chubb Corp.                                                     7.00%                                 102         3,556,143
                                                                                                            ---------------

INSURANCE - LIFE 3.30%
Genworth Financial, Inc.                                        6.00%                                 100         3,805,000
MetLife, Inc.                                                  6.375%                                 147         4,205,369
                                                                                                            ---------------
TOTAL                                                                                                             8,010,369
                                                                                                            ---------------

INSURANCE - MULTILINE 1.39%
Fortis Insurance N.V.+(a)                                       7.75%                                 274         3,374,306
                                                                                                            ---------------

INSURANCE - REINSURANCE 1.10%
IPC Holdings Ltd.(a)                                            7.25%                                  93         2,663,040
                                                                                                            ---------------

NATURAL GAS DIVERSIFIED 1.47%
Williams Cos., Inc. (The)                                       5.50%                                  34         3,563,450
                                                                                                            ---------------

OIL - INTEGRATED 2.71%
Amerada Hess Corp.                                              7.00%                                  24         2,463,384
Chesapeake Energy Corp.                                         4.50%                                  13         1,230,962
Valero Energy Corp.                                             2.00%                                  30         2,884,469
                                                                                                            ---------------
TOTAL                                                                                                             6,578,815
                                                                                                            ---------------

REAL ESTATE 1.24%
Simon Property Group, Inc.                                      6.00%                                  47         3,021,844
                                                                                                            ---------------

TOBACCO 1.96%
Morgan Stanley Series MO+                                       8.25%                                  68         4,755,037
                                                                                                            ---------------

UTILITIES - ELECTRIC 2.80%
AES Trust III                                                   6.75%                                  12           529,448
Lehman Brothers Holdings, Inc.
Series TXU                                                      7.00%                                  44         4,333,713
PNM Resources, Inc.                                             6.75%                                  40         1,950,904
                                                                                                            ---------------
TOTAL                                                                                                             6,814,065
                                                                                                            ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $49,866,352)                                                            55,602,111
                                                                                                            ===============
TOTAL LONG-TERM INVESTMENTS (Cost $209,406,956)                                                                 232,164,703
                                                                                                            ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)

CONVERTIBLE FUND NOVEMBER 30, 2005

                                                                                                PRINCIPAL
                                                                                                   AMOUNT
INVESTMENTS                                                                                         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 3.90%

REPURCHASE AGREEMENT 3.90%

Repurchase Agreement dated 11/30/2005, 3.40% due
12/1/2005 with State Street Bank & Trust Co.
collateralized by $9,755,000 of Federal Home Loan
Bank at 3.875% due 8/22/2008; value: $9,655,177;
proceeds: $9,465,192 (Cost $9,464,298)                                                      $       9,464   $     9,464,298
                                                                                                            ===============
TOTAL INVESTMENTS IN SECURITIES 99.46% (Cost $218,871,254)                                                      241,629,001
                                                                                                            ===============
OTHER ASSETS IN EXCESS OF LIABILITIES 0.54%                                                                       1,309,380
                                                                                                            ---------------
NET ASSETS 100.00%                                                                                          $   242,938,381
                                                                                                            ===============

 *   Non-income producing security.
 + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
 # Variable rate security. The interest rate represents the rate at November 30, 2005.
(a)  Foreign security traded in U.S. dollars.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

HIGH YIELD FUND NOVEMBER 30, 2005

                                                                                               PRINCIPAL
                                                               INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                        RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 94.87%

ASSET-BACKED SECURITY 1.05%

AIRLINES 1.05%
Continental Airlines, Inc. (Cost $2,073,073)                      7.461%        4/1/2015  $        2,211   $    2,051,448
                                                                                                           ==============

                                                                                                  SHARES
                                                                                                   (000)
                                                                                          --------------
COMMON STOCK 0.11%

CONSUMER-PRODUCTS 0.11%
Parmalat SpA GDR*+(a) (Cost $240,768)                                                                 85          209,663
                                                                                                           ==============
CONVERTIBLE PREFERRED STOCK 0.49%

ELECTRICAL - DISTRIBUTION/TRANSPORTATION 0.49%
FPL Group, Inc. (Cost $953,783)                                    8.00%                              15          949,950
                                                                                                           ==============

                                                                                               PRINCIPAL
                                                                                                  AMOUNT
                                                                                                   (000)
                                                                                          --------------
HIGH YIELD CORPORATE BONDS 93.22%

AEROSPACE/DEFENSE 3.83%
Armor Holdings, Inc.                                               8.25%       8/15/2013  $        1,000        1,085,000
DRS Technologies, Inc.                                            6.875%       11/1/2013           2,500        2,387,500
Esterline Technologies Corp.                                       7.75%       6/15/2013           1,000        1,050,000
L-3 Communications Corp.                                          6.125%       1/15/2014           2,000        1,960,000
Moog, Inc. Class A                                                 6.25%       1/15/2015             350          347,375
Moog, Inc. Class A+                                                6.25%       1/15/2015             650          645,125
                                                                                                           --------------
TOTAL                                                                                                           7,475,000
                                                                                                           --------------
AIRLINES 0.40%
AMR Corp.                                                          9.00%        8/1/2012           1,000          790,000
                                                                                                           --------------

APPAREL/TEXTILES 0.73%
Quiksilver, Inc.+                                                 6.875%       4/15/2015           1,500        1,425,000
                                                                                                           --------------
AUTO LOANS 2.88%
Ford Motor Credit Co.                                             7.375%      10/28/2009           2,500        2,299,965
General Motors Acceptance Corp                                     7.75%       1/19/2010           3,500        3,322,329
                                                                                                           --------------
TOTAL                                                                                                           5,622,294
                                                                                                           --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND NOVEMBER 30, 2005

                                                                                               PRINCIPAL
                                                               INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                        RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT 1.62%
Cooper-Standard Automotive, Inc                                   8.375%      12/15/2014  $        1,000   $      755,000
Cummins, Inc.                                                      9.50%       12/1/2010             400          432,000
Stanadyne Corp.**                                                            8/15/2009 &
                                                            0.00%/12.00%       2/15/2012           1,000          531,250
Stanadyne Corp.                                                   10.00%       8/15/2014           1,500        1,453,125
                                                                                                           --------------
TOTAL                                                                                                           3,171,375
                                                                                                           --------------
AUTOMOTIVE 0.55%
Ford Motor Co.                                                     7.45%       7/16/2031           1,500        1,065,000
Venture Holdings Co. LLC(b)                                        9.50%        7/1/2005             250            1,562
                                                                                                           --------------
TOTAL                                                                                                           1,066,562
                                                                                                           --------------
BEVERAGE 0.21%
Le-Nature's, Inc.+                                                10.00%       6/15/2013             400          414,000
                                                                                                           --------------
BROKERAGE 1.05%
E*TRADE Financial Corp.                                            8.00%       6/15/2011           2,000        2,055,000
                                                                                                           --------------
BUILDING & CONSTRUCTION 3.77%
Beazer Homes USA, Inc.                                             6.50%      11/15/2013           2,000        1,875,000
D.R. Horton, Inc.                                                 6.875%        5/1/2013           3,500        3,645,750
Standard Pacific Corp.                                             7.00%       8/15/2015           2,000        1,840,000
                                                                                                           --------------
TOTAL                                                                                                           7,360,750
                                                                                                           --------------
CHEMICALS 2.82%
Airgas, Inc.                                                       7.75%       9/15/2006           1,000        1,022,500
Lyondell Chemical Co.                                            11.125%       7/15/2012           1,500        1,695,000
NOVA Chemicals Corp.(a)                                            6.50%       1/15/2012             500          491,250
NOVA Chemicals Corp.+(a)                                          7.561%#     11/15/2013           1,275        1,306,875
Rockwood Specialties Group, Inc.                                 10.625%       5/15/2011             911          990,712
                                                                                                           --------------
TOTAL                                                                                                           5,506,337
                                                                                                           --------------
CONSUMER/COMMERCIAL/LEASE FINANCING 0.52%
Greenbrier Cos., Inc. (The)                                       8.375%       5/15/2015           1,000        1,018,750
                                                                                                           --------------
CONSUMER-PRODUCTS 0.78%
Aearo Co. I                                                        8.25%       4/15/2012           1,500        1,530,000
                                                                                                           --------------
DIVERSIFIED CAPITAL GOODS 1.36%
J.B. Poindexter & Co., Inc.                                        8.75%       3/15/2014           1,500        1,312,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND NOVEMBER 30, 2005

                                                                                               PRINCIPAL
                                                               INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                        RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
Park-Ohio Industries, Inc.                                        8.375%      11/15/2014  $        1,500   $    1,342,500
                                                                                                           --------------
TOTAL                                                                                                           2,655,000
                                                                                                           --------------
ELECTRIC - GENERATION 2.72%
AES Corp.                                                         9.375%       9/15/2010           1,500        1,638,750
Edison Mission Energy                                              7.73%       6/15/2009           1,000        1,037,500
Mission Energy Holding Co.                                        13.50%       7/15/2008           1,500        1,751,250
Reliant Resources, Inc.                                            6.75%      12/15/2014           1,000          880,000
                                                                                                           --------------
TOTAL                                                                                                           5,307,500
                                                                                                           --------------
ELECTRIC - INTEGRATED 4.02%
CMS Energy Corp.                                                  9.875%      10/15/2007             500          536,250
Monongahela Power Co.                                              7.36%       1/15/2010           2,500        2,620,135
Nevada Power Co.                                                  5.875%       1/15/2015           2,000        1,980,390
Nevada Power Co.                                                 10.875%      10/15/2009           1,000        1,100,000
PSEG Energy Holdings, Inc.                                         8.50%       6/15/2011           1,500        1,601,250
                                                                                                           --------------
TOTAL                                                                                                           7,838,025
                                                                                                           --------------
ELECTRONICS 0.76%
Corning, Inc.                                                      6.05%       6/15/2015           1,500        1,477,636
                                                                                                           --------------
ENERGY - EXPLORATION & PRODUCTION 4.05%
Chesapeake Energy Corp.                                            6.25%       1/15/2018           4,000        3,850,000
Clayton Williams Energy, Inc.                                      7.75%        8/1/2013             275          262,625
Energy Partners, Ltd.                                              8.75%        8/1/2010           1,050        1,092,000
Houston Exploration Co.                                            7.00%       6/15/2013           1,000          980,000
KCS Energy Services, Inc.                                         7.125%        4/1/2012           1,250        1,256,250
Pogo Producing Co.                                                6.625%       3/15/2015             475          465,500
                                                                                                           --------------
TOTAL                                                                                                           7,906,375
                                                                                                           --------------
ENVIRONMENTAL 1.57%
Allied Waste North America, Inc.                                   7.25%       3/15/2015           3,000        3,067,500
                                                                                                           --------------
FOOD - WHOLESALE 0.81%
Chiquita Brands Int'l., Inc.                                       7.50%       11/1/2014           1,000          920,000
Pinnacle Foods Holdings Corp.                                      8.25%       12/1/2013             675          654,750
                                                                                                           --------------
TOTAL                                                                                                           1,574,750
                                                                                                           --------------
FOOD & DRUG RETAILERS 2.34%
Ingles Markets, Inc.                                              8.875%       12/1/2011           1,500        1,522,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND NOVEMBER 30, 2005

                                                                                               PRINCIPAL
                                                               INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                        RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.                                                     9.50%       2/15/2011  $        1,500   $    1,560,000
Stater Bros. Holdings, Inc.                                        7.37%#      6/15/2010           1,500        1,492,500
                                                                                                           --------------
TOTAL                                                                                                           4,575,000
                                                                                                           --------------
FORESTRY/PAPER 3.27%
Abitibi-Consolidated, Inc.(a)                                      7.37%#      6/15/2011           2,000        1,930,000
Bowater, Inc.                                                      9.50%      10/15/2012           1,500        1,552,500
Newark Group, Inc.                                                 9.75%       3/15/2014           1,000          875,000
Stone Container Corp.                                              9.25%        2/1/2008           1,000        1,035,000
Tembec Industries, Inc.(a)                                        8.625%       6/30/2009           1,500          997,500
                                                                                                           --------------
TOTAL                                                                                                           6,390,000
                                                                                                           --------------
GAMING 5.49%
Las Vegas Sands Corp.                                             6.375%       2/15/2015           2,000        1,935,000
Mandalay Resort Group                                             10.25%        8/1/2007           4,000        4,290,000
Premier Entertainment Biloxi LLC                                  10.75%        2/1/2012           1,000          875,000
River Rock Entertainment Authority                                 9.75%       11/1/2011           1,100        1,190,750
Wynn Las Vegas LLC/Capital Corp.                                  6.625%       12/1/2014           2,500        2,428,125
                                                                                                           --------------
TOTAL                                                                                                           10,718,87
                                                                                                           --------------
GAS DISTRIBUTION 4.31%
Colorado Interstate Gas Co.                                        5.95%       3/15/2015           2,500        2,409,470
El Paso Corp.                                                      7.00%       5/15/2011           1,500        1,471,875
MarkWest Energy Partners, L.P.+                                   6.875%       11/1/2014           1,500        1,380,000
Pacific Energy Partners, L.P.+                                     6.25%       9/15/2015             500          495,000
Suburban Propane Partners, L.P.                                   6.875%      12/15/2013             775          718,813
Williams Cos., Inc. (The)                                         7.125%        9/1/2011           1,860        1,929,750
                                                                                                           --------------
TOTAL                                                                                                           8,404,908
                                                                                                           --------------
HEALTH SERVICES 4.40%
Alliance Imaging, Inc.                                             7.25%      12/15/2012           1,000          845,000
CDRV Investors, Inc.**                                                        1/1/2010 &
                                                            0.00%/9.625%            2015           1,500          907,500
Hanger Orthopedic Group, Inc.                                    10.375%       2/15/2009           1,000        1,015,000
HCA, Inc.                                                         6.375%       1/15/2015           2,000        1,997,168
HealthSouth Corp.                                                 8.375%       10/1/2011           1,000          947,500
Tenet Healthcare Corp.                                            6.375%       12/1/2011           1,000          907,500
Vanguard Health Holdings Co. II LLC                                9.00%       10/1/2014             895          948,700
Ventas Realty L.P./Capital Corp.                                   6.75%        6/1/2010           1,000        1,020,000
                                                                                                           --------------
TOTAL                                                                                                           8,588,368
                                                                                                           --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND NOVEMBER 30, 2005

                                                                                               PRINCIPAL
                                                               INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                        RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
HOTELS 1.87%
FelCor Lodging Trust, Inc.                                         9.00%        6/1/2011  $        1,500   $    1,650,000
Host Marriott, L.P.                                               6.375%       3/15/2015           2,000        1,995,000
                                                                                                           --------------
TOTAL                                                                                                           3,645,000
                                                                                                           --------------
HOUSEHOLD & LEISURE PRODUCTS 0.24%
ACCO Brands Corp.                                                 7.625%       8/15/2015             500          470,000
                                                                                                           --------------
LEISURE 1.58%
Gaylord Entertainment Co.                                          8.00%      11/15/2013           1,500        1,560,000
Universal City Florida Holding Co.                                 9.00%#       5/1/2010           1,500        1,526,250
                                                                                                           --------------
TOTAL                                                                                                           3,086,250
                                                                                                           --------------
MACHINERY 0.82%
Case New Holland, Inc.                                             9.25%        8/1/2011           1,000        1,065,000
Columbus McKinnon Corp+                                           8.875%       11/1/2013             525          539,438
                                                                                                           --------------
TOTAL                                                                                                           1,604,438
                                                                                                           --------------
MEDIA - BROADCAST 1.26%
Allbritton Communications Co.                                      7.75%      12/15/2012           1,000        1,006,250
Radio One, Inc.                                                   6.375%       2/15/2013           1,500        1,455,000
                                                                                                           --------------
TOTAL                                                                                                           2,461,250
                                                                                                           --------------
MEDIA - CABLE 4.46%
CCH I LLC+                                                        11.00%       10/1/2015           2,500        2,156,250
Century Communications Corp.(b)                                    9.50%        3/1/2005           1,500        1,481,250
DIRECTV Holdings/Finance                                          6.375%       6/15/2015           1,000          986,250
Insight Midwest, L.P./Capital, Inc.                               10.50%       11/1/2010           1,500        1,584,375
Mediacom Broadband LLC/Corp.+                                      8.50%      10/15/2015           1,500        1,410,000
Mediacom Broadband LLC/Corp.                                      11.00%       7/15/2013           1,000        1,080,000
                                                                                                           --------------
TOTAL                                                                                                           8,698,125
                                                                                                           --------------
MEDIA - SERVICES 0.75%
Warner Music Group Corp.                                          7.375%       4/15/2014           1,500        1,462,500
                                                                                                           --------------
METALS/MINING EXCLUDING STEEL 3.23%
Novelis, Inc.+(a)                                                  7.50%       2/15/2015           1,500        1,410,000
Peabody Energy Corp.                                              5.875%       4/15/2016           3,500        3,412,500
Southern Peru Copper Corp.+                                        7.50%       7/27/2035           1,500        1,485,960
                                                                                                           --------------
TOTAL                                                                                                           6,308,460
                                                                                                           --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND NOVEMBER 30, 2005

                                                                                               PRINCIPAL
                                                               INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                        RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
NON-ELECTRIC UTILITIES 0.54%
SEMCO Energy, Inc.                                                 7.75%       5/15/2013  $        1,000   $    1,045,063
                                                                                                           --------------
NON-FOOD & DRUG RETAILERS 0.97%
GSC Holdings Corp.+                                                8.00%       10/1/2012           1,000          970,000
Nebraska Book Co.                                                 8.625%       3/15/2012           1,000          925,000
                                                                                                           --------------
TOTAL                                                                                                           1,895,000
                                                                                                           --------------
OIL FIELD EQUIPMENT & SERVICES 1.45%
Grant Prideco, Inc.+                                              6.125%       8/15/2015             100           99,500
Hanover Equipment Trust 2001 Series B                              8.75%        9/1/2011           1,500        1,590,000
J. Ray McDermott, S.A.+                                           11.50%      12/15/2013           1,000        1,145,000
                                                                                                           --------------
TOTAL                                                                                                           2,834,500
                                                                                                           --------------
PACKAGING 0.59%
Ball Corp.                                                        6.875%      12/15/2012           1,125        1,155,938
                                                                                                           --------------
PHARMACEUTICALS 1.45%
Mylan Laboratories, Inc.+                                         6.375%       8/15/2015           1,000          996,250
Warner Chilcott Corp.+                                             8.75%        2/1/2015           2,000        1,830,000
                                                                                                           --------------
TOTAL                                                                                                           2,826,250
                                                                                                           --------------
RAILROADS 0.70%
Grupo Transportacion Ferroviaria
Mexicana S.A. de C.V.+(a)                                         9.375%        5/1/2012           1,250        1,371,875
                                                                                                           --------------
RESTAURANTS 1.63%
Friendly Ice Cream Corp.                                          8.375%       6/15/2012           1,500        1,357,500
Landry's Restaurants, Inc.                                         7.50%      12/15/2014             900          850,500
O'Charley's, Inc.                                                  9.00%       11/1/2013             950          983,250
                                                                                                           --------------
TOTAL                                                                                                           3,191,250
                                                                                                           --------------
SOFTWARE/SERVICES 0.80%
SunGard Data Systems, Inc.+                                       9.125%       8/15/2013             775          806,000
SunGard Data Systems, Inc.+                                       10.25%       8/15/2015             750          761,250
                                                                                                           --------------
TOTAL                                                                                                           1,567,250
                                                                                                           --------------
STEEL PRODUCERS/PRODUCTS 0.77%
AK Steel Corp.                                                    7.875%       2/15/2009             550          528,000
Allegheny Ludlum Corp.                                             6.95%      12/15/2025           1,000          980,000
                                                                                                           --------------
TOTAL                                                                                                           1,508,000
                                                                                                           --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND NOVEMBER 30, 2005

                                                                                               PRINCIPAL
                                                               INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                        RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
SUPPORT-SERVICES 1.05%
Mac-Gray Corp.+                                                   7.625%       8/15/2015  $          700   $      715,750
United Rentals North America, Inc.                                 7.75%      11/15/2013           1,025          991,688
Williams Scotsman Inc.+                                            8.50%       10/1/2015             325          336,375
                                                                                                           --------------
TOTAL                                                                                                           2,043,813
                                                                                                           --------------
TELECOMMUNICATIONS - FIXED LINE 1.61%
Time Warner Telecommunications Holdings                            9.25%       2/15/2014           1,600        1,664,000
Valor Telecommunications Enterprise LLC/Finance Corp.              7.75%       2/15/2015           1,500        1,477,500
                                                                                                           --------------
TOTAL                                                                                                           3,141,500
                                                                                                           --------------
TELECOMMUNICATIONS - INTEGRATED/SERVICES 2.77%
Cincinnati Bell, Inc.                                              7.00%       2/15/2015           2,000        1,940,000
Intelsat Bermuda Ltd.(a)                                           5.25%       11/1/2008           1,500        1,368,750
Qwest Communications Int'l., Inc.                                  7.25%       2/15/2011           1,000        1,018,750
Qwest Corp.                                                       7.875%        9/1/2011           1,000        1,077,500
                                                                                                           --------------
TOTAL                                                                                                           5,405,000
                                                                                                           --------------
TELECOMMUNICATIONS - WIRELESS 6.67%
Airgate PCS, Inc.                                                  7.90%#     10/15/2011           3,000        3,127,500
Nextel Communications, Inc.                                       7.375%        8/1/2015           2,000        2,106,898
Rogers Wireless, Inc.(a)                                           8.00%      12/15/2012           3,000        3,191,250
Rural Cellular Corp.                                              9.625%       5/15/2008           1,000        1,021,250
Rural Cellular Corp.+                                            10.041%#      11/1/2012           1,300        1,293,500
Triton PCS, Inc.                                                  9.375%        2/1/2011           1,000          755,000
UbiquiTel Operating Co.                                           9.875%        3/1/2011           1,000        1,111,250
Wind Acquisition Finance SA+(a)                                   10.75%       12/1/2015             400          418,000
                                                                                                           --------------
TOTAL                                                                                                           13,024,64
                                                                                                           --------------
TELECOMMUNICATIONS EQUIPMENT 0.88%
Lucent Technologies, Inc.                                          6.50%       1/15/2028           2,000        1,720,000
                                                                                                           --------------
THEATERS & ENTERTAINMENT 0.19%
Cinemark, Inc.**                                                             3/15/2009 &
                                                             0.00%/9.75%            2014             500          371,250
                                                                                                           --------------
TOBACCO 0.76%
R.J. Reynolds Tobacco Holdings Co.+                                6.50%       7/15/2010           1,500        1,485,000
                                                                                                           --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)

HIGH YIELD FUND NOVEMBER 30, 2005

                                                                                               PRINCIPAL
                                                               INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                        RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION EXCLUDING AIR/RAIL 1.92%
CHC Helicopter Corp.(a)                                           7.375%        5/1/2014  $        1,250   $    1,265,625
Hornbeck Offshore Services, Inc.                                  6.125%       12/1/2014           2,500        2,475,000
                                                                                                           --------------
TOTAL                                                                                                           3,740,625
                                                                                                           --------------
TOTAL HIGH YIELD CORPORATE BONDS (Cost $183,857,243)                                                          182,001,990
                                                                                                           ==============

                                                                                                  SHARES
                                                                                                   (000)
                                                                                          --------------
WARRANT 0.00%

CONSUMER-PRODUCTS 0.00%
Parmalat SpA, expiring 12/31/2015*+~ (Cost $7)                                                         1                7
                                                                                                           ==============
TOTAL LONG-TERM INVESTMENTS (Cost $187,124,874)                                                               185,213,058
                                                                                                           ==============

                                                                                               PRINCIPAL
                                                                                                  AMOUNT
                                                                                                   (000)
                                                                                          --------------
SHORT-TERM INVESTMENT 2.33%

REPURCHASE AGREEMENT 2.33%
Repurchase Agreement dated 11/30/2005,
3.40% due 12/1/2005 with State Street
Bank & Trust Co. collateralized by
$4,685,000 of Federal National Mortgage
Assoc. at 4.25% due 8/15/2010;
value: $4,638,150; proceeds: $4,544,514
(Cost $4,544,085)                                                                         $        4,544        4,544,085
                                                                                                           ==============
TOTAL INVESTMENTS IN SECURITIES 97.20%
(Cost $191,668,959)                                                                                           189,757,143
                                                                                                           ==============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 2.80%                                                            5,473,567
                                                                                                           --------------
NET ASSETS 100.00%                                                                                         $  195,230,710
                                                                                                           ==============

   * Non-income producing security.
  ** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
   + Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   # Variable rate security. The interest rate represents the rate at November
     30, 2005.
   ~ Fair valued security - See Note 2.
 (a) Foreign security traded in U.S. dollars.
 (b) Defaulted security. Maturity date shown represents original maturity date. GDR Global Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND NOVEMBER 30,
2005

                                                                                               PRINCIPAL
                                                               INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                        RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 106.28%

ASSET-BACKED SECURITIES 4.66%
Ameriquest Mortgage Securities, Inc. 2005-R2 A3A                  4.291%#      4/25/2035  $          304   $      304,282
BMW Vehicle Owner Trust 2005-A A3                                  4.04%       2/25/2009           1,400        1,387,680
Citibank Credit Card Issuance Trust 2003-A5 A5                     2.50%        4/7/2008             975          968,513
CitiFinancial Mortgage Securities, Inc. 2004-1 AF1                4.281%#      4/25/2034             456          455,987
Ford Credit Auto Owner Trust 2005-B A3                             4.17%       1/15/2009           1,000          992,446
Ford Credit Auto Owner Trust 2005-C A3                             4.30%       8/15/2009           1,140        1,128,993
USAA Auto Owner Trust 2004-2 A3                                    3.03%       6/16/2008             558          552,519
USAA Auto Owner Trust 2005-2 A3                                    4.00%      12/15/2009             800          790,596
                                                                                                           --------------
TOTAL                                                                                                           6,581,016
                                                                                                           --------------
CORPORATE BONDS 9.17%
Berkshire Hathaway Finance Corp.                                   3.40%        7/2/2007             500          488,852
Burlington Northern Santa Fe Corp.                                6.375%      12/15/2005           1,000        1,000,467
Dun & Bradstreet Corp. (The)                                      6.625%       3/15/2006             540          542,691
Ford Motor Credit Co.                                             6.875%        2/1/2006           3,065        3,052,985
General Mills, Inc.                                               5.125%       2/15/2007             585          585,243
General Motors Acceptance Corp.                                   6.125%       9/15/2006             350          337,708
Household Finance Corp.                                            5.75%       1/30/2007           1,500        1,514,487
Int'l. Flavors & Fragrances, Inc.                                  6.45%       5/15/2006             500          503,164
MeadWestvaco Corp.                                                 2.75%       12/1/2005           1,000        1,000,000
PG&E Corp.                                                         3.60%        3/1/2009           1,000          957,087
Potash Corp. of Saskatchewan(a)                                   7.125%       6/15/2007             775          799,218
Time Warner, Inc.                                                 6.125%       4/15/2006             750          753,462
UnitedHealth Group, Inc.                                          3.375%       8/15/2007             648          632,880
Verizon Global Funding Corp.                                       6.75%       12/1/2005             800          800,000
                                                                                                           --------------
TOTAL                                                                                                          12,968,244
                                                                                                           --------------
GOVERNMENT SPONSORED ENTERPRISES BOND 3.37%
Federal National Mortgage Assoc.                                   7.25%       1/15/2010           4,354        4,762,793
                                                                                                           --------------
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED
MORTGAGE OBLIGATIONS 13.44%
Federal Home Loan Mortgage Corp. 1209 F                           4.625%#      3/15/2007              93           93,249
Federal Home Loan Mortgage Corp. 1337 F                           4.625%#      8/15/2007             210          210,504
Federal Home Loan Mortgage Corp. 1369 F                           4.625%#      9/15/2007             128          127,717

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND NOVEMBER 30,
2005

                                                                                               PRINCIPAL
                                                               INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                        RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. 1377 F                           4.625%#      9/15/2007  $           36   $       35,534
Federal Home Loan Mortgage Corp. 1417 FC                          5.125%#     11/15/2007           1,228        1,232,715
Federal Home Loan Mortgage Corp. 1549 F                            6.70%       7/15/2008             210          211,566
Federal Home Loan Mortgage Corp. 1551 JA                          4.675%#      7/15/2008              13           12,728
Federal Home Loan Mortgage Corp. 1564 H                            6.50%       8/15/2008             187          189,280
Federal Home Loan Mortgage Corp. 1594 H                            6.00%      10/15/2008             404          408,794
Federal Home Loan Mortgage Corp. 1600 FB                           3.76%#     10/15/2008             102           99,909
Federal Home Loan Mortgage Corp. 1637 JB                          4.575%#      6/15/2023             119          118,871
Federal Home Loan Mortgage Corp. 1660 H                            6.50%       1/15/2009              29           29,362
Federal Home Loan Mortgage Corp. 1671 JA                          4.525%#      1/15/2024             753          756,715
Federal Home Loan Mortgage Corp. 1698 H                            6.00%       3/15/2009              82           82,382
Federal Home Loan Mortgage Corp. 1803 AB                           6.00%      12/15/2008             406          408,629
Federal Home Loan Mortgage Corp. 2549 PF                          4.415%#      6/15/2027             244          244,477
Federal Home Loan Mortgage Corp. 2643 KG                           4.00%       5/15/2018             116          115,473
Federal Home Loan Mortgage Corp. 2649 QA                           3.50%       3/15/2010             322          320,775
Federal Home Loan Mortgage Corp. 2656 PA                           3.50%       7/15/2018              32           31,839
Federal Home Loan Mortgage Corp. 2684 QM                           3.50%       3/15/2019           1,282        1,272,699
Federal Home Loan Mortgage Corp. 2713 EC                           3.50%       3/15/2018           1,911        1,896,667
Federal Home Loan Mortgage Corp. 2759 AU                           3.50%       5/15/2019             587          578,960
Federal Home Loan Mortgage Corp. 2836 DG                           5.00%       6/15/2016           3,724        3,724,559
Federal Home Loan Mortgage Corp. 2885 DK                           3.50%      10/15/2012           2,225        2,190,312
Federal National Mortgage Assoc. 1992-141 FA                      4.719%#      8/25/2007               8            7,939
Federal National Mortgage Assoc. 1992-151 F                       4.719%#      8/25/2007             404          405,343
Federal National Mortgage Assoc. 1992-196 F                       4.719%#     11/25/2007             215          214,360
Federal National Mortgage Assoc. 1993-41 PH                        6.00%       3/25/2023             155          155,066
Federal National Mortgage Assoc. 1993-93 FC                       3.822%#      5/25/2008              37           36,411
Federal National Mortgage Assoc. 1993-124 E PO              Zero Coupon       10/25/2022              12           11,249
Federal National Mortgage Assoc. 1993-196 F                       4.669%#     10/25/2008             233          234,092
Federal National Mortgage Assoc. 1993-231 M                        6.00%      12/25/2008             581          583,685
Federal National Mortgage Assoc. 1994-33 H                         6.00%       3/25/2009             236          237,936
Federal National Mortgage Assoc. 1994-89 FA                       4.669%#      3/25/2009              45           45,185
Federal National Mortgage Assoc. 2003-54 TH                        3.50%       5/25/2009              86           85,895
Federal National Mortgage Assoc. 2003-65 PG                        3.00%      10/25/2031             661          646,642
Federal National Mortgage Assoc. 2003-81 MG                        2.00%      12/25/2016             412          408,886
Federal National Mortgage Assoc. 2003-84 GA                        4.50%       4/25/2009             172          171,864
Federal National Mortgage Assoc. 2003-92 BR                        5.00%       4/25/2014             435          434,382

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND NOVEMBER 30,
2005

                                                                                               PRINCIPAL
                                                               INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                        RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc. 2003-113 PG                       3.50%       2/25/2009    $        888   $      883,311
Federal National Mortgage Assoc. G93-11 FA                        4.619%#     12/25/2008              47           47,058
                                                                                                           --------------
TOTAL                                                                                                          19,003,020
                                                                                                           --------------
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 42.70%
Federal Home Loan Mortgage Corp. Gold(b)                           4.50%             TBA           7,985        7,722,996
Federal Home Loan Mortgage Corp. Gold(b)                           5.50%             TBA           6,980        6,884,025
Federal Home Loan Mortgage Corp. 1B2778                            4.35%#       2/1/2035           2,112        2,086,357
Federal Home Loan Mortgage Corp. A13484                            7.00%        9/1/2033             157          164,340
Federal Home Loan Mortgage Corp. B19840                            5.00%        8/1/2020           1,610        1,587,161
Federal Home Loan Mortgage Corp. C66164                            7.00%        4/1/2032             192          200,315
Federal Home Loan Mortgage Corp. C67868                            7.00%        6/1/2032             100          104,267
Federal Home Loan Mortgage Corp. E00565                            6.00%        8/1/2013             228          232,584
Federal Home Loan Mortgage Corp. E01481                            4.50%       10/1/2018           1,901        1,845,671
Federal Home Loan Mortgage Corp. E77065                            6.50%        5/1/2014              23           24,045
Federal Home Loan Mortgage Corp. E98671                            4.50%        8/1/2018           1,106        1,073,037
Federal Home Loan Mortgage Corp. G18022                            5.50%       11/1/2019           1,631        1,639,060
Federal Home Loan Mortgage Corp. G18082                            5.00%       11/1/2020           1,500        1,478,722
Federal Home Loan Mortgage Corp. J00329                            5.50%       11/1/2020           1,000        1,004,877
Federal Home Loan Mortgage Corp. J00388                            5.00%       11/1/2020           6,500        6,407,796
Federal Home Loan Mortgage Corp. J00466                            5.00%       11/1/2020           2,700        2,661,700
Federal National Mortgage Assoc.                                  3.907%#      11/1/2034             999          989,124
Federal National Mortgage Assoc.                                  4.524%#      12/1/2034             795          786,108
Federal National Mortgage Assoc.                                  4.547%#       7/1/2035           1,652        1,638,187
Federal National Mortgage Assoc.                                  4.573%#       6/1/2035           2,100        2,076,307
Federal National Mortgage Assoc.                                  4.992%#       2/1/2032              65           64,296
Federal National Mortgage Assoc.                                   5.05%        7/1/2011           1,396        1,391,799
Federal National Mortgage Assoc.(b)                                5.50%             TBA           1,010          994,850
Federal National Mortgage Assoc.                                   5.50%       10/1/2033              70           69,490
Federal National Mortgage Assoc.                                   5.50%        3/1/2034             192          189,800
Federal National Mortgage Assoc.                                   5.50%        4/1/2034             313          309,490
Federal National Mortgage Assoc.                                   5.50%        7/1/2035           1,967        1,938,306
Federal National Mortgage Assoc.                                   5.50%       11/1/2035           1,194        1,176,913
Federal National Mortgage Assoc.(b)                                6.00%             TBA           3,380        3,400,070
Federal National Mortgage Assoc.                                   6.00%        7/1/2014             161          164,032
Federal National Mortgage Assoc.                                   6.19%        9/1/2008             100          102,054
Federal National Mortgage Assoc.                                   6.34%        1/1/2008              25           25,904

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND NOVEMBER 30,
2005

                                                                                               PRINCIPAL
                                                               INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                        RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.                                   6.43%        1/1/2008    $         27   $       27,488
Federal National Mortgage Assoc.                                   6.50%       12/1/2007               6            5,757
Federal National Mortgage Assoc.                                   6.50%        4/1/2011              54           56,052
Federal National Mortgage Assoc.                                   6.50%        8/1/2013              76           78,431
Federal National Mortgage Assoc.                                   6.50%        6/1/2015             717          739,708
Federal National Mortgage Assoc.                                   6.50%        7/1/2030             118          120,822
Federal National Mortgage Assoc.                                   6.50%        3/1/2034             840          860,511
Federal National Mortgage Assoc.                                   6.50%       10/1/2035           1,645        1,685,274
Federal National Mortgage Assoc.                                   6.50%       12/1/2035           6,130        6,279,388
Federal National Mortgage Assoc.                                   6.62%       10/1/2007              72           73,478
                                                                                                           --------------
TOTAL                                                                                                          60,360,592
                                                                                                           --------------
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.85%
Bear Stearns Commercial Mortgage
Securities, Inc. 2003-T12 A1                                       2.96%       8/13/2039           1,629        1,565,922
JPMorgan Chase Commercial
Mortgage Securities 2002-C1 A2                                    4.914%       7/12/2037           1,500        1,492,530
LB-UBS Commercial Mortgage Trust 2004-C1 A1                       2.964%       1/15/2029           2,483        2,387,232
                                                                                                           --------------
TOTAL                                                                                                           5,445,684
                                                                                                           --------------
PASS-THROUGH AGENCIES 0.18%
Government National Mortgage Assoc.                               4.125%#     11/20/2020              27           27,694
Government National Mortgage Assoc.                               4.125%#     11/20/2027              17           17,420
Government National Mortgage Assoc.                               4.125%#     12/20/2027              21           21,743
Government National Mortgage Assoc.                                4.50%#      9/20/2031              72           72,634
Government National Mortgage Assoc.                               4.625%#      1/20/2018              46           47,589
Government National Mortgage Assoc.                                7.00%       4/15/2028              24           24,941
Government National Mortgage Assoc.                                7.50%       2/15/2016              12           13,070
Government National Mortgage Assoc.                               10.50%       3/15/2019              18           19,615
Government National Mortgage Assoc.                               10.50%       9/15/2019               2            2,419
Government National Mortgage Assoc.                               10.50%      10/15/2020              11           10,652
                                                                                                           --------------
TOTAL                                                                                                             257,777
                                                                                                           --------------
U.S. TREASURY OBLIGATIONS 28.91%
U.S. Treasury Note                                                3.125%       1/31/2007          28,231       27,819,674
U.S. Treasury Note                                                 3.50%      12/15/2009             260          251,256
U.S. Treasury Note                                                3.625%       4/30/2007           3,200        3,165,440

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)

LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND NOVEMBER 30,
2005

                                                                                               PRINCIPAL
                                                               INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                        RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note                                                 4.25%       8/15/2013  $        1,278   $    1,256,634
U.S. Treasury Note                                                 6.50%       2/15/2010           7,765        8,373,768
                                                                                                           --------------
TOTAL                                                                                                          40,866,772
                                                                                                           --------------
TOTAL LONG-TERM INVESTMENTS (Cost $151,464,085)                                                               150,245,898
                                                                                                           ==============
SHORT-TERM INVESTMENT 4.45%

REPURCHASE AGREEMENT 4.45%
Repurchase Agreement dated 11/30/2005,
3.99% due 12/1/2005 with J.P. Morgan
Chase & Co. collateralized by
$6,393,000 of Federal National Mortgage
Assoc. at 4.50% due 8/4/2008;
value: $6,429,600; proceeds: $6,299,698
(Cost: $6,299,000)                                                                                 6,299        6,299,000
                                                                                                           ==============
TOTAL INVESTMENTS IN SECURITIES 110.73% (Cost $157,763,085)                                                   156,544,898
                                                                                                           ==============
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (10.73%)                                                       (15,175,507)
                                                                                                           --------------
NET ASSETS 100.00%                                                                                         $  141,369,391
                                                                                                           ==============

  # Variable rate security. The interest rate represents the rate at November
    30, 2005.
(a) Foreign security traded in U.S. dollars.
(b) To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
 PO Principal Only.

TBA SALE COMMITMENT

                                                                                               PRINCIPAL
                                                               INTEREST         MATURITY          AMOUNT
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH                      RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.                                   5.50%             TBA  $          565   $      556,525
                                                                                                           --------------
TOTAL (Proceeds $557,761)

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT AND GOVERNMENT SPONSORED ENTERPRISES FUND NOVEMBER 30, 2005

                                                                                                  PRINCIPAL
                                                               INTEREST            MATURITY          AMOUNT
INVESTMENTS                                                        RATE                DATE           (000)              VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 104.66%

AGENCY COLLATERALIZED MORTGAGE OBLIGATION 0.06%
Government National Mortgage Assoc. 2004-16 BG                     3.50%          8/20/2028  $          489     $      488,080
                                                                                                                --------------
GOVERNMENT SPONSORED ENTERPRISES BOND 0.91%
Federal National Mortgage Assoc.                                  6.625%         11/15/2010           6,685          7,219,753
                                                                                                                --------------
GOVERNMENT SPONSORED ENTERPRISES
COLLATERALIZED MORTGAGE OBLIGATIONS 8.63%
Federal Home Loan Mortgage Corp. 73 G IO                        1095.35%(b)      10/15/2020               1              1,679
Federal Home Loan Mortgage Corp. 141 A PO                   Zero Coupon            7/1/2022              80             69,191
Federal Home Loan Mortgage Corp. 181 F IO                        494.14%(b)       8/15/2021               8             10,067
Federal Home Loan Mortgage Corp. 1020 S IO                       900.95%#(b)     12/15/2020               1                995
Federal Home Loan Mortgage Corp. 1032 IO                        544.714%(b)      12/15/2020               1              1,972
Federal Home Loan Mortgage Corp. 1046 I IO                         1009%(b)       2/15/2021               1              1,228
Federal Home Loan Mortgage Corp. 1049 N IO                       1010.5%(b)       2/15/2021               2              3,896
Federal Home Loan Mortgage Corp. 1058 I IO                       1008.5%(b)       4/15/2021              --(a)             823
Federal Home Loan Mortgage Corp. 1059 U IO                          409%(b)       4/15/2021               1              1,509
Federal Home Loan Mortgage Corp. 1066 S IO                     1195.607%(b)       4/15/2021               2              3,157
Federal Home Loan Mortgage Corp. 1082 D IO                      1007.78%(b)       5/15/2021               4              6,497
Federal Home Loan Mortgage Corp. 1095 A PO                  Zero Coupon           6/15/2021              97             96,398
Federal Home Loan Mortgage Corp. 1137 M IO                     1185.497%(b)       9/15/2021               1              1,373
Federal Home Loan Mortgage Corp. 1148 F PO                  Zero Coupon          10/15/2021             212            211,354
Federal Home Loan Mortgage Corp. 1180 G IO                       1008.4%(b)      11/15/2021              --(a)             539
Federal Home Loan Mortgage Corp. 1200 IB IO                        1007%(b)       2/15/2022              --(a)             223
Federal Home Loan Mortgage Corp. 1241 X IO                      982.654%(b)       4/15/2022              --(a)             506
Federal Home Loan Mortgage Corp. 1363 B PO                  Zero Coupon           8/15/2022             230            228,946
Federal Home Loan Mortgage Corp. 1364 A                           4.575%#         9/15/2007               7              7,205
Federal Home Loan Mortgage Corp. 1372 C PO                  Zero Coupon           9/15/2022             149            127,711
Federal Home Loan Mortgage Corp. 2621 TC                           3.00%          1/15/2026           1,868          1,797,100
Federal Home Loan Mortgage Corp. 2630 AN                           3.50%         11/15/2015           1,441          1,436,223
Federal Home Loan Mortgage Corp. 2630 KG                           3.50%         12/15/2008             606            604,951
Federal Home Loan Mortgage Corp. 2658 PA                           3.75%         11/15/2007             262            261,905
Federal Home Loan Mortgage Corp. 2676 LT                           3.00%          4/15/2017           6,203          6,152,197
Federal Home Loan Mortgage Corp. 2684 QM                           3.50%          3/15/2019             481            477,262
Federal Home Loan Mortgage Corp. 2707 XK                           4.00%          3/15/2011           1,773          1,768,461

                       SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT AND GOVERNMENT SPONSORED ENTERPRISES FUND NOVEMBER 30, 2005

                                                                                                  PRINCIPAL
                                                               INTEREST            MATURITY          AMOUNT
INVESTMENTS                                                        RATE                DATE           (000)              VALUE
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. 2713 EC                           3.50%          3/15/2018  $        8,044     $    7,983,862
Federal Home Loan Mortgage Corp. 2759 AU                           3.50%          5/15/2019           7,621          7,522,353
Federal Home Loan Mortgage Corp. 2836 DG                           5.00%          6/15/2016          22,434         22,437,103
Federal National Mortgage Assoc. 94 2 IO                           9.50%           8/1/2021              37             10,537
Federal National Mortgage Assoc. 133 1 PO                   Zero Coupon           4/25/2022              16             13,221
Federal National Mortgage Assoc. 1991-158 E IO                  1008.00%#(b)     12/25/2021               1             18,502
Federal National Mortgage Assoc. 1993-86 L                         6.75%          6/25/2008             384            384,048
Federal National Mortgage Assoc. 1994-33 H                         6.00%          3/25/2009           3,409          3,444,122
Federal National Mortgage Assoc. 2003-54 PB                        4.00%          9/25/2017             553            551,240
Federal National Mortgage Assoc. 2003-84 GA                        4.50%          4/25/2009           1,240          1,237,420
Federal National Mortgage Assoc. 2003-84 PL                        3.50%          4/25/2018           3,205          3,179,864
Federal National Mortgage Assoc. 2003-86 NA                        4.00%          2/25/2013           1,406          1,388,695
Federal National Mortgage Assoc. 2003-122 OP                       3.50%          9/25/2009           1,204          1,194,165
Federal National Mortgage Assoc. 2003-129 MA                       4.00%         12/25/2012           3,637          3,616,769
Federal National Mortgage Assoc. 2004-81 KA                        4.50%          5/25/2012           2,480          2,467,211
                                                                                                                --------------
TOTAL                                                                                                               68,722,480
                                                                                                                --------------
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 79.64%
Federal Home Loan Mortgage Corp. Gold(c)                           5.50%                TBA          43,785         43,182,956
Federal Home Loan Mortgage Corp. 1B2778                            4.35%#          2/1/2035           6,296          6,220,411
Federal Home Loan Mortgage Corp. A13484                            7.00%           9/1/2033           3,098          3,243,684
Federal Home Loan Mortgage Corp. A23604                            5.00%           6/1/2034           1,830          1,764,577
Federal Home Loan Mortgage Corp. A28466                            5.00%          12/1/2034           1,866          1,799,182
Federal Home Loan Mortgage Corp. A37740                            5.00%          10/1/2035           2,596          2,498,517
Federal Home Loan Mortgage Corp. B10459                            5.50%          10/1/2018           3,769          3,788,625
Federal Home Loan Mortgage Corp. B15593                            5.50%           7/1/2019           7,535          7,572,235
Federal Home Loan Mortgage Corp. C01329                            7.00%           3/1/2032             830            865,385
Federal Home Loan Mortgage Corp. C01345                            7.00%           4/1/2032           2,875          2,996,247
Federal Home Loan Mortgage Corp. C01367                            7.00%           5/1/2032           1,057          1,102,154
Federal Home Loan Mortgage Corp. C01811                            5.00%           4/1/2034          18,433         17,776,256
Federal Home Loan Mortgage Corp. G08072                            5.00%           8/1/2035          30,862         29,698,233
Federal Home Loan Mortgage Corp. G08079                            5.00%           9/1/2035           2,579          2,481,440
Federal Home Loan Mortgage Corp. G18065                            5.00%           7/1/2020             692            681,820
Federal National Mortgage Assoc.                                  3.907%#         11/1/2034           4,017          3,976,959
Federal National Mortgage Assoc.                                  4.524%#         12/1/2034           4,752          4,700,424
Federal National Mortgage Assoc.                                  4.547%#          7/1/2035           8,528          8,458,290
Federal National Mortgage Assoc.                                  4.573%#          6/1/2035          10,765         10,641,071

                       SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT AND GOVERNMENT SPONSORED ENTERPRISES FUND NOVEMBER 30, 2005

                                                                                                  PRINCIPAL
                                                               INTEREST            MATURITY          AMOUNT
INVESTMENTS                                                        RATE                DATE           (000)              VALUE
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.                                   4.74%           4/1/2015  $       10,350     $   10,079,045
Federal National Mortgage Assoc.                                   4.81%           8/1/2015           2,642          2,586,688
Federal National Mortgage Assoc.                                   4.90%           6/1/2015           4,060          3,995,250
Federal National Mortgage Assoc.                                   5.16%           4/1/2015           4,900          4,914,630
Federal National Mortgage Assoc.(c)                                5.50%                TBA         183,165        180,417,525
Federal National Mortgage Assoc.                                   5.50%          11/1/2025           1,516          1,496,715
Federal National Mortgage Assoc.                                   5.50%          11/1/2034          13,245         13,064,701
Federal National Mortgage Assoc.                                   5.50%           2/1/2035          31,736         31,303,587
Federal National Mortgage Assoc.                                   5.50%           3/1/2035          30,148         29,712,354
Federal National Mortgage Assoc.                                   5.50%           7/1/2035           7,847          7,733,837
Federal National Mortgage Assoc.                                   5.50%          10/1/2035          59,237         58,381,938
Federal National Mortgage Assoc.                                   5.50%          11/1/2035          42,726         42,108,971
Federal National Mortgage Assoc.(c)                                6.00%                TBA          37,780         38,004,338
Federal National Mortgage Assoc.                                   6.50%           4/1/2033           7,880          8,069,719
Federal National Mortgage Assoc.                                   6.50%           1/1/2034          12,000         12,288,849
Federal National Mortgage Assoc.                                   6.50%           3/1/2034             720            737,581
Federal National Mortgage Assoc.                                   6.50%           9/1/2034           6,000          6,146,506
Federal National Mortgage Assoc.                                   6.50%           9/1/2035           5,000          5,122,415
Federal National Mortgage Assoc.                                   6.50%          10/1/2035           4,466          4,575,028
Federal National Mortgage Assoc.                                   6.50%          12/1/2035          19,335         19,806,194
                                                                                                                --------------
TOTAL                                                                                                              633,994,337
                                                                                                                --------------
PASS-THROUGH AGENCY 0.34%
Government National Mortgage Assoc.                                7.00%          8/15/2027           2,586          2,721,595
                                                                                                                --------------
U.S. TREASURY OBLIGATIONS 15.08%
U.S. Treasury Bond                                                 5.25%          2/15/2029           1,228          1,306,286
U.S. Treasury Note                                                3.125%          1/31/2007          32,764         32,286,629
U.S. Treasury Note                                                 3.50%         12/15/2009           2,807          2,712,595
U.S. Treasury Note                                                 4.25%          8/15/2013           4,750          4,670,589
U.S. Treasury Note                                                4.875%          2/15/2012          25,158         25,701,463
U.S. Treasury Strips                                        Zero Coupon           8/15/2020          88,675         43,764,926
U.S. Treasury Strips                                        Zero Coupon          11/15/2027          27,333          9,564,910
                                                                                                                --------------
TOTAL                                                                                                              120,007,398
                                                                                                                --------------
TOTAL LONG-TERM INVESTMENTS (Cost $831,270,541)                                                                    833,153,643
                                                                                                                ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)

U.S. GOVERNMENT AND GOVERNMENT SPONSORED ENTERPRISES FUND NOVEMBER 30, 2005

                                                                                                  PRINCIPAL
                                                                                                     AMOUNT
INVESTMENTS                                                                                           (000)              VALUE
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 11.03%

REPURCHASE AGREEMENTS 11.03%

Repurchase Agreement dated 11/30/2005,
3.99% due 12/1/2005 with J.P. Morgan
Chase & Co. collateralized by $88,269,000
of Federal National Mortgage Assoc. at 5.68%
due 11/27/2015; value: $88,553,226;
proceeds: $86,871,627                                                                        $       86,862     $   86,862,000

Repurchase Agreement dated 11/30/2005,
3.40% due 12/1/2005 with State Street
Bank & Trust Co. collateralized by $300,000
of Federal Farm Credit Bank at 4.65%
due 7/9/2008 and $650,000 of
Federal Home Loan Bank at 3.875% due
8/22/2008; value: $943,724; proceeds: $924,057                                                          924            923,970
                                                                                                                --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $87,785,970)                                                                     87,785,970
                                                                                                                ==============
TOTAL INVESTMENTS IN SECURITIES 115.69% (Cost $919,056,511)                                                        920,939,613
                                                                                                                ==============
LIABILITIES IN EXCESS OF OTHER ASSETS (15.69%)                                                                    (124,913,317)
                                                                                                                --------------
NET ASSETS 100.00%                                                                                              $  796,026,296
                                                                                                                ==============

  # Variable rate security. The interest rate represents the rate at November
    30, 2005.
(a) Amount represents less than $1,000.
(b) IOette. This security represents the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount therefore appear unusually large.
(c) To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
 IO Interest Only.
 PO Principal Only.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES

NOVEMBER 30, 2005

                                                                                  CONVERTIBLE         HIGH YIELD
                                                                                         FUND               FUND
ASSETS:

Investment in securities, at cost                                            $    218,871,254   $    191,668,959
----------------------------------------------------------------------------------------------------------------
Investment in securities, at value                                           $    232,164,703   $    185,213,058
Repurchase agreements, at cost and value                                            9,464,298          4,544,085
Cash                                                                                        -            803,000
Receivables:
  Interest and dividends                                                            1,300,926          3,901,382
  Investment securities sold                                                                -          4,754,908
  Capital shares sold                                                                 774,578          1,088,246
Prepaid expenses and other assets                                                      45,064             50,845
----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      243,749,569        200,355,524
----------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Investment securities purchased                                                           -          4,123,783
  Capital shares reacquired                                                           509,928            667,029
  Management fee                                                                      135,321             95,129
  12b-1 distribution fees                                                              96,671             94,328
  Fund administration                                                                   7,733              6,399
  Trustees' fees                                                                       12,449             31,035
  To affiliate                                                                              -              4,483
Accrued expenses and other liabilities                                                 49,086            102,628
----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                     811,188          5,124,814
================================================================================================================
NET ASSETS                                                                   $    242,938,381   $    195,230,710
================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                              $    227,991,914   $    197,978,317
Undistributed net investment income                                                   309,615            462,945
Accumulated net realized loss on investments                                       (8,120,895)        (1,298,736)
Net unrealized appreciation (depreciation) on investments                          22,757,747         (1,911,816)
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                   $    242,938,381   $    195,230,710
================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                               $    103,176,301   $    103,288,451
Class B Shares                                                               $     17,171,046   $     41,024,652
Class C Shares                                                               $     67,887,696   $     35,484,605
Class P Shares                                                               $        189,088   $          7,181
Class Y Shares                                                               $     54,514,250   $     15,425,821
OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF
  AUTHORIZED SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                                      8,866,050         12,931,408
Class B Shares                                                                      1,480,717          5,153,921
Class C Shares                                                                      5,857,488          4,459,709
Class P Shares                                                                         16,217            895.860
Class Y Shares                                                                      4,669,511          1,928,980
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                               $          11.64   $           7.99
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 4.75%)                               $          12.22   $           8.39
Class B Shares-Net asset value                                               $          11.60   $           7.96
Class C Shares-Net asset value                                               $          11.59   $           7.96
Class P Shares-Net asset value                                               $          11.66   $           8.02
Class Y Shares-Net asset value                                               $          11.67   $           8.00
================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

NOVEMBER 30, 2005

                                                                             LIMITED DURATION   U.S. GOV'T & GOV'T
                                                                           U.S. GOV'T & GOV'T            SPONSORED
                                                                               SPONSORED FUND     ENTERPRISES FUND
ASSETS:
Investment in securities, at cost                                            $    150,906,324     $    831,270,541
------------------------------------------------------------------------------------------------------------------
Investment in securities, at value                                           $    149,689,373     $    833,153,643
Repurchase agreements, at cost and value                                            6,299,000           87,785,970
Cash                                                                                   59,974                    -
Receivables:
  Interest and dividends                                                            1,148,081            3,200,874
  Investment securities sold                                                       16,382,234          260,435,455
  Capital shares sold                                                                 590,893              109,982
  From advisor                                                                         19,944               43,476
Prepaid expenses and other assets                                                      27,849               27,887
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      174,217,348        1,184,757,287
------------------------------------------------------------------------------------------------------------------
LIABILITIES:
TBA sale commitments at fair value                                                    556,525                    -
Payables:
  Investment securities purchased                                                  30,664,251          383,138,508
  Capital shares reacquired                                                         1,011,677            1,241,387
  Management fee                                                                       40,726              331,965
  12b-1 distribution fees                                                              83,143              303,403
  Fund administration                                                                   4,717               26,592
  Trustees' fees                                                                       13,754            1,121,074
Dividends payable                                                                     385,702            2,158,478
Accrued expenses and other liabilities                                                 87,462              409,584
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  32,847,957          388,730,991
==================================================================================================================
NET ASSETS                                                                   $    141,369,391     $    796,026,296
==================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                              $    151,086,754     $    903,575,711
Undistributed (Distributions in excess) of net investment income                        8,361           (2,551,430)
Accumulated net realized loss on investments                                       (8,508,773)        (106,881,087)
Net unrealized appreciation (depreciation) on investments                          (1,216,951)           1,883,102
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                   $    141,369,391     $    796,026,296
==================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                               $     87,287,133     $    687,865,650
Class B Shares                                                               $      7,505,806     $     44,642,865
Class C Shares                                                               $     46,220,223     $     62,290,630
Class Y Shares                                                               $        356,229     $      1,227,151
OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF
  AUTHORIZED SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                                     20,358,151          268,643,773
Class B Shares                                                                      1,747,160           17,438,251
Class C Shares                                                                     10,709,445           24,239,478
Class Y Shares                                                                         83,084              479,438
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                               $           4.29     $           2.56
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 3.25% and 4.75%, respectively)       $           4.43     $           2.69
Class B Shares-Net asset value                                               $           4.30     $           2.56
Class C Shares-Net asset value                                               $           4.32     $           2.57
Class Y Shares-Net asset value                                               $           4.29     $           2.56
==================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 2005

                                                                                  CONVERTIBLE         HIGH YIELD
                                                                                         FUND               FUND
INVESTMENT INCOME:
Dividends                                                                    $      2,467,844   $         55,170
Interest                                                                              143,775         15,447,539
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                             2,611,619         15,502,709
----------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                      1,494,109          1,224,047
12b-1 distribution plan-Class A                                                       331,202            374,895
12b-1 distribution plan-Class B                                                       163,807            452,075
12b-1 distribution plan-Class C                                                       702,446            401,983
12b-1 distribution plan-Class P                                                           763                 21
Shareholder servicing                                                                 225,436            240,462
Professional                                                                           35,176             54,154
Reports to shareholders                                                                27,795             56,958
Fund administration                                                                    85,378             81,603
Custody                                                                                49,631             17,726
Trustees' fees                                                                         10,465             10,838
Registration                                                                           54,244             42,086
Subsidy (See Note 3)                                                                        -             44,222
Other                                                                                   4,405              5,774
----------------------------------------------------------------------------------------------------------------
Gross expenses                                                                      3,184,857          3,006,844
  Expense reductions (See Note 7)                                                      (8,022)            (6,462)
----------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                        3,176,835          3,000,382
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                         (565,216)        12,502,327
----------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments and foreign currency
  related transactions                                                               (237,921)         3,426,050
Net change in unrealized appreciation (depreciation) on investments                13,191,450        (12,434,371)
================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                                            12,953,529         (9,008,321)
================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $     12,388,313   $      3,494,006
================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED NOVEMBER 30, 2005

                                                                             LIMITED DURATION   U.S. GOV'T & GOV'T
                                                                           U.S. GOV'T & GOV'T            SPONSORED
                                                                               SPONSORED FUND     ENTERPRISES FUND
INVESTMENT INCOME:
Interest                                                                     $      5,529,100     $     39,447,966
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                             5,529,100           39,447,966
------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                        585,178            4,340,797
12b-1 distribution plan-Class A                                                       304,547            2,610,974
12b-1 distribution plan-Class B                                                        69,390              517,232
12b-1 distribution plan-Class C                                                       514,482              683,099
Shareholder servicing                                                                 219,706            1,022,810
Professional                                                                           52,102               87,587
Reports to shareholders                                                                37,346               91,718
Fund administration                                                                    58,518              347,263
Custody                                                                                29,840               95,780
Trustees' fees                                                                          8,457               49,524
Registration                                                                           23,582               34,211
Other                                                                                  22,776               14,799
------------------------------------------------------------------------------------------------------------------
Gross expenses                                                                      1,925,924            9,895,794
  Interest expense (See Note 2)                                                         3,163               88,934
  Expense reductions (See Note 7)                                                      (4,724)             (46,493)
  Expenses assumed by advisor (See Note 3)                                           (226,936)            (395,898)
------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                        1,697,427            9,542,337
------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                               3,831,673           29,905,629
------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, futures contracts
  and TBA sale commitments                                                         (1,777,538)          (4,501,616)
Net change in unrealized appreciation (depreciation) on
  investments                                                                      (1,082,536)          (7,204,775)
==================================================================================================================
NET REALIZED AND UNREALIZED LOSS                                                   (2,860,074)         (11,706,391)
==================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $        971,599     $     18,199,238
==================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED NOVEMBER 30, 2005

                                                                                  CONVERTIBLE         HIGH YIELD
INCREASE (DECREASE) IN NET ASSETS                                                        FUND               FUND
OPERATIONS:
Net investment income (loss)                                                 $       (565,216)  $     12,502,327
Net realized gain (loss) on investments                                              (237,921)         3,426,050
Net change in unrealized appreciation (depreciation) on
  investments and translation of assets and liabilities
  denominated in foreign currencies                                                13,191,450        (12,434,371)
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    12,388,313          3,494,006
================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                          (2,229,619)        (7,311,518)
  Class B                                                                            (285,675)        (2,819,517)
  Class C                                                                          (1,274,404)        (2,521,079)
  Class P                                                                              (3,561)              (276)
  Class Y                                                                            (778,819)          (772,497)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                (4,572,078)       (13,424,887)
================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                 103,245,879         65,946,823
Reinvestment of distributions                                                       2,852,280          8,886,894
Cost of shares reacquired                                                         (58,178,026)       (80,961,026)
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS                                                       47,920,133         (6,127,309)
================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                              55,736,368        (16,058,190)
================================================================================================================
NET ASSETS:
Beginning of year                                                                 187,202,013        211,288,900
----------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                  $    242,938,381   $    195,230,710
================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                          $        309,615   $        462,945
================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FOR THE YEAR ENDED NOVEMBER 30, 2005

                                                                             LIMITED DURATION   U.S. GOV'T & GOV'T
                                                                           U.S. GOV'T & GOV'T            SPONSORED
DECREASE IN NET ASSETS                                                         SPONSORED FUND     ENTERPRISES FUND
OPERATIONS:
Net investment income                                                        $      3,831,673     $     29,905,629
Net realized gain (loss) on investments, futures contracts
  and TBA sale commitments                                                         (1,777,538)          (4,501,616)
Net change in unrealized appreciation (depreciation) on
  investments and futures contracts                                                (1,082,536)          (7,204,775)
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  971,599           18,199,238
==================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                          (3,193,653)         (27,692,457)
  Class B                                                                            (209,026)          (1,575,016)
  Class C                                                                          (1,546,477)          (2,080,382)
  Class Y                                                                             (13,875)             (53,977)
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                (4,963,031)         (31,401,832)
==================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                  54,512,212           41,296,864
Reinvestment of distributions                                                       3,330,311           21,973,553
Cost of shares reacquired                                                         (66,292,315)        (178,421,492)
------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS                                                       (8,449,792)        (115,151,075)
==================================================================================================================
NET DECREASE IN NET ASSETS                                                        (12,441,224)        (128,353,669)
==================================================================================================================
NET ASSETS:
Beginning of year                                                                 153,810,615          924,379,965
------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                  $    141,369,391     $    796,026,296
==================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS) OF NET INVESTMENT INCOME             $          8,361     $     (2,551,430)
==================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FOR THE YEAR ENDED NOVEMBER 30, 2004

                                                                                  CONVERTIBLE         HIGH YIELD
INCREASE IN NET ASSETS                                                                   FUND               FUND
OPERATIONS:
Net investment income (loss)                                                 $       (117,462)  $     14,317,292
Net realized gain (loss) on investments                                                28,576          7,817,320
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign
  currencies                                                                        7,473,326         (1,243,736)
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                7,384,440         20,890,876
================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                          (1,298,289)        (8,105,821)
  Class B                                                                            (160,315)        (3,374,804)
  Class C                                                                            (727,096)        (3,411,712)
  Class P                                                                                (811)               (92)
  Class Y                                                                            (139,001)          (209,005)
Net realized gain
  Class A                                                                             (91,565)                 -
  Class B                                                                             (20,651)                 -
  Class C                                                                             (73,517)                 -
  Class P                                                                                 (34)                 -
  Class Y                                                                              (4,315)                 -
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                (2,515,594)       (15,101,434)
================================================================================================================
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares                                                 157,305,594         68,026,904
Reinvestment of distributions                                                       1,495,227          8,986,347
Cost of shares reacquired                                                         (27,771,148)       (89,984,902)
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS                                                      131,029,673        (12,971,651)
================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                             135,898,519         (7,182,209)
================================================================================================================
NET ASSETS:
Beginning of year                                                                  51,303,494        218,471,109
----------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                  $    187,202,013   $    211,288,900
================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                          $      1,051,652   $        380,712
================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEAR ENDED NOVEMBER 30, 2004

                                                                             LIMITED DURATION   U.S. GOV'T & GOV'T
                                                                           U.S. GOV'T & GOV'T            SPONSORED
DECREASE IN NET ASSETS                                                         SPONSORED FUND     ENTERPRISES FUND
OPERATIONS:
Net investment income                                                        $      2,841,217   $       25,630,873
Net realized gain (loss) on investments, futures contracts and
  foreign currency related transactions                                              (269,630)           9,597,686
Net change in unrealized appreciation (depreciation) on
  investments and futures contracts                                                  (249,020)             867,978
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                2,322,567           36,096,537
==================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                          (2,774,734)         (32,027,690)
  Class B                                                                            (127,376)          (2,073,580)
  Class C                                                                          (1,605,729)          (2,452,558)
  Class P                                                                                   -                    -
  Class Y                                                                              (1,146)              (5,290)
Net realized gain
  Class A                                                                          (1,200,353)                   -
  Class B                                                                             (35,421)                   -
  Class C                                                                            (972,433)                   -
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                (6,717,192)         (36,559,118)
==================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                  70,560,045           43,741,507
Reinvestment of distributions                                                       4,084,785           24,848,545
Cost of shares reacquired                                                        (114,189,074)        (241,081,973)
------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS                                                      (39,544,244)        (172,491,921)
==================================================================================================================
NET DECREASE IN NET ASSETS                                                        (43,938,869)        (172,954,502)
==================================================================================================================
NET ASSETS:
Beginning of year                                                                 197,749,484        1,097,334,467
------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                  $    153,810,615   $      924,379,965
==================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                             $        (10,640)  $       (3,066,081)
==================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CASH FLOWS

FOR THE YEAR ENDED NOVEMBER 30, 2005

                                                                                        LIMITED DURATION   U.S. GOV'T & GOV'T
                                                                                      U.S. GOV'T & GOV'T            SPONSORED
INCREASE (DECREASE) IN CASH                                                               SPONSORED FUND     ENTERPRISES FUND
CASH FLOWS PROVIDED BY (USED FOR) OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                                   $         971,599    $      18,199,238
-----------------------------------------------------------------------------------------------------------------------------
ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH
USED FOR OPERATING ACTIVITIES:
-----------------------------------------------------------------------------------------------------------------------------
Purchases of long-term portfolio investments                                                (496,989,692)      (4,462,767,923)
Proceeds from disposition of long-term portfolio
  investments and principal paydowns                                                         478,430,810        4,467,797,123
Sales of short-term portfolio investments, net                                                13,998,255          106,303,675
Decrease in interest receivable                                                                  326,526            1,775,293
Increase in receivable for investments sold                                                   (9,758,900)        (218,498,631)
Increase in receivable from advisor                                                              (19,944)             (43,476)
Increase in prepaid expenses and other assets                                                    (18,475)             (23,365)
Decrease in TBA sale commitments                                                              (2,813,608)         (24,679,258)
Decrease in variation margin payable and payments for
  futures variation margins                                                                            -              173,364
Increase in payable for investments purchased                                                 24,865,537          246,234,470
Decrease in management fee payable                                                               (16,853)             (50,643)
Decrease (Increase) in 12b-1 distribution fee payable                                              2,674              (50,340)
Decrease in fund administration fee payable                                                         (406)              (4,052)
Increase in Trustees' fee payable                                                                 13,425               24,471
Decrease (Increase) in accrued expenses and other liabilities                                     48,729             (272,765)
Net premium amortization on investments                                                          787,727           (2,291,881)
Unrealized (appreciation) depreciation on investments and futures
  contracts transactions                                                                       1,082,536            7,204,775
Net realized (gain) loss on investments and future contracts
  transactions                                                                                 1,777,538            4,501,616
-----------------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                     12,687,478          143,531,691
=============================================================================================================================
CASH FLOWS PROVIDED BY (USED FOR) FINANCING ACTIVITIES*:
Proceeds from shares sold                                                                     54,266,830           41,258,109
Payment on shares redeemed                                                                   (65,477,485)        (178,145,015)
Cash dividends paid                                                                           (1,583,746)          (9,889,628)
Purchase of mortgage dollar roll transactions                                               (158,964,529)      (2,334,083,140)
Proceeds from sales of mortgage dollar roll transactions                                     159,131,426        2,337,327,983
=============================================================================================================================
NET CASH USED FOR FINANCING ACTIVITIES                                                       (12,627,504)        (143,531,691)
=============================================================================================================================
NET INCREASE (DECREASE) IN CASH                                                                   59,974                    -
=============================================================================================================================
CASH AT BEGINNING OF PERIOD                                                                            -                    -
CASH AT END OF PERIOD                                                                  $          59,974    $               -
=============================================================================================================================

Supplemental disclosure of cash flow information:

* Non cash financing activities not included herein consist of reinvestment of distributions of $21,973,553 for U.S. Government Fund and $3,330,311 for Limited Duration Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

CONVERTIBLE FUND

                                                                 YEAR ENDED 11/30           6/23/2003(a)
                                                          -----------------------------          TO
                                                              2005             2004          11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $      11.23     $      10.76     $      10.00
                                                          ============     ============     ============
  Unrealized depreciation on investments                                                            (.02)
                                                                                            ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                        $       9.98
                                                                                            ============
Investment operations:
  Net investment income (loss)(b)                                 (.01)             .02              .05
  Net realized and unrealized gain                                 .69              .71              .75
                                                          ------------     ------------     ------------
    Total from investment operations                               .68              .73              .80
                                                          ------------     ------------     ------------
Distributions to shareholders from:
  Net investment income                                           (.27)            (.23)            (.02)
  Net realized gain                                                  -             (.03)               -
                                                          ------------     ------------     ------------
    Total distributions                                           (.27)            (.26)            (.02)
                                                          ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                            $      11.64     $      11.23     $      10.76
                                                          ============     ============     ============
Total Return(c)                                                                                     (.20)%(d)(e)
Total Return(c)                                                   6.18%            6.94%            7.99%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions                          1.28%            1.28%             .56%(d)+
  Expenses, excluding expense reductions                          1.28%            1.36%            1.12%(d)+
  Net investment income (loss)                                    (.07)%            .19%             .50%(d)+

                                                                 YEAR ENDED 11/30           6/23/2003(a)
                                                          -----------------------------          TO
SUPPLEMENTAL DATA:                                            2005             2004          11/30/2003
========================================================================================================
  Net assets, end of period (000)                         $    103,176     $     87,706     $     24,445
  Portfolio turnover rate                                        78.26%           80.60%           44.97%
========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND

                                                                 YEAR ENDED 11/30           6/23/2003(a)
                                                          -----------------------------          TO
                                                              2005             2004          11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $      11.19     $      10.73     $      10.00
                                                          ============     ============     ============
  Unrealized depreciation on investments                                                            (.02)
                                                                                            ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                        $       9.98
                                                                                            ============
Investment operations:
  Net investment income (loss)(b)                                 (.08)            (.05)             .02
  Net realized and unrealized gain                                 .69              .70              .74
                                                          ------------     ------------     ------------
    Total from investment operations                               .61              .65              .76
                                                          ------------     ------------     ------------
Distributions to shareholders from:
  Net investment income                                           (.20)            (.16)            (.01)
  Net realized gain                                                  -             (.03)               -
                                                          ------------     ------------     ------------
    Total distributions                                           (.20)            (.19)            (.01)
                                                          ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                            $      11.60     $      11.19     $      10.73
                                                          ============     ============     ============
Total Return(c)                                                                                     (.20)%(d)(e)
Total Return(c)                                                   5.54%            6.20%            7.64%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions                          1.93%            1.90%             .84%(d)+
  Expenses, excluding expense reductions                          1.93%            1.98%            1.42%(d)+
  Net investment income (loss)                                    (.72)%           (.42)%            .22%(d)+

                                                                 YEAR ENDED 11/30           6/23/2003(a)
                                                          -----------------------------          TO
SUPPLEMENTAL DATA:                                            2005             2004          11/30/2003
========================================================================================================
  Net assets, end of period (000)                         $     17,171     $     14,920     $      5,860
  Portfolio turnover rate                                        78.26%           80.60%           44.97%
========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND

                                                                 YEAR ENDED 11/30           6/23/2003(a)
                                                          -----------------------------          TO
                                                              2005             2004          11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $      11.19     $      10.73     $      10.00
                                                          ============     ============     ============
  Unrealized depreciation on investments                                                            (.02)
                                                                                            ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                        $       9.98
                                                                                            ============
Investment operations:
  Net investment income (loss)(b)                                 (.08)            (.05)             .02
  Net realized and unrealized gain                                 .68              .71              .74
                                                          ------------     ------------     ------------
    Total from investment operations                               .60              .66              .76
                                                          ------------     ------------     ------------
Distributions to shareholders from:
  Net investment income                                           (.20)            (.17)            (.01)
  Net realized gain                                                  -             (.03)               -
                                                          ------------     ------------     ------------
    Total distributions                                           (.20)            (.20)            (.01)
                                                          ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                            $      11.59     $      11.19     $      10.73
                                                          ============     ============     ============
Total Return(c)                                                                                     (.20)%(d)(e)
Total Return(c)                                                   5.44%            6.25%            7.66%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions                          1.93%            1.90%             .84%(d)+
  Expenses, excluding expense reductions                          1.93%            1.98%            1.42%(d)+
  Net investment income (loss)                                    (.72)%           (.43)%            .22%(d)+

                                                                 YEAR ENDED 11/30           6/23/2003(a)
                                                          -----------------------------          TO
SUPPLEMENTAL DATA:                                            2005             2004          11/30/2003
========================================================================================================
  Net assets, end of period (000)                         $     67,888     $     70,592     $     19,952
  Portfolio turnover rate                                        78.26%           80.60%           44.97%
========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND

                                                                 YEAR ENDED 11/30           6/23/2003(a)
                                                          -----------------------------          TO
                                                              2005             2004          11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $      11.26     $      10.78     $      10.00
                                                          ============     ============     ============
  Unrealized depreciation on investments                                                            (.02)
                                                                                            ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                        $       9.98
                                                                                            ============
Investment operations:
  Net investment income (loss)(b)                                 (.02)             .02              .04
  Net realized and unrealized gain                                 .69              .70              .77
                                                          ------------     ------------     ------------
    Total from investment operations                               .67              .72              .81
                                                          ------------     ------------     ------------
Distributions to shareholders from:
  Net investment income                                           (.27)            (.21)            (.01)
  Net realized gain                                                  -             (.03)               -
                                                          ------------     ------------     ------------
    Total distributions                                           (.27)            (.24)            (.01)
                                                          ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                            $      11.66     $      11.26     $      10.78
                                                          ============     ============     ============
Total Return(c)                                                                                     (.20)%(d)(e)
Total Return(c)                                                   6.02%            6.87%            8.13%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions                          1.37%            1.37%             .60%(d)+
  Expenses, excluding expense reductions                          1.37%            1.44%            1.18%(d)+
  Net investment income (loss)                                    (.14)%            .22%             .45%(d)+

                                                                 YEAR ENDED 11/30           6/23/2003(a)
                                                          -----------------------------          TO
SUPPLEMENTAL DATA:                                            2005             2004          11/30/2003
========================================================================================================
  Net assets, end of period (000)                         $        189     $        110     $         11
  Portfolio turnover rate                                        78.26%           80.60%           44.97%
========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

CONVERTIBLE FUND

                                                                 YEAR ENDED 11/30           6/23/2003(a)
                                                          -----------------------------          TO
                                                              2005             2004          11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $      11.27     $      10.79     $      10.00
                                                          ============     ============     ============
  Unrealized depreciation on investments                                                            (.02)
                                                                                            ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                        $       9.98
                                                                                            ============
Investment operations:
  Net investment income(b)                                         .04              .06              .02
  Net realized and unrealized gain                                 .67              .72              .81
                                                          ------------     ------------     ------------
    Total from investment operations                               .71              .78              .83
                                                          ------------     ------------     ------------
Distributions to shareholders from:
  Net investment income                                           (.31)            (.27)            (.02)
  Net realized gain                                                  -             (.03)               -
                                                          ------------     ------------     ------------
    Total distributions                                           (.31)            (.30)            (.02)
                                                          ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                            $      11.67     $      11.27     $      10.79
                                                          ============     ============     ============
Total Return(c)                                                                                     (.20)%(d)(e)
Total Return(c)                                                   6.45%            7.36%            8.32%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions                           .93%             .93%             .41%(d)+
  Expenses, excluding expense reductions                           .93%             .99%            1.02%(d)+
  Net investment income                                            .37%             .55%             .65%(d)+

                                                                 YEAR ENDED 11/30           6/23/2003(a)
                                                          -----------------------------          TO
SUPPLEMENTAL DATA:                                            2005             2004          11/30/2003
========================================================================================================
  Net assets, end of period (000)                         $     54,514     $     13,874     $      1,035
  Portfolio turnover rate                                        78.26%           80.60%           44.97%
========================================================================================================

+   The ratios have been determined on a Fund basis.
(a) Commencement of investment operations; SEC effective date and date shares first became available to the public is 6/30/2003.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d) Not annualized.
(e) Total return for the period 6/23/2003 through 6/30/2003.
(f) Total return for the period 6/30/2003 through 11/30/2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND

                                                                                    YEAR ENDED 11/30
                                                       ------------------------------------------------------------------------
                                                          2005             2004           2003           2002           2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $     8.39       $     8.15     $     7.34     $     8.25     $     8.39
                                                       ==========       ==========     ==========     ==========     ==========
Investment operations:
  Net investment income(a)                                    .52(d)           .58            .62            .69            .79
  Net realized and unrealized gain (loss)                    (.36)             .27            .82           (.83)          (.04)
                                                       ----------       ----------     ----------     ----------     ----------
    Total from investment operations                          .16              .85           1.44           (.14)           .75
                                                       ----------       ----------     ----------     ----------     ----------
Distributions to shareholders from:
  Net investment income                                      (.56)            (.61)          (.63)          (.73)          (.82)
  Paid-in capital                                               -                -              -           (.04)          (.07)
                                                       ----------       ----------     ----------     ----------     ----------
    Total distributions                                      (.56)            (.61)          (.63)          (.77)          (.89)
                                                       ----------       ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                           $     7.99       $     8.39     $     8.15     $     7.34     $     8.25
                                                       ==========       ==========     ==========     ==========     ==========
Total Return(b)                                              1.94%           10.97%         20.51%         (1.66)%         9.14%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions                     1.22%            1.23%          1.22%          1.26%          1.33%
  Expenses, excluding expense reductions                     1.22%            1.23%          1.22%          1.26%          1.34%
  Net investment income                                      6.38%            7.15%          8.04%          9.04%          9.36%

                                                                                    YEAR ENDED 11/30
                                                       ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2005             2004           2003           2002           2001
===============================================================================================================================
  Net assets, end of year (000)                        $  103,288       $  111,007     $  108,520     $   70,289     $   31,066
  Portfolio turnover rate                                  122.46%          119.55%         72.69%         68.70%         93.11%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

                                                                                    YEAR ENDED 11/30
                                                       ------------------------------------------------------------------------
                                                          2005             2004           2003           2002           2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $     8.36       $     8.12     $     7.31     $     8.22     $     8.37
                                                       ==========       ==========     ==========     ==========     ==========
Investment operations:
  Net investment income(a)                                    .47(d)           .53            .57            .64            .74
  Net realized and unrealized gain (loss)                    (.36)             .27            .82           (.82)          (.05)
                                                       ----------       ----------     ----------     ----------     ----------
    Total from investment operations                          .11              .80           1.39           (.18)           .69
                                                       ----------       ----------     ----------     ----------     ----------
Distributions to shareholders from:
  Net investment income                                      (.51)            (.56)          (.58)          (.69)          (.77)
  Paid-in capital                                               -                -              -           (.04)          (.07)
                                                       ----------       ----------     ----------     ----------     ----------
    Total distributions                                      (.51)            (.56)          (.58)          (.73)          (.84)
                                                       ----------       ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                           $     7.96       $     8.36     $     8.12     $     7.31     $     8.22
                                                       ==========       ==========     ==========     ==========     ==========
Total Return(b)                                              1.31%           10.32%         19.80%         (2.26)%         8.36%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions                     1.87%            1.83%          1.83%          1.85%          1.96%
  Expenses, excluding expense reductions                     1.87%            1.83%          1.83%          1.85%          1.97%
  Net investment income                                      5.73%            6.55%          7.43%          8.45%          8.74%

                                                                                    YEAR ENDED 11/30
                                                       ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2005             2004           2003           2002           2001
===============================================================================================================================
  Net assets, end of year (000)                        $   41,025       $   49,635     $   49,953     $   29,320     $   16,375
  Portfolio turnover rate                                  122.46%          119.55%         72.69%         68.70%         93.11%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

                                                                                    YEAR ENDED 11/30
                                                       ------------------------------------------------------------------------
                                                          2005             2004           2003           2002           2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $     8.36       $     8.13     $     7.32     $     8.23     $     8.37
                                                       ==========       ==========     ==========     ==========     ==========
Investment operations:
  Net investment income(a)                                    .47(d)           .53            .57            .64            .74
  Net realized and unrealized gain (loss)                    (.36)             .27            .82           (.82)          (.04)
                                                       ----------       ----------     ----------     ----------     ----------
    Total from investment operations                          .11              .80           1.39           (.18)           .70
                                                       ----------       ----------     ----------     ----------     ----------
Distributions to shareholders from:
  Net investment income                                      (.51)            (.57)          (.58)          (.69)          (.77)
  Paid-in capital                                               -                -              -           (.04)          (.07)
                                                       ----------       ----------     ----------     ----------     ----------
    Total distributions                                      (.51)            (.57)          (.58)          (.73)          (.84)
                                                       ----------       ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                           $     7.96       $     8.36     $     8.13     $     7.32     $     8.23
                                                       ==========       ==========     ==========     ==========     ==========
Total Return(b)                                              1.32%           10.28%         19.83%         (2.25)%         8.48%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions                     1.87%            1.84%          1.83%          1.85%          1.96%
  Expenses, excluding expense reductions                     1.87%            1.84%          1.83%          1.85%          1.97%
  Net investment income                                      5.73%            6.54%          7.43%          8.45%          8.71%

                                                                                    YEAR ENDED 11/30
                                                       ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2005             2004           2003           2002           2001
===============================================================================================================================
  Net assets, end of year (000)                        $   35,485       $   45,816     $   57,621     $   38,592     $   17,621
  Portfolio turnover rate                                  122.46%          119.55%         72.69%         68.70%         93.11%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

                                                                 YEAR ENDED 11/30           12/31/2002(c)
                                                          -----------------------------          TO
                                                              2005             2004          11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $       8.39     $       8.15     $       7.37
                                                          ============     ============     ============
Investment operations:
  Net investment income(a)                                         .51(d)           .58              .58
  Net realized and unrealized gain (loss)                         (.35)             .27              .72
                                                          ------------     ------------     ------------
    Total from investment operations                               .16              .85             1.30
                                                          ------------     ------------     ------------
Distributions to shareholders from:
  Net investment income                                           (.53)            (.61)            (.52)
                                                          ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                            $       8.02     $       8.39     $       8.15
                                                          ============     ============     ============
Total Return(b)                                                   1.91%           10.95%           18.25%(e)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions                          1.33%            1.19%            1.17%(e)+
  Expenses, excluding expense reductions                          1.33%            1.19%            1.17%(e)+
  Net investment income                                           6.25%            7.11%            7.30%(e)+

                                                                 YEAR ENDED 11/30           12/31/2002(c)
                                                          -----------------------------          TO
SUPPLEMENTAL DATA:                                            2005             2004          11/30/2003
========================================================================================================
  Net assets, end of period (000)                         $          7     $          1     $          1
  Portfolio turnover rate                                       122.46%          119.55%           72.69%
========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

HIGH YIELD FUND

                                                                                    YEAR ENDED 11/30
                                                       ------------------------------------------------------------------------
                                                          2005             2004           2003           2002           2001
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $     8.37       $     8.11     $     7.30     $     8.21     $     8.38
                                                       ==========       ==========     ==========     ==========     ==========
Investment operations:
  Net investment income(a)                                    .55(d)           .61            .65            .69            .81
  Net realized and unrealized gain (loss)                    (.36)             .28            .81           (.80)          (.06)
                                                       ----------       ----------     ----------     ----------     ----------
    Total from investment operations                          .19              .89           1.46           (.11)           .75
                                                       ----------       ----------     ----------     ----------     ----------
Distributions to shareholders from:
  Net investment income                                      (.56)            (.63)          (.65)          (.75)          (.85)
  Paid-in capital                                               -                -              -           (.05)          (.07)
                                                       ----------       ----------     ----------     ----------     ----------
    Total distributions                                      (.56)            (.63)          (.65)          (.80)          (.92)
                                                       ----------       ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                           $     8.00       $     8.37     $     8.11     $     7.30     $     8.21
                                                       ==========       ==========     ==========     ==========     ==========
Total Return(b)                                              2.28%           11.50%         20.99%         (1.30)%         9.18%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions                      .88%             .84%           .83%           .85%           .96%
  Expenses, excluding expense reductions                      .88%             .84%           .83%           .85%           .97%
  Net investment income                                      6.72%            7.54%          8.43%          9.45%          9.75%

                                                                                    YEAR ENDED 11/30
                                                       ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2005             2004           2003           2002           2001
===============================================================================================================================
  Net assets, end of year (000)                        $   15,426       $    4,830     $    2,376     $    1,308     $        1
  Portfolio turnover rate                                  122.46%          119.55%         72.69%         68.70%         93.11%
===============================================================================================================================

+   The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Interest expense is less than $.01.
(e) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                                                                    YEAR ENDED 11/30
                                                       ------------------------------------------------------------------------
                                                          2005             2004           2003           2002           2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $     4.41       $     4.52     $     4.54     $     4.48     $     4.45
                                                       ==========       ==========     ==========     ==========     ==========
Investment operations:
  Net investment income(b)                                    .13(d)           .09(d)         .06(d)         .12            .19(d)
  Net realized and unrealized gain (loss)                    (.09)            (.02)           .05            .13            .17
                                                       ----------       ----------     ----------     ----------     ----------
    Total from investment operations                          .04              .07            .11            .25            .36
                                                       ----------       ----------     ----------     ----------     ----------
Distributions to shareholders from:
  Net investment income                                      (.16)            (.13)          (.12)          (.19)          (.33)
  Net realized gain                                             -             (.05)          (.01)             -              -
                                                       ----------       ----------     ----------     ----------     ----------
    Total distributions                                      (.16)            (.18)          (.13)          (.19)          (.33)
                                                       ----------       ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                           $     4.29       $     4.41     $     4.52     $     4.54     $     4.48
                                                       ==========       ==========     ==========     ==========     ==========
Total Return(c)                                               .90%            1.63%          2.42%          5.59%          8.27%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, excluding interest expense,
    including expense reductions
    and expenses assumed                                      .90%(f)         1.15%(f)        .98%(f)        .78%(f)        .94%(f)
  Expenses, including expense reductions
    and expenses assumed                                      .90%            1.15%           .98%           .78%           .94%
  Expenses, excluding expense reductions
    and expenses assumed                                     1.06%            1.15%           .98%           .78%           .95%
  Net investment income                                      2.88%            1.93%          1.30%          2.72%          4.30%

                                                                                    YEAR ENDED 11/30
                                                       ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2005             2004           2003           2002           2001
===============================================================================================================================
  Net assets, end of year (000)                        $   87,287       $   88,690     $  109,515     $   67,234     $   26,380
  Portfolio turnover rate                                  295.07%          314.39%        463.24%        360.66%        564.26%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                                                 YEAR ENDED 11/30           5/2/2003(a)
                                                          -----------------------------          TO
                                                              2005             2004          11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $       4.41     $       4.53     $       4.58
                                                          ============     ============     ============
Investment operations:
  Net investment income(b)                                         .10(d)           .06(d)           .01(d)
  Net realized and unrealized loss                                (.08)            (.03)            (.02)
                                                          ------------     ------------     ------------
    Total from investment operations                               .02              .03             (.01)
                                                          ------------     ------------     ------------
Distributions to shareholders from:
  Net investment income                                           (.13)            (.10)            (.04)
  Net realized gain                                                  -             (.05)               -
                                                          ------------     ------------     ------------
    Total distributions                                           (.13)            (.15)            (.04)
                                                          ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                            $       4.30     $       4.41     $       4.53
                                                          ============     ============     ============
Total Return(c)                                                    .48%             .80%            (.14)%(e)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, excluding interest expense,
    including expense reductions
    and expenses assumed                                          1.55%(f)         1.76%(f)         1.00%(f)
  Expenses, including expense reductions
    and expenses assumed                                          1.55%            1.76%            1.00%(e)
  Expenses, excluding expense reductions
    and expenses assumed                                          1.71%            1.76%            1.00%(e)
  Net investment income                                           2.25%            1.37%             .33%(e)+

                                                                 YEAR ENDED 11/30           5/2/2003(a)
                                                          -----------------------------          TO
SUPPLEMENTAL DATA:                                            2005             2004          11/30/2003
========================================================================================================
  Net assets, end of period (000)                         $      7,506     $      6,695     $      2,826
  Portfolio turnover rate                                       295.07%          314.39%          463.24%
========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                                                                    YEAR ENDED 11/30
                                                       ------------------------------------------------------------------------
                                                          2005             2004           2003           2002           2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $     4.44       $     4.55     $     4.57     $     4.51     $     4.44
                                                       ==========       ==========     ==========     ==========     ==========
Investment operations:
  Net investment income(b)                                    .10(d)           .06(d)         .03(d)         .08            .14(d)
  Net realized and unrealized gain (loss)                    (.09)            (.02)           .06            .12            .17
                                                       ----------       ----------     ----------     ----------     ----------
    Total from investment operations                          .01              .04            .09            .20            .31
                                                       ----------       ----------     ----------     ----------     ----------
Distributions to shareholders from:
  Net investment income                                      (.13)            (.10)          (.10)          (.14)          (.24)
  Net realized gain                                             -             (.05)          (.01)             -              -
                                                       ----------       ----------     ----------     ----------     ----------
    Total distributions                                      (.13)            (.15)          (.11)          (.14)          (.24)
                                                       ----------       ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                           $     4.32       $     4.44     $     4.55     $     4.57     $     4.51
                                                       ==========       ==========     ==========     ==========     ==========
Total Return(c)                                               .27%            1.04%          1.67%          4.57%          7.12%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, excluding interest expense,
    including expense reductions
    and expenses assumed                                     1.55%(f)         1.75%(f)       1.71%(f)       1.76%(f)       1.94%(f)
  Expenses, including expense reductions
    and expenses assumed                                     1.55%            1.75%          1.71%          1.76%          1.94%
  Expenses, excluding expense reductions
    and expenses assumed                                     1.71%            1.75%          1.71%          1.76%          1.95%
  Net investment income                                      2.23%            1.33%           .57%          1.74%          2.91%

                                                                                    YEAR ENDED 11/30
                                                       ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2005             2004           2003           2002           2001
===============================================================================================================================
  Net assets, end of year (000)                        $   46,220       $   58,131     $   85,408     $   59,658     $   25,506
  Portfolio turnover rate                                  295.07%          314.39%        463.24%        360.66%        564.26%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                                                                                10/20/2004(a)
                                                                             YEAR ENDED               TO
                                                                             11/30/2005           11/30/2004
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                       $         4.41       $         4.44
                                                                           ==============       ==============
Investment operations
  Net investment income(b)                                                            .14(d)               .01(d)
  Net realized and unrealized loss                                                   (.09)                (.02)
                                                                           --------------       --------------
    Total from investment operations                                                  .05                 (.01)
                                                                           --------------       --------------
Distributions to shareholders from:
  Net investment income                                                              (.17)                (.02)
  Net realized gain                                                                     -                    -
                                                                           --------------       --------------
    Total distributions                                                              (.17)                (.02)
                                                                           --------------       --------------
NET ASSET VALUE, END OF PERIOD                                             $         4.29       $         4.41
                                                                           ==============       ==============
Total Return(c)                                                                      1.26%                (.24)%(e)

RATIOS TO AVERAGE NET ASSETS
  Expenses, excluding interest expense, including expense reductions
    and expenses assumed                                                              .55%(f)              .10%(f)
  Expenses, including expense reductions and expenses assumed                         .55%                 .10%(e)
  Expenses, excluding expense reductions and expenses assumed                         .71%                 .10%(e)
  Net investment income                                                              3.24%                 .32%(e)

                                                                                                10/20/2004(a)
                                                                             YEAR ENDED               TO
SUPPLEMENTAL DATA:                                                           11/30/2005           11/30/2004
==============================================================================================================
  Net assets, end of period (000)                                          $          356       $          295
  Portfolio turnover rate                                                          295.07%              314.39%
==============================================================================================================

+   The ratios have been determined on a Fund basis.
(a) Commencement of offering of class shares.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d) Interest expense is less than $.01.
(e) Not annualized.
(f) Interest expense is less than .01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                                                                    YEAR ENDED 11/30
                                                       ------------------------------------------------------------------------
                                                          2005             2004           2003           2002           2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $     2.60       $     2.61     $     2.64     $     2.59     $     2.51
                                                       ==========       ==========     ==========     ==========     ==========
Investment operations:
  Net investment income(b)                                    .09(d)           .07(d)         .05(d)         .08            .12(d)
  Net realized and unrealized gain (loss)                    (.03)             .02            .02            .10            .12
                                                       ----------       ----------     ----------     ----------     ----------
    Total from investment operations                          .06              .09            .07            .18            .24
                                                       ----------       ----------     ----------     ----------     ----------
Distributions to shareholders from:
  Net investment income                                      (.10)            (.10)          (.10)          (.13)          (.16)
                                                       ----------       ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                           $     2.56       $     2.60     $     2.61     $     2.64     $     2.59
                                                       ==========       ==========     ==========     ==========     ==========
Total Return(c)                                              2.18%            3.41%          2.80%          7.00%          9.62%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, excluding interest expense,
    including expense reductions
    and expenses assumed                                     1.00%(f)         1.10%(f)       1.09%(f)       1.09%(f)       1.09%(f)
  Expenses, including expense reductions
    and expenses assumed                                     1.01%            1.10%          1.09%          1.09%          1.09%
  Expenses, excluding expense reductions
    and expenses assumed                                     1.06%            1.10%          1.09%          1.09%          1.10%
  Net investment income                                      3.54%            2.64%          1.74%          3.05%          4.76%

                                                                                    YEAR ENDED 11/30
                                                       -------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2005             2004           2003           2002           2001
================================================================================================================================
  Net assets, end of year (000)                        $  687,866       $  790,672     $  929,392     $ 1,097,968    $ 1,093,286
  Portfolio turnover rate                                  485.03%          671.60%        667.87%         560.84%        688.68%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                                                                    YEAR ENDED 11/30
                                                       ------------------------------------------------------------------------
                                                          2005             2004           2003           2002           2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $     2.60       $     2.60     $     2.64     $     2.59     $     2.52
                                                       ==========       ==========     ==========     ==========     ==========
Investment operations:
  Net investment income(b)                                    .08(d)           .05(d)         .03(d)         .06            .10(d)
  Net realized and unrealized gain (loss)                    (.04)             .03            .02            .10            .11
                                                       ----------       ----------     ----------     ----------     ----------
    Total from investment operations                          .04              .08            .05            .16            .21
                                                       ----------       ----------     ----------     ----------     ----------
Distributions to shareholders from:
  Net investment income                                      (.08)            (.08)          (.09)          (.11)          (.14)
                                                       ----------       ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                           $     2.56       $     2.60     $     2.60     $     2.64     $     2.59
                                                       ==========       ==========     ==========     ==========     ==========
Total Return(c)                                              1.50%            3.10%          1.78%          6.42%          8.56%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, excluding interest expense,
    including expense reductions
    and expenses assumed                                     1.65%(f)         1.74%(f)       1.72%(f)       1.70%(f)       1.70%(f)
  Expenses, including expense reductions
    and expenses assumed                                     1.66%            1.74%          1.72%          1.70%          1.70%
  Expenses, excluding expense reductions
    and expenses assumed                                     1.71%            1.74%          1.72%          1.70%          1.71%
  Net investment income                                      2.88%            2.00%          1.10%          2.44%          4.00%

                                                                                    YEAR ENDED 11/30
                                                       ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2005             2004           2003           2002           2001
===============================================================================================================================
  Net assets, end of year (000)                        $   44,643       $   58,787     $   78,894     $   97,262     $   56,264
  Portfolio turnover rate                                  485.03%          671.60%        667.87%        560.84%        688.68%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                                                                    YEAR ENDED 11/30
                                                       ------------------------------------------------------------------------
                                                          2005             2004           2003           2002           2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $     2.61       $     2.61     $     2.65     $     2.60     $     2.52
                                                       ==========       ==========     ==========     ==========     ==========
Investment operations:
  Net investment income(b)                                    .08(d)           .05(d)         .03(d)         .06            .11(d)
  Net realized and unrealized gain (loss)                    (.04)             .03            .02            .10            .11
                                                       ----------       ----------     ----------     ----------     ----------
    Total from investment operations                          .04              .08            .05            .16            .22
                                                       ----------       ----------     ----------     ----------     ----------
Distributions to shareholders from:
  Net investment income                                      (.08)            (.08)          (.09)          (.11)          (.14)
                                                       ----------       ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                           $     2.57       $     2.61     $     2.61     $     2.65     $     2.60
                                                       ==========       ==========     ==========     ==========     ==========
Total Return(c)                                              1.51%            3.11%          1.75%          6.36%          8.93%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, excluding interest expense,
    including expense reductions
    and expenses assumed                                     1.65%            1.74%(f)       1.72%(f)       1.68%(f)       1.70%(f)
  Expenses, including expense reductions
    and expenses assumed                                     1.66%            1.74%          1.72%          1.68%          1.70%
  Expenses, excluding expense reductions
    and expenses assumed                                     1.71%            1.74%          1.72%          1.68%          1.71%
  Net investment income                                      2.89%            2.00%          1.11%          2.46%          4.14%

                                                                                    YEAR ENDED 11/30
                                                       ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2005             2004           2003           2002           2001
===============================================================================================================================
  Net assets, end of year (000)                        $   62,290       $   73,676     $   89,048     $  111,853     $  101,476
  Portfolio turnover rate                                  485.03%          671.60%        667.87%        560.84%        688.68%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                                                                                 10/20/2004(a)
                                                                             YEAR ENDED               TO
                                                                             11/30/2005           10/31/2004
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
Net asset value, beginning of period                                       $         2.60       $         2.63
                                                                           ==============       ==============
Investment operations
  Net investment income(b)                                                            .10(d)               .01(d)
  Net realized and unrealized loss                                                   (.03)                (.03)
                                                                           --------------       --------------
    Total from investment operations                                                  .07                 (.02)
                                                                           --------------       --------------
Distributions to shareholders from:
  Net investment income                                                              (.11)                (.01)
                                                                           --------------       --------------
NET ASSET VALUE, END OF PERIOD                                             $         2.56       $         2.60
                                                                           ==============       ==============
Total Return(c)                                                                      2.56%                (.69)%(e)

RATIOS TO AVERAGE NET ASSETS
  Expenses, excluding interest expense, including
    expense reductions and expenses assumed                                           .65%                 .09%(f)
  Expenses, including expense reductions and expenses
    assumed                                                                           .66%                 .09%(e)
  Expenses, excluding expense reductions and expenses
    assumed                                                                           .71%                 .09%(e)
  Net investment income                                                              3.88%                 .42%(e)

                                                                                                 10/20/2004(a)
                                                                             YEAR ENDED              TO
SUPPLEMENTAL DATA:                                                           11/30/2005           10/31/2004
==============================================================================================================
  Net assets, end of period (000)                                          $        1,227       $        1,245
  Portfolio turnover rate                                                          485.03%              671.60%
==============================================================================================================

(a) Commencement of offering of class shares.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d) Interest expense is less than $.01.
(e) Not annualized.
(f) Interest expense is less than .01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of nine funds. This report covers the following four funds and their respective classes (separately, a "Fund" and collectively, the "Funds"); Lord Abbett Convertible Fund ("Convertible Fund"), Lord Abbett High Yield Fund ("High Yield Fund"), Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund ("Limited Duration Fund"), and Lord Abbett U.S. Government Securities & Government Sponsored Enterprises Fund ("U.S. Government Fund"), Classes A, B, C, P and Y shares. As of the date of this report, no P shares have been issued for Limited Duration Fund and U.S. Government Fund.

Convertible Fund's investment objective is to seek current income and the opportunity for capital appreciation to produce high total return. High Yield Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Limited Duration Fund's investment objective is to seek a high level of income from a portfolio consisting primarily of limited duration U.S. Government and Government sponsored enterprises securities. U.S. Government Fund's investment objective is high current income consistent with reasonable risk.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or if no sale price is available, at the mean between the most recently quoted bid and asked price. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-The books and records of High Yield Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included as Net Realized and Unrealized Gain (Loss) on the Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-High Yield Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net Change in Unrealized Appreciation (Depreciation) on Investments and Translations of Assets and Liabilities Denominated In Foreign Currencies on the Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions on the Statement of Operations. As of November 30, 2005, there were no forward foreign currency exchange contracts outstanding.

(h) FUTURES CONTRACTS-Each Fund, other than Convertible Fund, may enter into futures contracts. Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain (loss). When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end. As of November 30, 2005, there were no open futures contracts.

(i) WHEN-ISSUED OR FORWARD TRANSACTIONS-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund's custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j) TBA SALE COMMITMENTS-Each Fund may enter into TBA sale commitments to sell mortgage-backed securities that the Fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(l) REVERSE REPURCHASE AGREEMENTS-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed-upon later date at an agreed upon price. The interest payments associated with such transactions are included in interest expense in the Statement of Operations. Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because the Fund maintains collateral equal to at least 100% of the market value of the securities sold.

     The average balance of reverse repurchase agreements outstanding and the weighted-average interest rate during the year ended November 30, 2005, are as follows:

                                                                              AVERAGE     WEIGHTED AVERAGE
                                                                        DAILY BALANCE        INTEREST RATE
     -----------------------------------------------------------------------------------------------------
     High Yield                                                          $      7,344                  .25%
     Limited Duration                                                          70,677                 2.98%
     U.S. Government                                                        3,491,318                 2.15%

     The maximum balance of reverse repurchase agreements outstanding during the fiscal year was $1,354,849 which was .66% of the average daily net assets of High Yield Fund, $4,066,309 which was 2.78% of the average daily net assets of Limited Duration Fund and $27,704,423 which was 3.19% of the average daily net assets of U.S. Government Fund.

(m) MORTGAGE DOLLAR ROLLS-The Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain, in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

(n) SHORT SALES-Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fee is based on average daily net assets at the following annual rates:

                                                          MANAGEMENT FEES
-------------------------------------------------------------------------
Convertible Fund                                                  .70%(1)
High Yield Fund                                                   .60%(2)
Limited Duration Fund                                             .40%(3)
U.S. Government Fund                                              .50%(4)

(1) The management fee for Convertible Fund is based on average daily net assets at the following annual rates:

First $1 billion                                                  .70%
Next $1 billion                                                   .65%
Over $2 billion                                                   .60%

(2) Effective December 1, 2005, the annual management fee rate for the High Yield Fund was changed from a flat fee rate of .60% to the following annual rates:

..60% of the first $1 billion of average daily net assets;
..55% of the next $1 billion of average daily net assets;
..50% of average daily net assets over $2 billion

(3) The management fee for Limited Duration Fund is based on average daily net assets at the following rates:

First $1 billion                                                  .40%
Next $1 billion                                                   .35%
Over $2 billion                                                   .30%

(4) The management fee for U.S. Government Fund is reduced to .45% for average daily net assets in excess of $3 billion.

For the fiscal year ended November 30, 2005, Lord Abbett contractually agreed to reimburse the Limited Duration Fund to the extent necessary so that each of the class' total annual operating expenses (excluding interest expense) did not exceed the following annual rates(1):

CLASS                                          % OF AVERAGE DAILY NET ASSETS
----------------------------------------------------------------------------
A                                                                        .90%
B                                                                       1.55%
C                                                                       1.55%
Y                                                                        .55%

For the fiscal year ended November 30, 2005, Lord Abbett contractually agreed to reimburse the U.S. Government Fund to the extent necessary so that each of the class' total annual operating expenses (excluding interest expense) did not exceed the following annual rates(1):

CLASS                                          % OF AVERAGE DAILY NET ASSETS
----------------------------------------------------------------------------
A                                                                       1.00%
B                                                                       1.65%
C                                                                       1.65%
Y                                                                        .65%

(1) Lord Abbett has renewed the contractual expense cap agreements for the fiscal year ending November 30, 2006.

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

High Yield Fund, along with certain other funds managed by Lord Abbett (the Underlying Funds), have entered into a Servicing Arrangement with Lord Abbett Investment Trust-Income Strategy Fund (the "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses of the Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by the Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy Expense on the Fund's Statement of Operations.

12b-1 DISTRIBUTION PLANS

Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the "Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEES                CLASS A          CLASS B        CLASS C        CLASS P
--------------------------------------------------------------------------
Service                 .25%             .25%           .25%           .20%
Distribution            .10%(1)          .75%           .75%           .25%

(1) The amount of CDSC collected by each Fund during the year ended November 30, 2005 was as follows:

                                               CDSC
                                          COLLECTED
---------------------------------------------------
Convertible Fund                          $  10,342
High Yield Fund Limited                       8,471
Duration Fund                                 7,990
U.S. Government Fund                          7,055

Class Y does not have a distribution plan.

COMMISSIONS

The Distributor received the following commissions on sales of the Funds, after concessions were paid to authorized dealers, for the year ended November 30, 2005:

                                                                          DISTRIBUTOR         DEALERS'
                                                                          COMMISSIONS      CONCESSIONS
-----------------------------------------------------------------------------------------------------
Convertible Fund                                                         $     49,105      $   254,403
High Yield Fund                                                               130,321          639,750
Limited Duration Fund                                                          69,284          323,336
U.S. Government Fund                                                           60,815          304,304

The Distributor received the following amount of CDSCs for the year ended November 30, 2005.

                                                                              CLASS A          CLASS C
------------------------------------------------------------------------------------------------------
Convertible Fund                                                         $      5,279      $    25,198
High Yield Fund                                                                     -            8,873
Limited Duration Fund                                                             166            3,588
U.S. Government Fund                                                            2,924            1,317

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Limited Duration Fund and U.S. Government Fund, declared and paid monthly for the High Yield Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

The following distributions were declared on December 8, 2005, and paid on December 20, 2005 to the shareholders of record on December 19, 2005:

                                                                            ORDINARY         LONG-TERM
                                                                              INCOME     CAPITAL GAINS
------------------------------------------------------------------------------------------------------
Convertible Fund                                                         $ 1,871,100      $          -
High Yield                                                                   281,000         1,200,000

The tax character of distributions paid during the years ended November 30, 2005 and 2004 are as follows:

                                                                    CONVERTIBLE FUND                   HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------------------
                                                         11/30/2005       11/30/2004       11/30/2005       11/30/2004
----------------------------------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                      $    4,572,078   $    2,515,594   $   13,424,887   $   15,101,434
----------------------------------------------------------------------------------------------------------------------
  Total distributions paid                           $    4,572,078   $    2,515,594   $   13,424,887   $   15,101,434
======================================================================================================================

                                                               LIMITED DURATION FUND              U.S. GOVERNMENT FUND
----------------------------------------------------------------------------------------------------------------------
                                                         11/30/2005       11/30/2004       11/30/2005       11/30/2004
----------------------------------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                      $    4,963,031   $    6,521,624   $   31,401,832   $   36,559,118
Net long-term capital gains                                       -          195,568                -                -
----------------------------------------------------------------------------------------------------------------------
  Total distributions paid                           $    4,963,031   $    6,717,192   $   31,401,832   $   36,559,118
======================================================================================================================

As of November 30, 2005, the Funds' components of accumulated earnings (losses) on a tax basis are as follows:

                                                                    CONVERTIBLE FUND                   HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income - net                                   $    1,657,473                    $      493,980
Undistributed long-term capital gains                                              -                         1,201,292
----------------------------------------------------------------------------------------------------------------------
Total undistributed earnings                                          $    1,657,473                    $    1,695,272
Capital loss carryforwards*                                               (3,661,355)                       (1,602,508)
Temporary differences                                                       (929,071)                         (273,260)
Unrealized gains (losses) - net                                           17,879,420                        (2,567,111)
----------------------------------------------------------------------------------------------------------------------
  Total accumulated earning (losses) - net                            $   14,946,467                    $   (2,747,607)
======================================================================================================================

                                                               LIMITED DURATION FUND              U.S. GOVERNMENT FUND
----------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income - net                                   $       22,115                    $            -
Total undistributed earnings                                          $       22,115                    $            -
Capital loss carryforwards*                                               (7,257,475)                     (104,894,697)
Temporary differences                                                        (13,754)                       (2,551,430)
Unrealized losses - net                                                   (2,468,249)                         (103,288)
----------------------------------------------------------------------------------------------------------------------
  Total accumulated losses - net                                      $   (9,717,363)                   $ (107,549,415)
======================================================================================================================

*As of November 30, 2005, the capital loss carryforwards along with the related expiration dates are as follows:

                                     2007           2008           2009           2012           2013           TOTAL
------------------------------------------------------------------------------------------------------------------------
Convertible Fund                 $          -   $          -   $          -  $   1,176,409   $  2,484,946  $   3,661,355
High Yield Fund                             -      1,101,348        501,160              -              -      1,602,508
Limited Duration Fund                       -              -              -      4,491,488      2,765,987      7,257,475
U.S. Government Fund               42,258,127     15,472,949              -     39,970,699      7,192,922    104,894,697

Certain losses incurred after October 31 ("Post-October Losses") within the taxable year are deemed to arise on the first business day of the fund's next taxable year. Each fund incurred and will elect to defer net losses during fiscal 2005 as follows:

                                                    ORDINARY        CAPITAL
---------------------------------------------------------------------------
Convertible                                     $    209,483   $    707,140
High Yield                                                 -        242,225

As of November 30, 2005, the Funds' aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                                                    CONVERTIBLE FUND                   HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------------------
Tax cost                                                              $  223,749,581                    $  192,324,254
----------------------------------------------------------------------------------------------------------------------
Gross unrealized gain                                                     21,166,566                         2,711,713
Gross unrealized loss                                                     (3,287,146)                       (5,278,824)
----------------------------------------------------------------------------------------------------------------------
    Net unrealized security gain (loss)                               $   17,879,420                    $   (2,567,111)
======================================================================================================================

                                                               LIMITED DURATION FUND              U.S. GOVERNMENT FUND
----------------------------------------------------------------------------------------------------------------------
Tax cost                                                              $  158,456,622                    $  921,042,901
----------------------------------------------------------------------------------------------------------------------
Gross unrealized gain                                                         90,627                         8,374,891
Gross unrealized loss                                                     (2,558,876)                       (8,478,179)
----------------------------------------------------------------------------------------------------------------------
    Net unrealized security (loss)                                    $   (2,468,249)                   $     (103,288)
======================================================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and other temporary tax adjustments.

Permanent items identified during the year ended November 30, 2005, have been reclassified among the components of net assets based on their tax-basis treatment as follows:

                                  UNDISTRIBUTED
                                 (DISTRIBUTIONS
                                  IN EXCESS OF)      ACCUMULATED
                                 NET INVESTMENT     NET REALIZED
                                         INCOME      GAIN (LOSS)   PAID-IN CAPITAL
----------------------------------------------------------------------------------
Convertible Fund                 $    4,395,257   $   (4,395,257)   $            -
High Yield Fund                       1,004,793       (1,004,793)                -
Limited Duration Fund                 1,150,359       (1,150,359)                -
U.S. Government Fund                  2,010,854       41,019,546       (43,030,400)

The permanent differences are primarily attributable to the tax treatment of amortization, foreign currency transactions, expiration of capital loss carryovers, and principal paydown gains and losses.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2005 are as follows:

                                             U.S.           NON-U.S.               U.S.           NON-U.S.
                                       GOVERNMENT         GOVERNMENT         GOVERNMENT         GOVERNMENT
                                       PURCHASES*          PURCHASES             SALES*              SALES
----------------------------------------------------------------------------------------------------------
Convertible Fund                 $              -   $    199,152,103   $              -   $    163,935,655
High Yield Fund                                 -        236,666,724                  -        249,432,799
Limited Duration Fund                 455,429,145         41,560,547        416,444,011         32,434,553
U.S. Government Fund                4,462,767,923                  -      4,346,821,192                  -

*Includes U.S. Government sponsored enterprises securities.

6.   TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' Fees on the Statements of Operations and in Trustees' Fees Payable on the Statements of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8.   LINE OF CREDIT

High Yield Fund and Convertible Fund, along with certain other funds managed by Lord Abbett, have available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. For the period December 1, 2004 through December 9, 2004, the fee for this facility was at an annual rate of .09%. Effective December 10, 2004, the Facility was renewed at an annual rate of .08%. At November 30, 2005, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended November 30, 2005.

Effective December 9, 2005, the Facility for High Yield Fund and Convertible Fund, along with certain other funds managed by Lord Abbett, will be increased from $200,000,000 to $250,000,000. The fee for this Facility remains at an annual rate of .08%.

9.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10.  INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high yield bonds in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds (sometimes called "junk bonds"), may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved.

Convertible Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds.

High Yield Fund and Convertible Fund may invest up to 20% of their assets in foreign securities, which present increased market, liquidity, currency, political, information and other risks.

Limited Duration Fund and U.S. Government Fund may invest a substantial portion of their assets in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect each Fund's performance.

11.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

CONVERTIBLE FUND
----------------------------------------------------------------------------------------------------------

                                                            YEAR ENDED                          YEAR ENDED
                                                     NOVEMBER 30, 2005                   NOVEMBER 30, 2004
----------------------------------------------------------------------------------------------------------
                                              SHARES            AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
CLASS A SHARES
----------------------------------------------------------------------------------------------------------
Shares sold                                3,237,691    $   36,598,499         7,365,104    $   80,877,447
Reinvestment of distributions                145,400         1,645,399            90,511           977,213
Shares reacquired                         (2,327,446)      (26,221,995)       (1,916,563)      (20,721,073)
----------------------------------------------------------------------------------------------------------
Increase                                   1,055,645    $   12,021,903         5,539,052    $   61,133,587
----------------------------------------------------------------------------------------------------------

CLASS B SHARES
----------------------------------------------------------------------------------------------------------
Shares sold                                  437,762    $    4,889,968           870,912    $    9,516,274
Reinvestment of distributions                 11,483           129,682             7,206            77,646
Shares reacquired                           (301,353)       (3,405,191)          (91,469)         (988,500)
----------------------------------------------------------------------------------------------------------
Increase                                     147,892    $    1,614,459           786,649    $    8,605,420
----------------------------------------------------------------------------------------------------------

CLASS C SHARES
----------------------------------------------------------------------------------------------------------
Shares sold                                1,399,185    $   15,746,807         4,953,737    $   54,310,326
Reinvestment of distributions                 46,066           519,816            27,563           296,801
Shares reacquired                         (1,898,406)      (21,299,105)         (530,616)       (5,756,173)
----------------------------------------------------------------------------------------------------------
Increase (decrease)                         (453,155)   $   (5,032,482)        4,450,684    $   48,850,954
----------------------------------------------------------------------------------------------------------

CLASS P SHARES
----------------------------------------------------------------------------------------------------------
Shares sold                                    8,337    $       94,746             8,741    $       96,133
Reinvestment of distributions                     87               984                23               251
Shares reacquired                             (1,972)          (22,654)                -                 -
----------------------------------------------------------------------------------------------------------
Increase                                       6,452    $       73,076             8,764    $       96,384
----------------------------------------------------------------------------------------------------------

CLASS Y SHARES
----------------------------------------------------------------------------------------------------------
Shares sold                                4,019,110    $   45,915,859         1,150,685    $   12,505,414
Reinvestment of distributions                 49,068           556,399            13,284           143,316
Shares reacquired                           (630,307)       (7,229,081)          (28,298)         (305,402)
----------------------------------------------------------------------------------------------------------
Increase                                   3,437,871    $   39,243,177         1,135,671    $   12,343,328
----------------------------------------------------------------------------------------------------------

HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------

                                                            YEAR ENDED                          YEAR ENDED
                                                     NOVEMBER 30, 2005                   NOVEMBER 30, 2004
----------------------------------------------------------------------------------------------------------
                                              SHARES            AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
CLASS A SHARES
----------------------------------------------------------------------------------------------------------
Shares sold                                4,711,812    $   38,539,268         4,998,467    $   40,946,569
Reinvestment of distributions                667,290         5,466,432           713,895         5,813,608
Shares reacquired                         (5,681,719)      (46,604,731)       (5,799,646)      (47,343,693)
----------------------------------------------------------------------------------------------------------
Decrease                                    (302,617)   $   (2,599,031)          (87,284)   $     (583,516)
----------------------------------------------------------------------------------------------------------

CLASS B SHARES
----------------------------------------------------------------------------------------------------------
Shares sold                                  736,479    $    6,038,610         1,211,893    $    9,892,551
Reinvestment of distributions                189,608         1,548,294           196,311         1,594,860
Shares reacquired                         (1,706,937)      (13,952,763)       (1,622,719)      (13,165,252)
----------------------------------------------------------------------------------------------------------
Decrease                                    (780,850)   $   (6,365,859)         (214,515)   $   (1,677,841)
----------------------------------------------------------------------------------------------------------

CLASS C SHARES
----------------------------------------------------------------------------------------------------------
Shares sold                                1,051,743    $    8,627,058         1,757,681    $   14,351,696
Reinvestment of distributions                134,488         1,099,398           168,385         1,368,784
Shares reacquired                         (2,206,009)      (18,040,003)       (3,535,339)      (28,760,250)
----------------------------------------------------------------------------------------------------------
Decrease                                  (1,019,778)   $   (8,313,547)       (1,609,273)   $  (13,039,770)
----------------------------------------------------------------------------------------------------------

CLASS P SHARES
----------------------------------------------------------------------------------------------------------
Shares sold                                  848.656    $        6,975                 -    $            -
Reinvestment of distributions                 33.934               276             11.36                93
Shares reacquired                           (144.360)           (1,184)                -                 -
----------------------------------------------------------------------------------------------------------
Increase                                     738.230    $        6,067             11.36    $           93
----------------------------------------------------------------------------------------------------------

CLASS Y SHARES
----------------------------------------------------------------------------------------------------------
Shares sold                                1,547,856    $   12,734,912           346,715    $    2,836,088
Reinvestment of distributions                 94,479           772,494            25,742           209,002
Shares reacquired                           (290,673)       (2,362,345)          (88,076)         (715,707)
----------------------------------------------------------------------------------------------------------
Increase                                   1,351,662    $   11,145,061           284,381    $    2,329,383
----------------------------------------------------------------------------------------------------------

LIMITED DURATION FUND
----------------------------------------------------------------------------------------------------------

                                                            YEAR ENDED                          YEAR ENDED
                                                     NOVEMBER 30, 2005                   NOVEMBER 30, 2004
----------------------------------------------------------------------------------------------------------
                                              SHARES            AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
CLASS A SHARES
----------------------------------------------------------------------------------------------------------
Shares sold                                9,066,690    $   39,506,056        10,563,319    $   47,024,329
Reinvestment of distributions                567,938         2,474,304           654,730         2,920,664
Shares reacquired                         (9,403,011)      (40,977,651)      (15,317,390)      (68,307,099)
----------------------------------------------------------------------------------------------------------
Decrease                                     231,617    $    1,002,709         4,099,341    $  (18,362,106)
----------------------------------------------------------------------------------------------------------

CLASS B SHARES
----------------------------------------------------------------------------------------------------------
Shares sold                                  829,639    $    3,618,021         1,598,876    $    7,111,912
Reinvestment of distributions                 25,421           110,933            14,876            66,350
Shares reacquired                           (624,256)       (2,725,408)         (721,634)       (3,211,630)
----------------------------------------------------------------------------------------------------------
Increase                                     230,804    $    1,003,546           892,118    $    3,966,632
----------------------------------------------------------------------------------------------------------

CLASS C SHARES
----------------------------------------------------------------------------------------------------------
Shares sold                                2,577,533    $   11,297,503         3,586,952    $   16,121,286
Reinvestment of distributions                166,719           731,537           244,172         1,097,461
Shares reacquired                         (5,140,373)      (22,555,538)       (9,498,235)      (42,665,577)
----------------------------------------------------------------------------------------------------------
Decrease                                  (2,396,121)   $  (10,526,498)       (5,667,111)   $  (25,446,830)
----------------------------------------------------------------------------------------------------------

                                                            YEAR ENDED                        PERIOD ENDED
                                                     NOVEMBER 30, 2005                  NOVEMBER 30, 2004*
----------------------------------------------------------------------------------------------------------
CLASS Y SHARES
----------------------------------------------------------------------------------------------------------
Shares sold                                   20,727    $       90,632            68,011    $      302,518
Reinvestment of distributions                  3,107            13,537                70               310
Shares reacquired                             (7,751)          (33,718)           (1,080)           (4,768)
----------------------------------------------------------------------------------------------------------
Increase                                      16,083    $       70,451            67,001    $      298,060
----------------------------------------------------------------------------------------------------------

* For the period October 20, 2004 (commencement of offering of class shares) to November 30, 2004.

U.S. GOVERNMENT FUND
----------------------------------------------------------------------------------------------------------

                                                            YEAR ENDED                          YEAR ENDED
                                                     NOVEMBER 30, 2005                   NOVEMBER 30, 2004
----------------------------------------------------------------------------------------------------------
                                              SHARES            AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------

CLASS A SHARES
----------------------------------------------------------------------------------------------------------
Shares sold                               11,913,729    $   31,108,636        11,648,753    $   30,454,419
Reinvestment of distributions              7,630,743        19,904,155         8,654,414        22,558,209
Shares reacquired                        (54,593,172)     (142,371,754)      (73,319,481)     (191,327,552)
----------------------------------------------------------------------------------------------------------
Decrease                                 (35,048,700)   $  (91,358,963)      (53,016,314)   $ (138,314,924)
----------------------------------------------------------------------------------------------------------

CLASS B SHARES
----------------------------------------------------------------------------------------------------------
Shares sold                                2,033,411    $    5,304,627         2,215,066    $    5,797,798
Reinvestment of distributions                368,841           962,070           428,949         1,116,995
Shares reacquired                         (7,550,888)      (19,700,468)      (10,355,288)      (26,975,236)
----------------------------------------------------------------------------------------------------------
Decrease                                  (5,148,636)   $  (13,433,771)       (7,711,273)   $  (20,060,443)
----------------------------------------------------------------------------------------------------------

CLASS C SHARES
----------------------------------------------------------------------------------------------------------
Shares sold                                1,744,297    $    4,572,631         2,338,444    $    6,132,614
Reinvestment of distributions                402,128         1,053,031           448,379         1,172,073
Shares reacquired                         (6,108,253)      (15,984,931)       (8,657,457)      (22,681,593)
----------------------------------------------------------------------------------------------------------
Decrease                                  (3,961,828)     $(10,359,269)       (5,870,634)   $  (15,376,906)
----------------------------------------------------------------------------------------------------------

                                                            YEAR ENDED                        PERIOD ENDED
CLASS Y SHARES                                       NOVEMBER 30, 2005                 NOVEMBER 30, 2004**
----------------------------------------------------------------------------------------------------------
Shares sold                                  119,924    $      310,970           515,143    $    1,356,676
Reinvestment of distributions                 20,812            54,297               482             1,268
Shares reacquired                           (139,597)         (364,339)          (37,326)          (97,592)
----------------------------------------------------------------------------------------------------------
Increase                                       1,139    $          928           478,299    $    1,260,352
----------------------------------------------------------------------------------------------------------

** For the period October 20, 2004 (commencement of offering of class shares) to November 30, 2004.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS,
LORD ABBETT INVESTMENT TRUST - LORD ABBETT CONVERTIBLE FUND, LORD ABBETT HIGH YIELD FUND, LORD ABBETT LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND, AND LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Investment Trust - Lord Abbett Convertible Fund, Lord Abbett High Yield Fund, Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund, and Lord Abbett U.S. Government & Government Sponsored Enterprises Fund (the "Funds") as of November 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the statements of cash flows of the Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund and Lord Abbett U.S Government & Government Sponsored Enterprises Fund for the year then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Investment Trust - Lord Abbett Convertible Fund, Lord Abbett High Yield Fund, Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund, and Lord Abbett U.S. Government & Government Sponsored Enterprises Fund as of November 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, the statements of cash flows of the Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund and Lord Abbett U.S Government & Government Sponsored Enterprises Fund for the year then ended, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
January 27, 2006

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Trust's investment adviser.

INTERESTED TRUSTEE

The following Trustee is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 54 portfolios or series.

                              CURRENT POSITION
NAME, ADDRESS AND             LENGTH OF SERVICE     PRINCIPAL OCCUPATION                                OTHER
YEAR OF BIRTH                    WITH TRUST        DURING PAST FIVE YEARS                           DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                 Trustee since        Managing Partner and Chief Executive       N/A
Lord, Abbett & Co. LLC        1989; Chairman       Officer of Lord Abbett since 1996.
90 Hudson Street              since 1996
Jersey City, NJ 07302
(1945)

                                            ----------------

INDEPENDENT TRUSTEES

The following independent or outside Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 54 portfolios or series.

                              CURRENT POSITION
NAME, ADDRESS AND             LENGTH OF SERVICE     PRINCIPAL OCCUPATION                                OTHER
YEAR OF BIRTH                    WITH TRUST        DURING PAST FIVE YEARS                           DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW             Trustee since 1994   Managing General Partner, Bigelow Media,   Currently serves as
Lord, Abbett & Co. LLC                             LLC (since 2000); Senior Adviser, Time     director of Adelphia
c/o Legal Dept.                                    Warner Inc. (1998 - 2000); Acting Chief    Communications, Inc.,
90 Hudson Street                                   Executive Officer of Courtroom Television  Crane Co., and Huttig
Jersey City, NJ 07302                              Network (1997 - 1998); President and       Building Products Inc.
(1941)                                             Chief Executive Officer of Time Warner
                                                   Cable Programming, Inc. (1991 - 1997).

WILLIAM H.T. BUSH             Trustee since 1998   Co-founder and Chairman of the Board of    Currently serves as
Lord, Abbett & Co. LLC                             the financial advisory firm of             director of WellPoint,
c/o Legal Dept.                                    Bush-O'Donnell & Company (since 1986).     Inc. (since 2002), and
90 Hudson Street                                                                              Engineered Support
Jersey City, NJ 07302                                                                         Systems, Inc. (since
(1938)                                                                                        2000).

                              CURRENT POSITION
NAME, ADDRESS AND             LENGTH OF SERVICE     PRINCIPAL OCCUPATION                                OTHER
YEAR OF BIRTH                    WITH TRUST        DURING PAST FIVE YEARS                           DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.        Trustee since 1998   Managing Director of Monitor Clipper       Currently serves as
Lord, Abbett & Co. LLC                             Partners (since 1997) and President of     director of Avondale, Inc.
c/o Legal Dept.                                    Clipper Asset Management Corp. (since      and Interstate Bakeries
90 Hudson Street                                   1991), both private equity investment      Corp.
Jersey City, NJ 07302                              funds.
(1942)

JULIE A. HILL                 Trustee since 2004   Owner and CEO of the Hillsdale Companies,  Currently serves as
Lord, Abbett & Co. LLC                             a business consulting firm (since 1998);   director of WellPoint,
c/o Legal Dept.                                    Founder, President and Owner of the        Inc.; Resources Connection
90 Hudson Street                                   Hiram-Hill and Hillsdale Development       Inc.; and Holcim (US) Inc.
Jersey City, NJ 07302                              Companies (1998 - 2000).                   (a subsidiary of Holcim
(1946)                                                                                        Ltd.).

FRANKLIN W. HOBBS             Trustee since 2000   Former Chief Executive Officer of          Currently serves as
Lord, Abbett & Co. LLC                             Houlihan Lokey Howard & Zukin, an          director of Adolph Coors
c/o Legal Dept.                                    investment bank (January 2002 - April      Company.
90 Hudson Street                                   2003); Chairman of Warburg Dillon Read
Jersey City, NJ 07302                              (1999 - 2001); Global Head of Corporate
(1947)                                             Finance of SBC Warburg Dillon Read (1997
                                                   - 1999); Chief Executive Officer of
                                                   Dillon, Read & Co. (1994 - 1997).

C. ALAN MACDONALD             Trustee since 1993   Retired - General Business and Governance  Currently serves as
Lord, Abbett & Co. LLC                             Consulting (since 1992); formerly          director of H.J. Baker
c/o Legal Dept.                                    President and CEO of Nestle Foods.         (since 2003).
90 Hudson Street
Jersey City, NJ 07302
(1933)

THOMAS J. NEFF                Trustee since 1993   Chairman of Spencer Stuart (U.S.), an      Currently serves as
Lord, Abbett & Co. LLC                             executive search consulting firm (since    director of Ace, Ltd.
c/o Legal Dept.                                    1996); President of Spencer Stuart (1979   (since 1997) and Hewitt
90 Hudson Street                                   - 1996).                                   Associates, Inc.
Jersey City, NJ 07302
(1937)

OFFICERS

None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord
Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

NAME AND                          CURRENT POSITION           LENGTH OF SERVICE                  PRINCIPAL OCCUPATION
YEAR OF BIRTH                        WITH TRUST             OF CURRENT POSITION                DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW             Chief Executive Officer and       Elected in 1996         Managing Partner and Chief Executive Officer
(1945)                    President                                                 of Lord Abbett (since 1996).

ROBERT I. GERBER          Executive Vice President          Elected in 1998         Partner and Director of Taxable Fixed Income
(1954)                                                                              Management, joined Lord Abbett in 1997.

ROBERT G. MORRIS          Executive Vice President          Elected in 1995         Partner and Chief Investment Officer, joined
(1944)                                                                              Lord Abbett in 1991.

HAROLD E. SHARON          Executive Vice President          Elected in 2005         Investment Manager and Director,
(1960)                                                                              International Core Equity, joined Lord
                                                                                    Abbett in 2003; formerly Financial Industry
                                                                                    Consultant for Venture Capitalist (2001 -
                                                                                    2003); prior thereto Managing Director of
                                                                                    Warburg Pincus Asset Management and Credit
                                                                                    Suisse Asset Management.

CHRISTOPHER J. TOWLE      Executive Vice President          Elected in 1999         Partner and Investment Manager, joined Lord
(1957)                                                                              Abbett in 1987.

JAMES BERNAICHE           Chief Compliance Officer          Elected in 2004         Chief Compliance Officer, joined Lord Abbett
(1956)                                                                              in 2001; formerly Vice President and Chief
                                                                                    Compliance Officer with Credit Suisse Asset
                                                                                    Management.

JOAN A. BINSTOCK          Chief Financial Officer and       Elected in 1999         Partner and Chief Operations Officer, joined
(1954)                    Vice President                                            Lord Abbett in 1999.

JOHN K. FORST             Vice President and Assistant      Elected in 2005         Deputy General Counsel, joined Lord Abbett
(1960)                    Secretary                                                 in 2004; prior thereto Managing Director and
                                                                                    Associate General Counsel at New York Life
                                                                                    Investment Management LLC (2002 - 2003);
                                                                                    formerly Attorney at Dechert LLP (2000 -
                                                                                    2002).

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

NAME AND                          CURRENT POSITION           LENGTH OF SERVICE                  PRINCIPAL OCCUPATION
YEAR OF BIRTH                        WITH TRUST             OF CURRENT POSITION                DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
MICHAEL S. GOLDSTEIN      Vice President                    Elected in 1999         Partner and Fixed Income Investment Manager,
(1968)                                                                              joined Lord Abbett in 1997.

ELLEN G. ITSKOVITZ        Vice President                    Elected in 2002         Partner and Senior Research Analyst, joined
(1957)                                                                              Lord Abbett in 1998.

LAWRENCE H. KAPLAN        Vice President and Secretary      Elected in 1997         Partner and General Counsel, joined Lord
(1957)                                                                              Abbett in 1997.

JERALD LANZOTTI           Vice President                    Elected in 2003         Partner and Fixed Income Investment Manager,
(1967)                                                                              joined Lord Abbett in 1996.

ROBERT A. LEE             Vice President                    Elected in 1998         Partner and Fixed Income Investment
(1969)                                                                              Manager-Mortgage and Asset Backed
                                                                                    Securities, joined Lord Abbett in 1997.

MAREN LINDSTROM           Vice President                    Elected in 2003         Partner and Fixed Income Investment Manager,
(1962)                                                                              joined Lord Abbett in 2000.

CHARLES P. MASSARE        Vice President                    Elected in 2005         Partner and Director of Quantitative
(1948)                                                                              Research & Risk Management, joined Lord
                                                                                    Abbett in 1998.

A. EDWARD OBERHAUS, III   Vice President                    Elected in 1996         Partner and Manager of Equity Trading,
(1959)                                                                              joined Lord Abbett in 1983.

WALTER H. PRAHL           Vice President                    Elected in 1998         Partner and Director of Quantitative
(1958)                                                                              Research, Taxable Fixed Income, joined Lord
                                                                                    Abbett in 1997.

CHRISTINA T. SIMMONS      Vice President and                Elected in 2000         Assistant General Counsel, joined Lord
(1957)                    Assistant Secretary                                       Abbett in 1999.

BERNARD J. GRZELAK        Treasurer                         Elected in 2003         Director of Fund Administration, joined Lord
(1971)                                                                              Abbett in 2003; formerly Vice President,
                                                                                    Lazard Asset Management LLC (2000 - 2003);
                                                                                    prior thereto Manager of Deloitte & Touche
                                                                                    LLP.

Please call 888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Trust's Trustees. It is available free upon request.

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30, 2005 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

--------------------------------------------------------------------------------
TAX INFORMATION

11.93% of the ordinary income distribution paid by the Convertible Fund during fiscal 2005 is qualifying dividend income. For corporate shareholders, only 11.93% of the Convertible Fund's ordinary income distribution qualified for the dividends received deduction.
--------------------------------------------------------------------------------

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

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

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

[LORD ABBETT(R) LOGO]


                                                         Lord Abbett Investment Trust
                                                           Lord Abbett Convertible Fund
                                                           Lord Abbett High Yield Fund
         This report when not used for the                 Lord Abbett Limited Duration U.S. Government &
        general information of shareholders                  Government Sponsored Enterprises Fund
         of the fund, is to be distributed                 Lord Abbett U.S. Government & Government
          only if preceded or accompanied                    Sponsored Enterprises Fund
           by a current fund prospectus.

 Lord Abbett mutual fund shares are distributed by                                                              LAIT-2-1105
            LORD ABBETT DISTRIBUTOR LLC                                                                             (01/06)

[LORD ABBETT LOGO]

2005
  ANNUAL
    REPORT

LORD ABBETT
   INCOME STRATEGY FUND
   BALANCED STRATEGY FUND
   WORLD GROWTH & INCOME
    STRATEGY FUND

FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2005

--------------------------------------------------------------------------------
LORD ABBETT INVESTMENT TRUST
STRATEGIC ALLOCATION FUNDS
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the funds' strategies and performance for the fiscal year ended November 30, 2005. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE FISCAL YEAR ENDED NOVEMBER 30, 2005?

A: Despite sharply higher energy prices, continued short-term interest rate hikes by the Federal Reserve Board (the Fed), and a devastating hurricane season for the Gulf Coast region, U.S. real (i.e., after inflation) gross domestic product (GDP) continued to grow at a strong, if not robust, pace. With the exception of a hurricane-induced fall in personal income in August 2005, personal income generally remained positive throughout the fiscal year.

     On November 1, 2005, the Fed raised the fed funds rate for the twelfth consecutive time since July 2004, bringing the rate to 4.0 percent at the fiscal year-ended November 30, 2005. Meanwhile, 10-year Treasury yields were volatile, reflecting investors' shifting perceptions about the health of the U.S. economy. Yields on the benchmark Treasury note began the fiscal year at 4.2 percent, reaching 4.5 percent by March 2005. However, the trend higher was disrupted in the spring and summer of 2005, amid investors' concerns about an economic slowdown, with the 10-year yield touching 4.0 percent in June. The yield then rose again in the last month of the fiscal year, to as high as 4.5 percent, driven by renewed concerns about inflation.

     Against this backdrop of steady economic output and sharply rising short-term interest rates, equity markets rose, with the S&P 500(R) Index(1) gaining 8.4 percent in the fiscal year ended November 30, 2005. Driven by the sharp rise in oil prices, the strongest performing sectors of the S&P 500 Index in the fiscal period were energy stocks, recording a return of 28.1 percent, and utilities, rising 18.6 percent. "Defensive" stocks, such as those in the healthcare sector, also outperformed the S&P 500 Index, while economically sensitive sectors, such as materials, industrials, telecommunication services, and consumer discretionary, underperformed.

--------------------------------------------------------------------------------

LORD ABBETT INCOME STRATEGY FUND

(THE LORD ABBETT INCOME STRATEGY FUND BEGAN OPERATIONS ON JUNE 29, 2005 AND ITS PUBLIC PERFORMANCE BEGAN ON JUNE 30, 2005.)

Q: HOW DID THE INCOME STRATEGY FUND PERFORM OVER THE FIVE-MONTH PERIOD ENDED NOVEMBER 30, 2005?

A: Lord Abbett Income Strategy Fund is a "fund of funds" that currently divides assets among Lord Abbett Affiliated Fund, Lord Abbett America's Value Fund, Lord Abbett High Yield Fund, and Lord Abbett Total Return Fund. As a result, the Income Strategy Fund's performance is directly related to the performance of its underlying funds.

     For the five-month period ended November 30, 2005, the Income Strategy Fund returned 0.8 percent, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark (25 percent Russell 1000(R) INDEX,(2) 50 percent Merrill Lynch High Yield Master II Index,(3) and 25 percent Lehman Brothers Aggregate Bond Index(4)), which returned 1.6 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURN, WHICH REFLECTS PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDES THE REINVESTMENT OF ALL DISTRIBUTIONS, IS: SINCE INCEPTION (JUNE 30, 2005): -5.00 PERCENT. Class A shares purchased with a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC. Please see section "Your Investment - Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

LORD ABBETT AFFILIATED FUND COMPONENT

(APPROXIMATELY 11.8 PERCENT OF THE INCOME STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE AFFILIATED FUND PERFORM OVER THE FIVE-MONTH PERIOD ENDED NOVEMBER 30, 2005?

A: The fund returned 5.8 percent, reflecting performance at the net asset value
(NAV) of Class Y shares, with all distributions reinvested, compared with its benchmark, the Russell 1000(R) Value Index,(5) which returned 4.6 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS, INCLUDING THE REINVESTMENT OF

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ALL DISTRIBUTIONS, ARE: 1 YEAR, 6.31 PERCENT, 5 YEARS: 4.23 PERCENT, AND SINCE
INCEPTION (MARCH 27, 1998): 6.41 PERCENT.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection in the producer durables sector was the greatest contributor to fund performance for the five-month period. Caterpillar, Inc., a manufacturer of construction and mining equipment, diesel and natural gas engines, and industrial gas turbines, and Emerson Electric Co., a manufacturer of technology and engineering solutions, both reported strong performance as they benefited from solid demand due to the strength of the industrial segment of the economy.

     An overweight position and stock selection in the technology sector also contributed to the fund's performance for the five-month period. Motorola, a communications technology and electronics company, benefited from competitive products and an apparently successful management transition. Another technology holding, Hewlett-Packard, a provider of personal computers, printers and related products, reported strong performance as the company showed improvement under a new CEO.

     The greatest detractor to the fund's performance relative to its benchmark for the period was an overweight position and stock selection in the consumer staples sector. Consumer staples companies include those that produce or sell regularly consumed goods, such as food, beverages, tobacco, prescription drugs, and household products. The fund was hurt because it did not own certain strong-performing holdings that were held by the index during the period. In addition, the fund's investment in Kraft Foods Inc., a global provider of branded foods and beverages, took away from performance. The company suffered due to the continuation of overall high commodity costs, which affected profit margins.

     An underweight position in the financial services sector also took away from the fund's performance relative to its index. This sector performed well during the period, so underrepresentation among financial services holdings was a detractor.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

                                                                               3
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LORD ABBETT AMERICA'S VALUE FUND COMPONENT

(APPROXIMATELY 20.1 PERCENT OF THE INCOME STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE AMERICA'S VALUE FUND PERFORM OVER THE FIVE-MONTH PERIOD ENDED NOVEMBER 30, 2005?

A: The fund returned 2.8 percent, reflecting performance at the net asset value
(NAV) of Class Y shares with all distributions reinvested, compared with its benchmark, the S&P 500 Index, which returned 5.7 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS, INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR:
6.64 PERCENT AND SINCE INCEPTION (DECEMBER 27, 2001): 8.51 PERCENT.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The largest detractor to fund performance for the five-month period was stock selection in the consumer discretionary sector. This sector includes stocks in the consumer durables, apparel, media, hotel, and leisure industries. Dana Corp., a designer and manufacturer of auto parts, saw its stock price decline after it lowered its earnings outlook and disclosed some accounting irregularities in one of its divisions.

     Stock selection in the utilities sector also hurt performance. Underperformance here was not so much a result of the stocks held rather than of those stocks not held. The fund held primarily traditional electric utility companies. In contrast, the benchmark's utility holdings included more companies whose performance numbers are tied to the prices of oil and natural gas.

     The greatest contributor to fund performance for the five-month period was an overweight position and stock selection in the materials sector. Georgia Pacific, a manufacturer and marketer of tissue, packaging, paper, building products, and related chemicals, saw its shares rise after it announced its plan to be acquired by Koch Industries.

     Selection of stocks in the telecommunication services sector also helped performance. PanAmSat Holding Corp., a provider of global video and data broadcasting services via satellite, outperformed on reports that the company is being taken over by a private holding company.

4
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     In a volatile market, the bond component of the fund remained focused on the identification of individual credits that offered the potential for positive total returns, based on above-average income and improving trends, and that were available at good relative valuations. In addition, the fund's flexibility permitted a strategic allocation of assets as market opportunities changed.

     High-yield bonds typically benefit from some of the same factors that drive equity market performance, including moderate economic growth, which supports the ability of the issuing companies to pay back debt.

     For the five-month period ended November 30, 2005, contributors to performance were the credits of integrated telecommunication, cable media, and gaming companies. Also helping performance were holdings in chemical and select utilities, reflecting investors' renewed preference for large, stable companies exhibiting growth in profitability. Other outperforming securities were positions in convertibles and high-grade investment bonds, such as mortgage-backed securities and the credits of a financial services arm of a major auto manufacturer.

     Of the high-yield bonds remaining in the portfolio, holdings in industrial and auto parts companies detracted from performance. Among the convertible securities detracting from fund performance were those of advertising, pharmaceutical, and hotel companies.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT HIGH YIELD FUND COMPONENT

(APPROXIMATELY 40.3 PERCENT OF THE INCOME STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE HIGH YIELD FUND PERFORM OVER THE FIVE-MONTH PERIOD ENDED NOVEMBER 30, 2005?

A: The fund returned 0.8 percent, reflecting performance at the net asset value
(NAV) of Class Y shares, with all distributions reinvested, compared with its benchmark, the Merrill Lynch High Yield Master II Index, which returned 0.7 percent for the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS, INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 2.28 PERCENT, 5 YEARS: 8.26 PERCENT, AND SINCE INCEPTION (MAY 3, 1999): 5.41 PERCENT.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL

                                                                               5
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COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY
CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Contributing to performance in the period, relative to its benchmark, were the fund's positions in select securities within the healthcare and wireless sectors. In the integrated services sector, expectations for a further stabilization of revenue base as well as increased strengthening of the in-region long-distance business and DSL products led to a Fitch rating upgrade of Qwest Communications.

     Detracting from the fund's relative performance were its positions in sectors directly affected by the downgrade of bonds issued by General Motors and Ford. The bonds of both companies traded lower since Standard & Poor's lowered their debt to junk status in May. The automakers have been struggling with soaring healthcare costs, higher gas prices, and loss of market share to Asian competitors. As a result, the debt of related companies, such as auto parts suppliers, also declined in value during the period. Two of the portfolio's worst performers during the period were auto-related companies.

     Also detracting from performance was the timber sector. Higher energy input costs, lower timber prices, a U.S.-Canada lumber trade dispute, and a higher Canadian dollar negatively affected Tembec Industries, a Canadian-based timber producer.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT TOTAL RETURN FUND COMPONENT

(APPROXIMATELY 27.8 PERCENT OF THE INCOME STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE TOTAL RETURN FUND PERFORM OVER THE FIVE-MONTH PERIOD ENDED NOVEMBER 30, 2005?

A: The fund returned -1.0 percent, reflecting performance at the net asset value
(NAV) of Class Y shares, with all distributions reinvested, compared with its benchmark, the Lehman Brothers U.S. Universal Index,(6) which returned -0.8 percent for the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS, INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 2.74 PERCENT, 5 YEARS: 6.56 PERCENT, AND SINCE INCEPTION (DECEMBER 14, 1998): 6.33 PERCENT.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL

6
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COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY
CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The fund's term structure was the primary contributor to performance relative to the benchmark. As short rates rose and longer rates fell, our decision to underweight short and intermediate securities and overweight longer maturity bonds was rewarded. Given the significant compression of long versus short maturity yields, however, sensitivity to a further flattening of the yield curve has been largely eliminated. The fund's exposure to the short, intermediate, and long end of the yield curve now more closely resembles the benchmark.

     Overall, our overweight in mortgages contributed to performance for the period. Most of the benefit came earlier in the five-month period, as mortgage-backed securities (MBS) spreads (the relationship between the yield of a security and a comparable maturity Treasury) were stable. Later in the five-month period, a widening in spreads penalized returns. Losses were at least partially offset by security selection, in particular allocations to floating rate and high coupon MBS. Given high valuation and headline risk for the housing agencies, we maintained underweight agency positions. As spreads widened later in the period, the underweight aided performance. Our overweights in structured products, such as collateralized mortgage-backed securities (CMBS) and asset-backed securities (ABS), produced mixed results. Our overweight in CMBS hurt relative performance during the five-month period, offset by an overweight in ABS. An underweight in corporates contributed to performance during the five-month period. Our concern regarding the sector is based on low yields (by historical measures) and input cost pressures in the form of higher energy costs and higher interest rates.

     The fund's underweight in the nontraditional markets detracted from performance. High-yield holdings in defensive industries such as wireless telecom and cable media did well, as uncertainty clouded the market during the five-month period. In addition, the energy exploration and production industry continued to benefit from higher oil prices. We improved the credit quality of the portfolio, and expect to continue to reduce riskier credits. Emerging market underweights also detracted from relative performance during the five-month period.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

                                                                               7
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LORD ABBETT BALANCED STRATEGY FUND

(EFFECTIVE JULY 1, 2005, LORD ABBETT BALANCED SERIES WAS RENAMED LORD ABBETT BALANCED STRATEGY FUND.)

Q: HOW DID THE BALANCED STRATEGY FUND PERFORM OVER THE FISCAL YEAR ENDED NOVEMBER 30, 2005?

A: Lord Abbett Balanced Strategy Fund uses a "fund of funds" approach, which currently divides assets among the following funds: Lord Abbett Affiliated Fund, Lord Abbett Bond-Debenture Fund, Lord Abbett Large-Cap Core Fund, and Lord Abbett Total Return Fund. As a result, the Balanced Strategy Fund's performance is directly related to the performance of its underlying funds.

     For the fiscal year ended November 30, 2005, the Balanced Strategy Fund returned 4.1 percent, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmarks, the Russell 3000(R) Index(7) and the Lehman Brothers Aggregate Bond Index, which returned 9.8 percent and 2.4 percent, respectively, over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: -1.84 PERCENT, 5
YEARS: 3.89 PERCENT, AND 10 YEARS: 6.83 PERCENT. Class A shares purchased with a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC. Please see section "Your Investment - Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

LORD ABBETT AFFILIATED FUND COMPONENT

(APPROXIMATELY 47.1 PERCENT OF THE BALANCED STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE AFFILIATED FUND PERFORM OVER THE TWELVE-MONTH PERIOD ENDED NOVEMBER 30, 2005?

A: The fund returned 6.3 percent, reflecting performance at the net asset value
(NAV) of Class Y shares, with all distributions reinvested, compared with its benchmark, the Russell 1000(R) Value Index, which returned 10.0 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS, INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 6.31 PERCENT, 5 YEARS: 4.23 PERCENT,

8
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AND SINCE INCEPTION (MARCH 27, 1998): 6.41 PERCENT.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection in the utilities sector hurt fund performance. A regional Bell holding, Verizon Communications, underperformed in the twelve-month period. This company has been under pressure due to the continued loss of wirelines and competition from cable companies as they enter telephony. In addition, Comcast Corp., a provider of cable, entertainment, and communications products and services, disappointed for the twelve-month period.

     An underweight position in the financial services sector also took away from the fund's performance relative to its index. This sector performed well during the period, so under-representation among financial services holdings was a detractor.

     Selection of stocks and an overweight position in the technology sector were the largest contributors to the fund's performance for the twelve-month period. Motorola, a communications technology and electronics company, benefited from competitive products and an apparently successful management transition. Another technology holding, Hewlett-Packard, a provider of personal computers, printers, and related products, reported strong performance as the company showed improvement under a new CEO.

     Selection of stocks in the auto and transportation sector also aided performance. Two railroad holdings, Union Pacific Corporation and Canadian National Railway Company, outperformed as volume and pricing in the railroad industry remained strong.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT BOND-DEBENTURE FUND COMPONENT

(APPROXIMATELY 25.5 PERCENT OF THE BALANCED STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE BOND-DEBENTURE FUND PERFORM OVER THE TWELVE-MONTH PERIOD ENDED NOVEMBER 30, 2005?

A: The fund returned 2.5 percent, reflecting performance at the net asset value
(NAV) of Class Y shares, with all distributions reinvested, compared with its benchmark, the Lehman Brothers Aggregate Bond Index, which returned 2.4

                                                                               9
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percent for the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH
REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS, INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 2.51 PERCENT, 5 YEARS: 7.42 PERCENT, AND SINCE INCEPTION (MARCH 27, 1998): 4.95 PERCENT.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The fund's flexible investment strategy allows its investment managers to adjust allocations among asset classes as market conditions change. The primary asset classes in which the fund participates are high-yield bonds and convertible securities. In addition, the fund must hold 20 percent of its portfolio in investment-grade corporate bonds, government bonds, and/or agencies.

     In the high-yield sector, contributing to performance were the credits of chemicals, gaming companies, health services, and telecom companies. The portfolio's holdings in convertible and equity securities also outperformed those of the benchmark, as well as positions in high-grade investment bonds, such as mortgage-backed securities and the credits of financial services companies.

     Detracting from performance in the high-yield sector relative to the benchmark were holdings in auto parts companies. In the convertible and equity sectors, detracting from performance were the portfolio's holdings in media, paper, and technology companies.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT LARGE-CAP CORE FUND COMPONENT

(APPROXIMATELY 11.3 PERCENT OF THE BALANCED STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE LARGE-CAP CORE FUND PERFORM OVER THE TWELVE-MONTH PERIOD ENDED NOVEMBER 30, 2005?

A: The fund returned 4.8 percent, reflecting the performance at the net asset value (NAV) of Class Y shares with all distributions, compared with its benchmark, the Russell 1000(R) Index, which returned 10.0 percent and the S&P 500(R) Index, which returned 8.4 percent for the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARES AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 4.83 PERCENT, 5
YEARS: 3.31 PERCENT,

10
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AND SINCE INCEPTION (MAY 3, 1999): 4.19 PERCENT.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The largest detractor to fund performance for the year was stock selection in the producer durables sector, which includes capital goods and industrials. Deere & Company, a manufacturer of agricultural forestry and construction equipment, as well as a supplier of equipment used in lawn, grounds, and turf care, underperformed. The company reported disappointing third quarter earnings, driven by drought conditions in Europe and Brazil. A lowering of guidance for the company's year-end 2005 results helped to reduce the stock price. In addition, Xerox Corporation, a technology and business services company, was hurt by lower than expected equipment sales throughout first quarter 2005.

     Stock selection in the utilities sector also took away from performance. A regional Bell holding, Verizon Communications, underperformed in the period. This company has been under pressure due to the continued loss of wirelines and competition from cable companies as they enter telephony. In addition, Comcast Corporation, a provider of cable, entertainment, and communications products and services, disappointed for the twelve-month period ended.

     The greatest contributor to fund performance for the twelve-month period was stock selection in the technology sector. Motorola, a communications technology and electronics company, benefited from competitive products and a successful management transition. Another technology holding, Hewlett-Packard, a provider of personal computers, printers, and related products, reported strong performance, as the company showed improvement under a new CEO.

     Selection of stocks in the auto and transportation sector also helped fund performance. Two railroad holdings, Union Pacific Corporation and Canadian National Railway Company, outperformed, as volume and pricing in the railroad industry remained strong.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

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LORD ABBETT TOTAL RETURN FUND COMPONENT

(APPROXIMATELY 16.1 PERCENT OF THE BALANCED STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE TOTAL RETURN FUND PERFORM OVER THE TWELVE-MONTH PERIOD ENDED NOVEMBER 30, 2005?

A: The fund returned 2.7 percent, reflecting performance at the net asset value
(NAV) of Class Y shares, with all distributions reinvested, compared with its benchmark, the Lehman Brothers U.S. Universal Index, which returned 2.8 percent for the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS, INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 2.74 PERCENT, 5 YEARS: 6.56 PERCENT, AND SINCE INCEPTION (DECEMBER 14, 1998): 6.33 PERCENT.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The fund's term structure was the primary contributor to performance relative to the benchmark. As short rates rose and longer rates fell, our decision to underweight short and intermediate securities and overweight longer maturity bonds was rewarded, particularly early in the period. Given the significant compression of long versus short maturity yields, however, fund sensitivity to a further flattening of the yield curve has been largely eliminated. The fund's exposure to the short, intermediate, and long end of the yield curve now more closely resembles the benchmark.

     Overall, our overweight in mortgages contributed to performance for the twelve-month period. Most of the benefit came early in the twelve-month period, as mortgage-backed securities (MBS) spreads (the relationship between the yield of a security and a comparable maturity Treasury) were stable. Later in the twelve-month period, a widening in spreads penalized returns. Losses were at least partially offset by security selection, in particular allocations to floating rate and high coupon MBS. Given high valuation and headline risk for the housing agencies (Fannie Mae and Freddie Mac), we maintained underweight agency positions throughout the period. As spreads failed to widen, however, the underweight detracted from performance. Returns benefited from overweights in structured products, such as collateralized mortgage-backed securities (CMBS) and asset-backed securities (ABS), as these sectors outperformed Treasuries. Our underweight

--------------------------------------------------------------------------------

in corporates detracted from performance during the twelve-month period.

     The fund's underweight in the nontraditional markets detracted from performance. High-yield holdings in defensive industries, such as wireless telecom and cable media, did well, as uncertainty clouded the market during the twelve-month period. In addition, the energy exploration and production industry continued to benefit from higher oil prices. We improved the credit quality of the portfolio, and expect to continue to reduce riskier credits. Emerging market underweights also detracted from relative performance during the twelve-month period.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED, AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT WORLD GROWTH & INCOME STRATEGY FUND

(THE LORD ABBETT WORLD GROWTH & INCOME STRATEGY FUND COMMENCED INVESTMENT OPERATIONS ON JUNE 29, 2005, AND ITS PUBLIC PERFORMANCE BEGAN JUNE 30, 2005.)

Q: HOW DID THE WORLD GROWTH & INCOME STRATEGY FUND PERFORM OVER THE FIVE-MONTH PERIOD ENDED NOVEMBER 30, 2005?

A: Lord Abbett World Growth & Income Strategy Fund uses a "fund of funds" approach, which currently divides assets among the following funds: Lord Abbett Growth Opportunities Fund, Lord Abbett International Core Equity Fund, Lord Abbett Large-Cap Core Fund, Lord Abbett Large-Cap Growth Fund, and Lord Abbett Total Return Fund. As a result, the World Growth & Income Strategy Fund's performance is directly related to the performance of its underlying funds.

     For the five-month period ended November 30, 2005, the World Growth & Income Strategy Fund returned 4.7 percent, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark (75 percent MSCI World Index(8) and 25 percent Lehman Brothers U.S. Universal Index), which returned 5.8 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURN, WHICH REFLECTS PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDES THE REINVESTMENT OF ALL DISTRIBUTIONS, IS: SINCE INCEPTION (JUNE 30,
2005): -1.31 PERCENT. Class A shares purchased with a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC. Please see section "Your Investment - Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE

QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

LORD ABBETT GROWTH OPPORTUNITIES FUND COMPONENT

(APPROXIMATELY 5.2 PERCENT OF THE WORLD GROWTH & INCOME STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE GROWTH OPPORTUNITIES FUND PERFORM OVER THE FIVE-MONTH PERIOD ENDED NOVEMBER 30, 2005?

A: The fund returned 5.6 percent, reflecting the performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested for the five-month period ended November 30, 2005, compared with its benchmark, the Russell Midcap(R) Growth Index,(9) which returned 9.0 percent. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS, INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 10.50 PERCENT, 5 YEARS: 2.29 PERCENT, AND SINCE INCEPTION (OCTOBER 15, 1998): 11.33 PERCENT.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection in the consumer discretionary sector was the largest detractor to fund performance for the five-month period. This sector includes stocks in the consumer durables, apparel, media, hotel, and leisure industries. PETCO Animal Supplies, Inc., a specialty retailer of premium pet food, supplies, and services, reported weak performance. The company's second and third quarter results were lackluster primarily due to weaker than expected sales and increased distribution-related costs.

     Selection of stocks in the financial services sector also took away from fund performance for the five-month period. Universal American Financial Corp., a specialty health and life insurance holding company, underperformed due to disappointing third quarter earnings. In October 2005, the company's management, regarding the reasons for reduced earnings, cited a higher than anticipated loss ratio in the Medicare supplement business, and additional expenses incurred in implementing the company's Medicare Part D growth initiatives.

     The greatest contributor to fund performance for the period was stock selection in the auto and transportation sector. Landstar Systems, Inc., a non-asset-based provider of specialized transportation services, helped performance due to robust quarterly financial reports. UTi Worldwide, Inc., an international, non-asset-based global integrated logistics company, also outperformed based on strong quarterly earnings.

     In addition, ITT Industries, Inc., an industrial products and services company, aided performance. During the five-month

--------------------------------------------------------------------------------

period, the company has been one of the fastest growing industrial companies because of its focus on the growth areas of water treatment and defense electronics.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED, AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT INTERNATIONAL CORE EQUITY FUND COMPONENT

(APPROXIMATELY 30.0 PERCENT OF THE WORLD GROWTH & INCOME STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE INTERNATIONAL CORE EQUITY FUND PERFORM OVER THE FIVE-MONTH PERIOD ENDED NOVEMBER 30, 2005?

A: The fund returned 10.4 percent, reflecting performance at the net asset value
(NAV) of Class Y shares, with all distributions reinvested, compared with its benchmark, the MSCI Europe, Australasia, Far East (EAFE)(R) Index,(10) which returned 9.9 percent oveR the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS, INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 15.88 PERCENT AND SINCE INCEPTION (DECEMBER 31, 2003): 13.41 PERCENT.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection in the energy sector was the greatest contributor to fund performance for the five-month period. The fund benefited most from its holdings in fast-growing, smaller exploration and production companies and Asian refineries. Opti Canada Inc., a Canadian energy exploration and production company, outperformed, as it successfully reached significant milestones in building Canada's fourth and next integrated oil sands project. Tullow Oil plc, a U.K. exploration and production company, posted strong performance primarily due to an exceptionally strong oil and gas pricing environment. In addition, Reliance Industries Ltd., a refinery based in India, aided fund performance, as its returns were boosted by higher pricing.

     Stock selection in the telecomm services sector also had a positive impact on fund performance. O2 plc, the second largest wireless company in the United Kingdom, outperformed for the five-month period. The company's cash flow and profitability grew throughout the period. In addition, a favorable takeover offer at the end of October boosted performance. China Mobile, one of China's largest wireless companies, was a strong performer as its subscriber base grew rapidly.

     The largest detractors to the fund's relative performance for the period were poor stock selection and an underweight position in the strongly performing materials sector. Lafarge, a French building materials company, reported poor third quarter earnings and a cautious outlook because of slowing demand in the United States and difficult pricing in some of its emerging markets.

--------------------------------------------------------------------------------

     Stock selection in the consumer discretionary sector also took away from relative performance. This sector includes stocks in the consumer durables, apparel, media, hotel, and leisure industries. Jupiter Telecommunications Co., Ltd., Japan's largest multiple system operator providing cable television, high-speed Internet access, and telephony services, underperformed in the period.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED, AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT LARGE-CAP CORE FUND COMPONENT

(APPROXIMATELY 24.8 PERCENT OF THE WORLD GROWTH & INCOME STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE LARGE-CAP CORE FUND PERFORM OVER THE FIVE-MONTH PERIOD ENDED NOVEMBER 30, 2005?

A: The fund returned 4.8 percent, reflecting the performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared with its benchmark, the Russell 1000(R) Index, which returned 6.0 percent and the S&P 500 Index, which returned 5.7 percent for the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARES AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 4.83 PERCENT, 5 YEARS: 3.31 PERCENT, AND SINCE INCEPTION (MAY 3, 1999): 4.19 PERCENT.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The greatest detractor to the fund's performance relative to its benchmark for the five-month period was stock selection in the consumer staples sector. Consumer staples companies include those that produce or sell regularly consumed goods, such as food, beverages, tobacco, prescription drugs, and household products. The fund was hurt because it did not own certain strong-performing holdings that were held by the index during the period. In addition, the fund's investment in Kraft Foods Inc., a global provider of branded foods and beverages, took away from performance. The company suffered due to the continuation of overall high commodity costs, which affected profit margins.

     The fund's overweight position in the healthcare sector also hurt performance.

--------------------------------------------------------------------------------

Overexposure to an overall poor performing sector for the five-month period, proved to be a detractor.

     The greatest contributor to fund performance for the year was stock selection in the materials and processing sector. Two gold companies, Newmont Mining Corp. and Barrick Gold Corp., reported strong financials driven by high gold prices. In addition, Monsanto, a provider of technology-based solutions and agricultural products that improve farm productivity and food quality, reported favorable earnings and prospects for growth based on the success of its corn seeds and traits business, as well as the acquisitions of two seed businesses.

     Selection of stocks in the technology sector also helped fund performance. Motorola, a communications technology and electronics company, benefited from competitive products and an apparently successful management transition. Another technology holding, Hewlett-Packard, a provider of personal computers, printers and related products, reported strong performance as the company showed improvement under a new CEO.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT LARGE-CAP GROWTH FUND COMPONENT

(APPROXIMATELY 15.3 PERCENT OF THE WORLD GROWTH & INCOME STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE LARGE-CAP GROWTH FUND PERFORM OVER THE FIVE-MONTH PERIOD ENDED NOVEMBER 30, 2005?

A: The fund returned 11.2 percent, reflecting performance at the net asset value
(NAV) of Class Y shares, with all distributions reinvested, compared with its benchmark, the Russell 1000(R) Growth Index,(11) which returned 7.5 percent in the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS, INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 13.31 PERCENT, 5 YEARS: -8.78 PERCENT, AND SINCE INCEPTION (DECEMBER 30, 1999): -10.83 PERCENT.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection in the healthcare sector was the greatest contributor to fund performance for the five-month period. One of the holdings that aided performance the most was Alcon, Inc., a developer, manufacturer, and marketer of ophthalmic pharmaceuticals, ophthalmic surgical equipment and devices, contact lens care products, and other consumer eye care products that treat diseases and conditions of the eye. The company reported strong earnings, driven in part by the success of its ReSTOR(R) intraocular lens.

     Selection of stocks in the technology sector also helped performance.
Marvell

--------------------------------------------------------------------------------

Technology Group Ltd., a provider of storage, communications, and consumer silicon solutions, and Broadcom Corporation, a maker of wired and wireless broadband communications semiconductors, outperformed during the period. Performance results for both companies were primarily driven by continued strong interest in their product lines. In addition, Motorola, a communications technology and electronics company, benefited from competitive products and an apparently successful management transition.

     The largest detractor to fund performance for the period was an overweight position in the consumer discretionary sector. This sector includes stocks in retail, apparel, media, hotel, Internet, and leisure industries. Weakness in retail and apparel offset strength in our Internet positions.

     An underweight position in the auto and transportation sector also took away from fund performance for the five- month period. Appropriate large-cap growth investment opportunities were not available during this period. However, the fund's performance was negatively affected by not having exposure to this strong-performing sector.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED, AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT TOTAL RETURN FUND COMPONENT

(APPROXIMATELY 24.7 PERCENT OF THE WORLD GROWTH & INCOME STRATEGY FUND'S LONG-TERM PORTFOLIO)

Q: HOW DID THE TOTAL RETURN FUND PERFORM OVER THE FIVE-MONTH PERIOD ENDED NOVEMBER 30, 2005?

A: The fund returned -1.0 percent, reflecting performance at the net asset value
(NAV) of Class Y shares, with all distributions reinvested, compared with its benchmark, the Lehman Brothers U.S. Universal Index, which returned -0.8 percent for the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS INCLUDING THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 2.74 PERCENT, 5 YEARS: 6.56 PERCENT, AND SINCE INCEPTION (DECEMBER 14, 1998): 6.33 PERCENT.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The fund's term structure was the primary contributor to performance

--------------------------------------------------------------------------------

relative to the benchmark. As short rates rose and longer rates fell, our decision to underweight short and intermediate securities and overweight longer maturity bonds was rewarded. Given the significant compression of long versus short maturity yields, however, sensitivity to a further flattening of the yield curve has been largely eliminated. The fund's exposure to the short, intermediate, and long end of the yield curve now more closely resembles its benchmark.

     Overall, our overweight in mortgages contributed to performance for the period. Most of the benefit came early in the period, as mortgage-backed securities (MBS) spreads (the relationship between the yield of a security and a comparable maturity Treasury) were stable. Later in the year, a widening in spreads penalized returns. Losses were at least partially offset by security selection, in particular allocations to floating rate and high coupon MBS. Given high valuation and headline risk for the housing agencies, we maintained underweight agency positions. As spreads widened later in the period, the underweight aided performance. Our overweights in structured products, such as collateralized mortgage-backed securities (CMBS) and asset-backed securities
(ABS), produced mixed results. Our overweight in CMBS hurt relative performance during the period, offset by an overweight in ABS. An underweight in corporates contributed to performance during the period. Our concern regarding the sector is based on low yields (by historical measures) and input-cost pressures in the form of higher energy costs and higher interest rates.

     The fund's underweight in the nontraditional markets detracted from performance. High-yield holdings in defensive industries such as wireless telecom and cable media did well, as uncertainty clouded the market during the year. In addition, the energy exploration and production industry continued to benefit from higher oil prices. We improved the credit quality of the portfolio, and expect to continue reducing riskier credits. Emerging market underweights also detracted from relative performance during the year.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

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A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS
INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

(2) The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92 percent of the total market capitalization of the Russell 3000 Index.

(3) The Merrill Lynch High Yield Master II Index tracks the performance of below-investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market (includes Yankee bonds).

(4) The Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, nonconvertible, and dollar denominated. The index covers the investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(5) The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

(6) The Lehman Brothers U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High-Yield Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

(7) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98 percent of the investable U.S. equity market.

(8) The MSCI World Index is an unmanaged index that reflects the stock markets of 23 countries, including the United States, Canada, Europe, Australasia, and the Far East, with values expressed in U.S. dollars.

(9) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth index.

(10) The MSCI Europe, Australasia, and Far East (EAFE)(R) Index is an unmanaged capitalization index representing the industry composition and a sampling of small, medium, and large capitalization companies from the aforementioned global markets. It is a Morgan Stanley International Index that includes stocks traded on 21 exchanges in Europe, Australasia, and the Far East.

(11) The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of each fund's management and the portfolio holdings described in this report are as of November 30, 2005; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the funds, please see each fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, EACH FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

BALANCED STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the 60% Russell 3000(R) Index/40% Lehman Brothers Aggregate Bond Index, Russell 3000(R) Index, and Lipper Balanced Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                  THE FUND                  THE FUND               60% RUSSELL 3000(R) INDEX/
              (CLASS A SHARES)           (CLASS A SHARES)              40% LEHMAN BROTHERS       RUSSELL 3000(R)    LIPPER BALANCED
             AT NET ASSET VALUE     AT MAXIMUM OFFERING PRICE(1)    AGGREGATE BOND INDEX(2)         INDEX(2)        FUNDS AVERAGE(2)
12/1/1995         $ 10,000                     $  9,425                    $ 10,000                 $ 10,000            $ 10,000
11/30/1996        $ 11,276                     $ 10,628                    $ 11,739                 $ 12,532            $ 11,665
11/30/1997        $ 12,882                     $ 12,141                    $ 14,021                 $ 15,996            $ 13,621
11/30/1998        $ 13,874                     $ 13,076                    $ 16,245                 $ 19,045            $ 15,239
11/30/1999        $ 15,268                     $ 14,390                    $ 18,235                 $ 23,019            $ 16,704
11/30/2000        $ 16,011                     $ 15,091                    $ 18,587                 $ 22,287            $ 17,112
11/30/2001        $ 16,370                     $ 15,429                    $ 18,161                 $ 19,787            $ 16,691
11/30/2002        $ 15,263                     $ 14,386                    $ 16,975                 $ 16,686            $ 15,227
11/30/2003        $ 17,582                     $ 16,571                    $ 19,209                 $ 19,730            $ 17,086
11/30/2004        $ 19,743                     $ 18,608                    $ 21,057                 $ 22,302            $ 18,596
11/30/2005        $ 20,556                     $ 19,374                    $ 22,510                 $ 24,490            $ 19,800

                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED NOVEMBER 30, 2005

                                     1 YEAR         5 YEARS         10 YEARS     LIFE OF CLASS
                    CLASS A(3)       (1.84)%          3.89%           6.83%               --
                    CLASS B(4)       (0.51)%          4.30%             --              4.65%
                    CLASS C(5)        3.43%           4.51%             --              7.25%
                    CLASS P(6)        4.00%             --              --             11.82%
                    CLASS Y(7)        4.57%             --              --              8.70%

(1) Reflects the deduction of the maximum initial sales charge of 5.75%.

(2) Performance for each unmanaged index and average does not reflect transaction costs, management fees (included in average) and sales charges. The performance of each index and average is not necessarily representative of the Fund's performance.

(3) Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2005, is calculated using the SEC-required uniform method to compute such return.

(4) Class B shares commenced operations on May 1, 1998. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of class.

(5) Class C shares commenced operations on July 15, 1996. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

(6) Class P shares commenced operations on December 31, 2002. Performance is at net asset value.

(7) Class Y shares commenced operations on October 19, 2004. Performance is at net asset value.

--------------------------------------------------------------------------------

EXPENSE EXAMPLES

     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2005 through November 30, 2005, for Balanced Strategy Fund, and June 29, 2005 through November 30, 2005, for Income Strategy Fund and World Growth & Income Strategy Fund).

ACTUAL EXPENSES

     For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 6/1/05 - 11/30/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

INCOME STRATEGY FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                           BEGINNING        ENDING          EXPENSES
                                                            ACCOUNT         ACCOUNT        PAID DURING
                                                             VALUE           VALUE          PERIOD+#
                                                           ----------      ---------       -----------
                                                                                            6/1/05 -
                                                            6/1/05         11/30/05         11/30/05
                                                           ----------      ---------       -----------
CLASS A
Actual*                                                    $ 1,000.00     $ 1,008.30        $     1.49
Hypothetical (5% Return Before Expenses)                   $ 1,000.00     $ 1,023.31        $     1.77
CLASS B
Actual*                                                    $ 1,000.00     $ 1,005.50        $     4.26
Hypothetical (5% Return Before Expenses)                   $ 1,000.00     $ 1,020.05        $     5.06
CLASS C
Actual*                                                    $ 1,000.00     $ 1,005.50        $     4.26
Hypothetical (5% Return Before Expenses)                   $ 1,000.00     $ 1,020.05        $     5.06
CLASS P
Actual*                                                    $ 1,000.00     $ 1,008.30        $     1.92
Hypothetical (5% Return Before Expenses)                   $ 1,000.00     $ 1,022.81        $     2.28
CLASS Y
Actual*                                                    $ 1,000.00     $ 1,010.70        $       --
Hypothetical (5% Return Before Expenses)                   $ 1,000.00     $ 1,025.07        $       --

*    As of 6/29/05 (commencement of investment operations)
+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.45% for Class P and 0.00% for Class Y) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period) except for actual return information which reflects the 155 day period from June 29, 2005 through November 30, 2005.
# Does not include expenses of Underlying Funds in which Income Strategy Fund invests.

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY PORTFOLIO ALLOCATION

NOVEMBER 30, 2005

PORTFOLIO ALLOCATION            %**
Equity                         30.69%
Fixed Income                   65.47%
Short-Term Investment           3.84%
Total                         100.00%

**   Represents percent of total investments.

BALANCED STRATEGY FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                           BEGINNING        ENDING          EXPENSES
                                                            ACCOUNT         ACCOUNT        PAID DURING
                                                             VALUE           VALUE          PERIOD*+
                                                           ----------      ---------       -----------
                                                                                            6/1/05 -
                                                            6/1/05         11/30/05         11/30/05
                                                           ----------      ---------       -----------
CLASS A
Actual                                                     $ 1,000.00     $ 1,037.10       $      1.78
Hypothetical (5% Return Before Expenses)                   $ 1,000.00     $ 1,023.31       $      1.77
CLASS B
Actual                                                     $ 1,000.00     $ 1,034.00       $      5.10
Hypothetical (5% Return Before Expenses)                   $ 1,000.00     $ 1,020.05       $      5.06
CLASS C
Actual                                                     $ 1,000.00     $ 1,034.00       $      5.10
Hypothetical (5% Return Before Expenses)                   $ 1,000.00     $ 1,020.05       $      5.06
CLASS P
Actual                                                     $ 1,000.00     $ 1,037.00       $      2.30
Hypothetical (5% Return Before Expenses)                   $ 1,000.00     $ 1,022.81       $      2.28
CLASS Y
Actual                                                     $ 1,000.00     $ 1,039.70       $        --
Hypothetical (5% Return Before Expenses)                   $ 1,000.00     $ 1,025.07       $        --

* Does not include the expenses of Underlying Funds in which Balanced Strategy Fund invests.

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.45% for Class P and 0.00% for Class Y) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY PORTFOLIO ALLOCATION

NOVEMBER 30, 2005

PORTFOLIO ALLOCATION            %**
Equity                         57.47%
Fixed Income                   40.97%
Short-Term Investment           1.56%
Total                         100.00%

**   Represents percent of total investments.

WORLD GROWTH & INCOME STRATEGY FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                           BEGINNING        ENDING          EXPENSES
                                                            ACCOUNT         ACCOUNT        PAID DURING
                                                             VALUE           VALUE          PERIOD*+
                                                           ----------      ---------       -----------
                                                                                            6/1/05 -
                                                            6/1/05         11/30/05         11/30/05
                                                           ----------      ---------       -----------
CLASS A
Actual*                                                    $ 1,000.00     $ 1,044.80       $      1.52
Hypothetical (5% Return Before Expenses)                   $ 1,000.00     $ 1,023.31       $      1.77
CLASS B
Actual*                                                    $ 1,000.00     $ 1,042.40       $      4.34
Hypothetical (5% Return Before Expenses)                   $ 1,000.00     $ 1,020.05       $      5.06
CLASS C
Actual*                                                    $ 1,000.00     $ 1,042.40       $      4.34
Hypothetical (5% Return Before Expenses)                   $ 1,000.00     $ 1,020.05       $      5.06
CLASS P
Actual*                                                    $ 1,000.00     $ 1,044.80       $      1.95
Hypothetical (5% Return Before Expenses)                   $ 1,000.00     $ 1,022.81       $      2.28
CLASS Y
Actual*                                                    $ 1,000.00     $ 1,046.30       $        --
Hypothetical (5% Return Before Expenses)                   $ 1,000.00     $ 1,025.07       $        --

*    As of 6/29/05 (commencement of investment operations)

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.45% for Class P and 0.00% for Class Y) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period) except for actual return information which reflects the 155 day period from June 29, 2005 through November 30, 2005.

# Does not include the expenses of Underlying Funds in which World Growth & Income Strategy Fund invests.

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY PORTFOLIO ALLOCATION

NOVEMBER 30, 2005

PORTFOLIO ALLOCATION            %**
Equity                         73.34%
Fixed Income                   24.06%
Short-Term Investment           2.60%
Total                         100.00%

**   Represents percent of total investments.

SCHEDULE OF INVESTMENTS

INCOME STRATEGY FUND NOVEMBER 30, 2005

                                                                      VALUE
INVESTMENTS                                          SHARES           (000)
---------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING FUNDS 92.17%

Lord Abbett Affiliated
Fund, Inc. - Class Y(a)                              72,207      $    1,009

Lord Abbett Research
Fund, Inc. - America's
Value Fund - Class Y(b)                             137,139           1,714

Lord Abbett Investment
Trust - High Yield
Fund - Class Y(c)                                   429,985           3,440

Lord Abbett Investment
Trust - Total Return
Fund - Class Y(d)                                   229,012           2,368
                                                                 ----------
TOTAL INVESTMENTS IN
UNDERLYING FUNDS
(Cost $8,607,658)                                                $    8,531
                                                                 ==========

                                                  PRINCIPAL
                                                     AMOUNT           VALUE
INVESTMENTS                                           (000)           (000)
---------------------------------------------------------------------------
SHORT-TERM INVESTMENT 3.68%

REPURCHASE AGREEMENT 3.68%

Repurchase Agreement dated 11/30/2005,
3.40% due 12/1/2005 with State Street
Bank & Trust Co. collateralized by
$360,000 of Federal Home Loan Bank
at 5.625% due 11/4/2019; value: $351,000;
proceeds: $341,327
(COST $341,295)                                     $   341      $      341
                                                                 ==========
TOTAL INVESTMENTS IN SECURITIES 95.85%
(Cost $8,948,953)                                                     8,872
                                                                 ==========
OTHER ASSETS IN EXCESS OF LIABILITIES 4.15%                             384
                                                                 ----------
NET ASSETS 100.00%                                               $    9,256
                                                                 ==========

(a) Fund investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value.
(b) Fund investment objective is to seek current income and capital appreciation.
(c) Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d) Fund investment objective is to seek income and capital appreciation to produce a high total return.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

BALANCED STRATEGY FUND NOVEMBER 30, 2005

                                                                      VALUE
INVESTMENTS                                          SHARES           (000)
---------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING FUNDS 98.30%

Lord Abbett Affiliated
FUND, INC. - CLASS Y(a)                          36,654,694     $  512,066

Lord Abbett
Bond-Debenture
Fund, Inc. - Class Y(b)                          35,819,419         277,959

Lord Abbett Research
Fund, Inc. - Large-Cap
Core Fund - Class Y(c)                            4,283,940         123,121

Lord Abbett Investment
Trust - Total Return
Fund - Class Y(d)                                 16,913,37         174,884
                                                                 ----------

TOTAL INVESTMENTS IN
UNDERLYING FUNDS
(Cost $1,055,711,238)                                           $ 1,088,030
                                                                 ==========

                                                  PRINCIPAL
                                                     AMOUNT            VALUE
INVESTMENTS                                           (000)            (000)
----------------------------------------------------------------------------

SHORT-TERM INVESTMENT 1.56%

REPURCHASE AGREEMENT 1.56%

Repurchase Agreement dated 11/30/2005,
3.40% due 12/1/2005 with State Street
Bank & Trust Co. collateralized by
$17,755,000 of Federal Home Loan Bank
at 3.875% due 8/22/2008; value: $17,573,313;
proceeds: $17,225,808
(Cost $17,224,182)                            $      17,224      $    17,224
                                                                 ===========
TOTAL INVESTMENTS IN SECURITIES 99.86%
(Cost $1,072,935,420)                                              1,105,254
                                                                 ===========
OTHER ASSETS IN EXCESS OF
LIABILITIES 0.14%                                                      1,532
                                                                 -----------
NET ASSETS 100.00%                                               $ 1,106,786
                                                                 ===========

(a) Fund investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value.
(b) Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(c) Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d) Fund investment objective is to seek income and capital appreciation to produce a high total return.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
WORLD GROWTH & INCOME STRATEGY FUND NOVEMBER 30, 2005

                                                                      VALUE
INVESTMENTS                                          SHARES           (000)
---------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING FUNDS 92.93%

Lord Abbett Research
Fund, Inc. - Growth
Opportunities
Fund - Class Y*(a)                                   80,896      $    1,745

Lord Abbett Securities
Trust - International
Core Equity
Fund - Class Y(b)                                   787,126          10,146

Lord Abbett Research
Fund, Inc. - Large-Cap
Core Fund - Class Y(c)                              292,035           8,393

Lord Abbett Large-Cap
Growth Fund - Class Y*(d)                           948,573           5,170

Lord Abbett Investment
Trust - Total Return
Fund - Class Y(e)                                   807,457           8,349
                                                                 ----------
TOTAL INVESTMENTS IN
UNDERLYING FUNDS
(Cost $33,234,554)                                               $   33,803
                                                                 ==========

                                                  PRINCIPAL
                                                     AMOUNT            VALUE
INVESTMENTS                                           (000)            (000)
----------------------------------------------------------------------------
SHORT-TERM INVESTMENT 2.48%

REPURCHASE AGREEMENT 2.48%

Repurchase Agreement dated 11/30/2005,
3.40% due 12/1/2005 with State Street
Bank & Trust Co. collateralized by
$920,000 of Federal Home Loan
Mortgage Corp. at 5.25% due 11/10/2010;
value: $920,000; proceeds: $901,138
(Cost $901,053)                                    $    901      $      901
                                                                 ==========
TOTAL INVESTMENTS IN SECURITIES 95.41%
(Cost $34,135,607)                                                   34,704
                                                                 ==========
OTHER ASSETS IN EXCESS OF
LIABILITIES 4.59%                                                     1,671
                                                                 ----------
NET ASSETS 100.00%                                               $   36,375
                                                                 ==========

 *   Non-income producing security.
(a)  Fund investment objective is capital appreciation.
(b)  Fund investment objective is to seek long-term capital appreciation.
(c) Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)  Fund investment objective is to seek long-term capital growth.
(e) Fund investment objective is to seek income and capital appreciation to produce a high total return.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2005

                                                                                                                WORLD
                                                                INCOME STRATEGY  BALANCED STRATEGY    GROWTH & INCOME
                                                                           FUND               FUND      STRATEGY FUND
ASSETS:
Investment in securities, at cost                              $      8,948,953   $  1,072,935,420   $     34,135,607
---------------------------------------------------------------------------------------------------------------------
Investment in securities, at value                             $      8,872,132   $  1,105,253,641   $     34,703,942
Receivables:
  Interest and dividends                                                  7,066            651,219             25,627
  Capital shares sold                                                   684,624          3,055,850          2,138,250
  From affiliates                                                        11,207            406,074             16,542
Prepaid expenses and other assets                                         1,126            120,542              4,478
---------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                          9,576,155      1,109,487,326         36,888,839
=====================================================================================================================
LIABILITIES:
Payables:
  Investment securities purchased                                       211,467            570,423            373,042
  Capital shares reacquired                                               3,125          1,366,595             22,773
  12b-1 distribution fees                                                 3,058            417,903             11,358
  Trustees' fees                                                            184             40,550                247
Accrued expenses and other liabilities                                  102,249            305,889            106,032
---------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                       320,083          2,701,360            513,452
=====================================================================================================================
NET ASSETS                                                     $      9,256,072   $  1,106,785,966   $     36,375,387
=====================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                $      9,292,767   $  1,036,831,820   $     35,805,585
Undistributed (distributions in excess of)
  net investment income                                                 (13,135)         5,340,153              1,493
Accumulated net realized gain (loss)
  on investments                                                         53,261         32,295,772                (26)
Net unrealized appreciation (depreciation)
  on investments                                                        (76,821)        32,318,221            568,335
---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $      9,256,072   $  1,106,785,966   $     36,375,387
=====================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                 $      6,402,751   $    879,441,588   $     26,193,381
Class B Shares                                                 $        326,275   $    104,715,496   $      2,386,445
Class C Shares                                                 $      2,525,027   $    119,577,566   $      7,016,660
Class P Shares                                                 $       1,008.38   $      2,520,182   $          1,045
Class Y Shares                                                 $       1,010.39   $        531,134   $        777,856
OUTSTANDING SHARES BY CLASS
  (UNLIMITED NUMBER OF AUTHORIZED SHARES
  OF BENEFICIAL INTEREST):
Class A Shares                                                          428,763         76,260,299          1,676,855
Class B Shares                                                           21,863          9,090,799            153,118
Class C Shares                                                          169,320         10,394,001            450,005
Class P Shares                                                           67.399            219,064             66.847
Class Y Shares                                                           67.606             46,032             49,738
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE (NET ASSETS DIVIDED BY
  OUTSTANDING SHARES):
Class A Shares-Net asset value                                 $          14.93   $          11.53   $          15.62
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 5.75%)                 $          15.84   $          12.23   $          16.57
Class B Shares-Net asset value                                 $          14.92   $          11.52   $          15.59
Class C Shares-Net asset value                                 $          14.91   $          11.50   $          15.59
Class P Shares-Net asset value                                 $          14.96   $          11.50   $          15.63
Class Y Shares-Net asset value                                 $          14.95   $          11.54   $          15.64

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED NOVEMBER 30, 2005

                                                                                                                WORLD
                                                                INCOME STRATEGY  BALANCED STRATEGY    GROWTH & INCOME
                                                                          FUND*               FUND              FUND*
INVESTMENT INCOME:
Dividends                                                      $         47,991   $     33,048,158   $         49,383
Interest                                                                  2,183            681,792              6,856
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  50,174         33,729,950             56,239
---------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                            1,259            992,918              4,762
12b-1 distribution plan-Class A                                           2,952          2,803,120             12,243
12b-1 distribution plan-Class B                                             503            950,414              2,734
12b-1 distribution plan-Class C                                           3,641          1,003,473              8,018
12b-1 distribution plan-Class P                                               1              6,868                  2
Shareholder servicing                                                    28,734          1,447,898             47,287
Professional                                                             32,258             52,720             32,258
Reports to shareholders                                                  42,670            271,544             32,473
Custody                                                                   1,734             35,672              1,462
Trustees' fees                                                              191             49,912                269
Registration                                                              2,430             93,218              2,418
Other                                                                     2,562             16,632              1,935
---------------------------------------------------------------------------------------------------------------------
Gross expenses                                                          118,935          7,724,389            145,861
  Expense reductions (See Note 7)                                           (24)           (16,635)               (89)
  Expenses assumed by Underlying Funds
    (See Note 3)                                                       (110,555)        (1,950,961)          (118,013)
  Management fee waived (See Note 3)                                     (1,259)          (992,918)            (4,762)
---------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                              7,097          4,763,875             22,997
---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    43,077         28,966,075             33,242
---------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Capital gains received from Underlying Funds                             58,232         35,392,320                  -
Net realized gain (loss) on investments                                      (5)                 -                (26)
Net change in unrealized appreciation
  (depreciation) on investments                                         (76,821)       (24,042,479)           568,335
=====================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                                 (18,594)        11,349,841            568,309
=====================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $         24,483   $     40,315,916   $        601,551
=====================================================================================================================

*For the period 6/29/2005 (commencement of investment operations) to 11/30/2005.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED NOVEMBER 30, 2005

                                                                                                                WORLD
                                                                INCOME STRATEGY  BALANCED STRATEGY    GROWTH & INCOME
INCREASE IN NET ASSETS                                                    FUND*               FUND     STRATEGY FUND*
OPERATIONS:
Net investment income                                          $         43,077   $     28,966,075   $         33,242
Capital gains received from Underlying Funds                             58,232         35,392,320                  -
Net realized gain (loss) on investments                                      (5)                 -                (26)
Net change in unrealized appreciation
  (depreciation) on investments                                         (76,821)       (24,042,479)           568,335
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                        24,483         40,315,916            601,551
=====================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                               (43,381)       (25,058,844)           (27,818)
  Class B                                                                (1,976)        (2,419,746)            (1,569)
  Class C                                                               (16,174)        (2,549,803)            (3,262)
  Class P                                                                   (11)           (44,742)                (3)
  Class Y                                                                   (21)           (17,386)            (2,636)
Net realized gain
  Class A                                                                     -         (6,125,275)                 -
  Class B                                                                     -           (737,921)                 -
  Class C                                                                     -           (718,198)                 -
  Class P                                                                     -             (6,321)                 -
  Class Y                                                                     -             (3,796)                 -
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                     (61,563)       (37,682,032)           (35,288)
=====================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                     9,370,363        345,481,090         36,119,736
Reinvestment of distributions                                            45,169         35,105,503             28,031
Cost of shares reacquired                                              (122,380)      (148,947,113)          (338,643)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                           9,293,152        231,639,480         35,809,124
=====================================================================================================================
NET INCREASE IN NET ASSETS                                            9,256,072        234,273,364         36,375,387
=====================================================================================================================
NET ASSETS:
Beginning of period                                                           -        872,512,602                  -
---------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                  $      9,256,072   $  1,106,785,966   $     36,375,387
=====================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                        $        (13,135)  $      5,340,153   $          1,493
=====================================================================================================================

*For the period 6/29/2005 (commencement of investment operations) to 11/30/2005.

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEAR ENDED NOVEMBER 30, 2004

                                                                       BALANCED STRATEGY
INCREASE IN NET ASSETS                                                              FUND
OPERATIONS:
Net investment income                                                    $    22,348,248
Capital gains received from Underlying Funds                                   7,592,456
Net realized gain (loss) on investments                                               74
Net change in unrealized appreciation(depreciation) on investments            48,861,914
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          78,802,692
========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                    (16,241,910)
  Class B                                                                     (1,613,751)
  Class C                                                                     (1,459,210)
  Class P                                                                         (6,746)
  Class Y                                                                           (954)
Net realized gain
  Class A                                                                        (31,861)
  Class B                                                                         (4,084)
  Class C                                                                         (3,368)
  Class P                                                                             (3)
  Class Y                                                                              -
----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                          (19,361,887)
========================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                            380,864,497
Reinvestment of distributions                                                 18,109,561
Cost of shares reacquired                                                    (80,227,040)
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS         318,747,018
========================================================================================
NET INCREASE IN NET ASSETS                                                   378,187,823
========================================================================================
NET ASSETS:
Beginning of year                                                            494,324,779
----------------------------------------------------------------------------------------
END OF YEAR                                                              $   872,512,602
========================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                      $     3,489,955
========================================================================================

FINANCIAL HIGHLIGHTS
INCOME STRATEGY FUND

                                                                           6/29/2005(a)
                                                                                TO
                                                                            11/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                        $   15.00
                                                                            =========
Investment operations:
  Net investment income(b)                                                        .23
  Net realized and unrealized loss                                               (.11)
                                                                            ---------
    Total from investment operations                                              .12
                                                                            ---------
Distributions to shareholders from:
  Net investment income                                                          (.19)
C
NET ASSET VALUE, END OF PERIOD                                              $   14.93
                                                                            =========
Total Return(c)                                                                   .83%(d)

RATIOS TO AVERAGE NET ASSETS*:
  Expenses, including expense reductions and expenses assumed and waived          .14%(d)
  Expenses, excluding expense reductions and expenses assumed and waived         8.13%(e)
  Net investment income                                                          5.01%(e)

                                                                           6/29/2005(a)
                                                                               TO
SUPPLEMENTAL DATA:                                                          11/30/2005
=======================================================================================
  Net assets, end of period (000)                                           $   6,403
  Portfolio turnover rate                                                         .05%
=======================================================================================

INCOME STRATEGY FUND

                                                                           6/29/2005(a)
                                                                                TO
                                                                            11/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                        $   15.00
                                                                            =========
Investment operations:
  Net investment income(b)                                                        .18
  Net realized and unrealized loss                                               (.10)
                                                                            ---------
    Total from investment operations                                              .08
                                                                            ---------
Distributions to shareholders from:
  Net investment income                                                          (.16)
                                                                            ---------
NET ASSET VALUE, END OF PERIOD                                              $   14.92
                                                                            =========
Total Return(c)                                                                   .55%(d)

RATIOS TO AVERAGE NET ASSETS*:
  Expenses, including expense reductions and expenses assumed and waived          .41%(d)
  Expenses, excluding expense reductions and expenses assumed and waived        10.03%(e)
  Net investment income                                                          4.29%(e)

                                                                           6/29/2005(a)
                                                                                TO
SUPPLEMENTAL DATA:                                                          11/30/2005
=======================================================================================
  Net assets, end of period (000)                                           $     326
  Portfolio turnover rate                                                         .05%
=======================================================================================

INCOME STRATEGY FUND

                                                                           6/29/2005(a)
                                                                                TO
                                                                            11/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                        $    15.00
                                                                            ==========
Investment operations:
  Net investment income(b)                                                         .18
  Net realized and unrealized loss                                                (.10)
                                                                            -----------
    Total from investment operations                                               .08
                                                                            -----------
Distributions to shareholders from:
  Net investment income                                                           (.17)
                                                                            -----------
NET ASSET VALUE, END OF PERIOD                                              $    14.91
                                                                            ==========
Total Return(c)                                                                    .57%(d)

RATIOS TO AVERAGE NET ASSETS*:
  Expenses, including expense reductions and expenses assumed and waived           .41%(d)
  Expenses, excluding expense reductions and expenses assumed and waived          6.26%(e)
  Net investment income                                                           3.88%(e)

                                                                           6/29/2005(a)
                                                                                TO
SUPPLEMENTAL DATA:                                                          11/30/2005
=======================================================================================
  Net assets, end of period (000)                                           $    2,525
  Portfolio turnover rate                                                          .05%
=======================================================================================

INCOME STRATEGY FUND

                                                                           6/29/2005(a)
                                                                                TO
                                                                            11/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                        $   15.00
                                                                            =========
Investment operations:
  Net investment income(b)                                                        .15
  Net realized and unrealized loss                                               (.03)
                                                                            ----------
    Total from investment operations                                              .12
                                                                            ----------
Distributions to shareholders from:
  Net investment income                                                          (.16)
                                                                            ----------
NET ASSET VALUE, END OF PERIOD                                              $   14.96
                                                                            =========
Total Return(c)                                                                   .83%(d)

RATIOS TO AVERAGE NET ASSETS*:
  Expenses, including expense reductions and expenses assumed and waived          .14%(d)
  Expenses, excluding expense reductions and expenses assumed and waived         7.67%+(e)
  Net investment income                                                          3.52%+(e)

                                                                           6/29/2005(a)
                                                                                TO
SUPPLEMENTAL DATA:                                                          11/30/2005
=======================================================================================
  Net assets, end of period (000)                                           $       1
  Portfolio turnover rate                                                         .05%
=======================================================================================

FINANCIAL HIGHLIGHTS (CONCLUDED)
INCOME STRATEGY FUND

                                                                           6/29/2005(a)
                                                                                TO
                                                                            11/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                        $   15.00
                                                                            =========
Investment operations:
  Net investment income(b)                                                        .15
  Net realized and unrealized gain                                                .01
                                                                            ---------
    Total from investment operations                                              .16
                                                                            -----------
Distributions to shareholders from:
  Net investment income                                                         (.21)
                                                                            ---------
NET ASSET VALUE, END OF PERIOD                                              $   14.95
                                                                            =========
Total Return(c)                                                                  1.07%(d)

RATIOS TO AVERAGE NET ASSETS*:
  Expenses, including expense reductions and expenses assumed and waived          .00%(d)
  Expenses, excluding expense reductions and expenses assumed and waived         7.31%+(e)
  Net investment income                                                          3.88%+(e)

                                                                           6/29/2005(a)
                                                                                TO
SUPPLEMENTAL DATA:                                                          11/30/2005
=======================================================================================
  Net assets, end of period (000)                                           $       1
  Portfolio turnover rate                                                         .05%
=======================================================================================

*    Does not include expenses of the Underlying Funds in which the Fund invests.
+    The ratios have been determined on a Fund basis.
(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is July 1, 2005.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Not annualized.
(e)  Annualized.

FINANCIAL HIGHLIGHTS
BALANCED STRATEGY FUND

                                                                            YEAR ENDED 11/30
                                                     -------------------------------------------------------------
                                                       2005        2004             2003       2002         2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $   11.53   $   10.58       $    9.67   $   10.80   $   11.64
                                                     =========   =========       =========   =========   =========
Investment operations:
  Net investment income(b)                                 .35         .37             .35         .42         .52
  Net realized and unrealized gain (loss)                  .12         .91            1.04       (1.14)       (.26)
                                                     ---------   ---------       ---------   ---------   ---------
    Total from investment operations                       .47        1.28            1.39        (.72)        .26
                                                     ---------   ---------       ---------   ---------   ---------
Distributions to shareholders from:
  Net investment income                                   (.37)       (.33)           (.32)       (.41)       (.56)
  Paid-in capital                                            -           -               -           -        (.05)
  Net realized gain                                       (.10)          -(e)         (.16)          -        (.49)
                                                     ---------   ---------       ---------   ---------   ---------
    Total distributions                                   (.47)       (.33)           (.48)       (.41)      (1.10)
                                                     ---------   ---------       ---------   ---------   ---------
NET ASSET VALUE, END OF YEAR                         $   11.53   $   11.53       $   10.58   $    9.67   $   10.80
                                                     =========   =========       =========   =========   =========
Total Return(c)                                           4.12%      12.29%          15.19%      (6.76)%      2.24%

RATIOS TO AVERAGE NET ASSETS*:
  Expenses, including expense
    reductions and expenses
    assumed and waived                                     .35%        .37%            .40%        .38%        .32%
  Expenses, excluding expense
    reductions and expenses
    assumed and waived                                     .65%        .80%           1.40%       1.39%       1.47%
  Net investment income                                   3.03%       3.35%           3.50%       4.19%       4.72%

                                                                            YEAR ENDED 11/30
                                                     -------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2005        2004             2003       2002         2001
==================================================================================================================
  Net assets, end of year (000)                      $ 879,442   $ 704,342       $ 399,266   $ 154,128   $  98,032
  Portfolio turnover rate                                  .00%        .00%            .00%        .00%      30.69%
==================================================================================================================

BALANCED STRATEGY FUND

                                                                            YEAR ENDED 11/30
                                                     -------------------------------------------------------------
                                                       2005        2004             2003       2002         2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $   11.52   $   10.57       $    9.67   $   10.79   $   11.63
                                                     =========   =========       =========   =========   =========
Investment operations:
  Net investment income(b)                                 .27         .30             .28         .36         .46
  Net realized and unrealized gain (loss)                  .13         .91            1.05       (1.14)       (.28)
                                                     ---------   ---------       ---------   ---------   ---------
    Total from investment operations                       .40        1.21            1.33        (.78)        .18
                                                     ---------   ---------       ---------   ---------   ---------
Distributions to shareholders from:
  Net investment income                                   (.30)       (.26)           (.27)       (.34)       (.48)
  Paid-in capital                                            -           -               -           -        (.05)
  Net realized gain                                       (.10)          -(e)         (.16)          -        (.49)
                                                     ---------   ---------       ---------   ---------   ---------
    Total distributions                                   (.40)       (.26)           (.43)       (.34)      (1.02)
                                                     ---------   ---------       ---------   ---------   ---------
NET ASSET VALUE, END OF YEAR                         $   11.52   $   11.52       $   10.57   $    9.67   $   10.79
                                                     =========   =========       =========   =========   =========
Total Return(c)                                           3.49%      11.64%          14.40%      (7.32)%      1.54%

RATIOS TO AVERAGE NET ASSETS*:
  Expenses, including expense
    reductions and expenses
    assumed and waived                                    1.00%       1.01%           1.04%       1.00%       1.00%
  Expenses, excluding expense
    reductions and expenses
    assumed and waived                                    1.30%       1.50%           2.04%       2.01%       2.15%
  Net investment income                                   2.38%       2.68%           2.86%       3.57%       4.16%

                                                                            YEAR ENDED 11/30
                                                     -------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2005        2004             2003       2002         2001
==================================================================================================================
  Net assets, end of year (000)                      $ 104,715   $  84,783       $  52,943   $  29,415   $  22,837
  Portfolio turnover rate                                  .00%        .00%            .00%        .00%      30.69%
==================================================================================================================

BALANCED STRATEGY FUND

                                                                            YEAR ENDED 11/30
                                                     -------------------------------------------------------------
                                                       2005        2004             2003       2002         2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $   11.51   $   10.56       $    9.66   $   10.80   $   11.61
                                                     =========   =========       =========   =========   =========
Investment operations:
  Net investment income(b)                                 .28         .30             .28         .36         .45
  Net realized and unrealized gain (loss)                  .11         .92            1.05       (1.14)       (.24)
                                                     ---------   ---------       ---------   ---------   ---------
    Total from investment operations                       .39        1.22            1.33        (.78)        .21
                                                     ---------   ---------       ---------   ---------   ---------
Distributions to shareholders from:
  Net investment income                                   (.30)       (.27)           (.27)       (.36)       (.48)
  Paid-in capital                                            -           -               -           -        (.05)
  Net realized gain                                       (.10)          -(e)         (.16)          -        (.49)
                                                     ---------   ---------       ---------   ---------   ---------
    Total distributions                                   (.40)       (.27)           (.43)       (.36)      (1.02)
                                                     ---------   ---------       ---------   ---------   ---------
NET ASSET VALUE, END OF YEAR                         $   11.50   $   11.51       $   10.56   $    9.66   $   10.80
                                                     =========   =========       =========   =========   =========
Total Return(c)                                           3.43%      11.68%          14.39%      (7.33)%      1.81%

RATIOS TO AVERAGE NET ASSETS*:
  Expenses, including expense
    reductions and expenses
    assumed and waived                                    1.00%       1.01%           1.04%        .98%        .82%
  Expenses, excluding expense
    reductions and expenses
    assumed and waived                                    1.30%       1.49%           2.04%       1.99%       1.97%
Net investment income                                     2.50%       2.75%           2.86%       3.59%       4.10%

                                                                            YEAR ENDED 11/30
                                                     -------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2005        2004             2003       2002         2001
==================================================================================================================
  Net assets, end of year (000)                      $ 119,578   $  82,232       $  42,090   $  23,968   $  19,835
  Portfolio turnover rate                                  .00%        .00%            .00%        .00%      30.69%
==================================================================================================================

BALANCED STRATEGY FUND

                                                                        YEAR ENDED 11/30             12/31/2002(a)
                                                               --------------------------------           TO
                                                                    2005               2004           11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                           $       11.51      $       10.57      $        9.15
                                                               =============      =============      =============
Investment operations:
  Net investment income(b)                                               .41                .51                .34
  Net realized and unrealized gain                                       .04                .76               1.34
                                                               -------------      -------------      -------------
    Total from investment operations                                     .45               1.27               1.68
                                                               -------------      -------------      -------------
Distributions to shareholders from:
  Net investment income                                                 (.36)              (.33)              (.26)
  Net realized gain                                                     (.10)                 -(e)               -
                                                               -------------      -------------      -------------
    Total distributions                                                 (.46)              (.33)              (.26)
                                                               -------------      -------------      -------------
NET ASSET VALUE, END OF PERIOD                                 $       11.50      $       11.51      $       10.57
                                                               =============      =============      =============
Total Return(c)                                                         4.00%             12.21%             18.69%(d)

RATIOS TO AVERAGE NET ASSETS*:
  Expenses, including expense reductions and
    expenses assumed and waived                                          .45%               .45%               .45%(d)+
  Expenses, excluding expense reductions and
    expenses assumed and waived                                          .75%               .83%              1.36%(d)+
  Net investment income                                                 3.59%              4.63%              3.12%(d)+

                                                                        YEAR ENDED 11/30             12/31/2002(a)
                                                               --------------------------------           TO
SUPPLEMENTAL DATA:                                                 2005               2004           11/30/2003
==================================================================================================================
  Net assets, end of period (000)                              $       2,520      $         715      $          26
  Portfolio turnover rate                                                .00%               .00%               .00%
==================================================================================================================

FINANCIAL HIGHLIGHTS (CONCLUDED)
BALANCED STRATEGY FUND

                                                                                                      10/20/2004(a)
                                                                                    YEAR ENDED             TO
                                                                                    11/30/2005          11/30/2004
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                               $       11.53      $       11.01
                                                                                   =============      =============
Investment operations:
  Net investment income(b)                                                                   .38                .14
  Net realized and unrealized gain                                                           .13                .41
                                                                                   -------------      -------------
    Total from investment operations                                                         .51                .55
                                                                                   -------------      -------------
Distributions to shareholders from:
  Net investment income                                                                     (.40)              (.03)
  Net realized gain                                                                         (.10)                 -
                                                                                   -------------      -------------
    Total distributions                                                                     (.50)              (.03)
                                                                                   -------------      -------------
NET ASSET VALUE, END OF PERIOD                                                     $       11.54      $       11.53
                                                                                   =============      =============
Total Return(c)                                                                             4.57%              4.95%(d)

RATIOS TO AVERAGE NET ASSETS*:
  Expenses, including expense reductions and expenses assumed and waived                     .00%               .00%(d)
  Expenses, excluding expense reductions and expenses assumed and waived                     .30%               .05%(d)
  Net investment income                                                                     3.32%              1.23%(d)

                                                                                                      10/20/2004(a)
                                                                                    YEAR ENDED             TO
SUPPLEMENTAL DATA:                                                                  11/30/2005          11/30/2004
===================================================================================================================
  Net assets, end of period (000)                                                  $         531      $         441
  Portfolio turnover rate                                                                    .00%               .00%
===================================================================================================================

+    The ratios have been determined on a Fund basis.
* Does not include expenses of the Underlying Funds in which the Fund invests.
(a)  Commencement of offering of class shares.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Not annualized.
(e)  Amount is less than $.01

FINANCIAL HIGHLIGHTS
WORLD GROWTH & INCOME STRATEGY FUND

                                                                           6/29/2005(a)
                                                                                TO
                                                                            11/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                       $    15.00
                                                                           ==========
Investment operations:
  Net investment income(b)                                                        .05
  Net realized and unrealized gain                                                .62
                                                                           ----------
    Total from investment operations                                              .67
                                                                           ----------
Distributions to shareholders from:
  Net investment income                                                          (.05)
                                                                           ----------
NET ASSET VALUE, END OF PERIOD                                             $    15.62
                                                                           ==========
Total Return(c)                                                                  4.48%(d)

RATIOS TO AVERAGE NET ASSETS*:
  Expenses, including expense reductions and expenses assumed and waived          .14%(d)
  Expenses, excluding expense reductions and expenses assumed and waived         2.58%(f)
  Net investment income                                                          1.17%(f)

                                                                           6/29/2005(a)
                                                                                TO
SUPPLEMENTAL DATA:                                                          11/30/2005
=======================================================================================
  Net assets, end of period (000)                                           $  26,193
  Portfolio turnover rate                                                         .06%
=======================================================================================

WORLD GROWTH & INCOME STRATEGY FUND

                                                                           6/29/2005(a)
                                                                                TO
                                                                            11/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                       $    15.00
                                                                           ==========
Investment operations:
  Net investment income(b)                                                        .01
  Net realized and unrealized gain                                                .62
                                                                           ----------
    Total from investment operations                                              .63
                                                                           ----------
Distributions to shareholders from:
  Net investment income                                                          (.04)
                                                                           ----------
NET ASSET VALUE, END OF PERIOD                                             $    15.59
                                                                           ==========
Total Return(c)                                                                  4.24%(d)

RATIOS TO AVERAGE NET ASSETS*:
  Expenses, including expense reductions and expenses assumed and waived          .41%(d)
  Expenses, excluding expense reductions and expenses assumed and waived         2.92%(f)
  Net investment income                                                           .53%(f)

                                                                           6/29/2005(a)
                                                                                TO
SUPPLEMENTAL DATA:                                                          11/30/2005
=======================================================================================
  Net assets, end of period (000)                                          $    2,386
  Portfolio turnover rate                                                         .06%
=======================================================================================

WORLD GROWTH & INCOME STRATEGY FUND

                                                                           6/29/2005(a)
                                                                                TO
                                                                            11/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                       $    15.00
                                                                           ==========
Investment operations:
  Net investment income(b)                                                        .01
  Net realized and unrealized gain                                                .62
                                                                           ----------
    Total from investment operations                                              .63
                                                                           ----------
Distributions to shareholders from:
  Net investment income                                                          (.04)
                                                                           ----------
NET ASSET VALUE, END OF PERIOD                                             $    15.59
                                                                           ==========
Total Return(c)                                                                  4.23%(d)

RATIOS TO AVERAGE NET ASSETS*:
  Expenses, including expense reductions and expenses assumed and waived          .41%(d)
  Expenses, excluding expense reductions and expenses assumed and waived         2.81%(f)
  Net investment income                                                           .52%(f)

                                                                           6/29/2005(a)
                                                                                TO
SUPPLEMENTAL DATA:                                                          11/30/2005
=======================================================================================
  Net assets, end of period (000)                                          $    7,017
  Portfolio turnover rate                                                         .06%
=======================================================================================

WORLD GROWTH & INCOME STRATEGY FUND

                                                                           6/29/2005(a)
                                                                                TO
                                                                            11/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                       $    15.00
                                                                           ==========
Investment operations:

  Net investment income(b)                                                        .05
  Net realized and unrealized gain                                                .62
                                                                           ----------
    Total from investment operations                                              .67
                                                                           ----------
Distributions to shareholders from:
  Net investment income                                                          (.04)
                                                                           ----------
NET ASSET VALUE, END OF PERIOD                                             $    15.63
                                                                           ==========
Total Return(c)                                                                  4.48%(d)

RATIOS TO AVERAGE NET ASSETS*:
  Expenses, including expense reductions and expenses assumed and waived          .13%(d)
  Expenses, excluding expense reductions and expenses assumed and waived         2.51%+(f)
  Net investment income                                                          0.79%+(f)

                                                                           6/29/2005(a)
                                                                                TO
SUPPLEMENTAL DATA:                                                          11/30/2005
=======================================================================================
  Net assets, end of period (000)                                          $        1
  Portfolio turnover rate                                                         .06%
=======================================================================================

FINANCIAL HIGHLIGHTS (CONCLUDED)
WORLD GROWTH & INCOME STRATEGY FUND

                                                                           6/29/2005(a)
                                                                                TO
                                                                            11/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                       $   15.00
                                                                           =========
Investment operations:
  Net investment income(b)                                                       .07
  Net realized and unrealized gain                                               .62
                                                                           ---------
    Total from investment operations                                             .69
                                                                           ---------
Distributions to shareholders from:
  Net investment income                                                         (.05)
                                                                           ---------
NET ASSET VALUE, END OF PERIOD                                             $   15.64
                                                                           =========
Total Return(c)                                                                 4.63%(d)

RATIOS TO AVERAGE NET ASSETS*:
  Expenses, including expense reductions and expenses assumed and waived         .00%(d)(e)
  Expenses, excluding expense reductions and expenses assumed and waived        2.15%+(f)
  Net investment income                                                         1.15%+(f)

                                                                           6/29/2005(a)
                                                                                TO
SUPPLEMENTAL DATA:                                                          11/30/2005
=======================================================================================
  Net assets, end of period (000)                                          $     778
  Portfolio turnover rate                                                        .06%
=======================================================================================

*    Does not include expenses of the Underlying Funds in which the Fund invests.
+    The ratios have been determined on a Fund basis
(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is July 1, 2005.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Not annualized.
(e)  Amount is less than 0.01%
(f)  Annualized.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of nine funds. This report covers the following three funds and their respective classes (separately, a "Fund" and collectively, the "Funds"); Lord Abbett Income Strategy Fund ("Income Strategy Fund"), Lord Abbett Balanced Strategy Fund ("Balanced Strategy Fund," formerly known as Balanced Series) and Lord Abbett World Growth & Income Strategy Fund ("World Growth & Income Strategy Fund"), Classes A, B, C, P and Y shares. Income Strategy Fund and World Growth & Income Strategy Fund commenced investment operations and were effective with the SEC on June 29, 2005. Shares first became available to the public on July 1, 2005.

Income Strategy Fund's investment objective is to seek a high level of current income. Balanced Strategy Fund's investment objective is to seek current income and capital growth. World Growth & Income Strategy Fund's investment objective is to seek long-term capital appreciation and growth of income. Income Strategy Fund, Balanced Strategy Fund and World Growth & Income Strategy Fund invest in other mutual funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC ("Lord Abbett").

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Short-term securities with remaining maturities of 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fee is based on average daily net assets at the following annual rates:

                                        MANAGEMENT FEES        CONTRACTUAL WAIVER(1)
------------------------------------------------------------------------------------
Income Strategy Fund                                .10%                        .10%
Balanced Strategy Fund                              .10%                        .10%
World Growth & Income Strategy Fund                 .10%                        .10%

(1) For the fiscal year ended November 30, 2005, Lord Abbett contractually agreed to waive all of its management fees. The contractual waiver of management fees has been renewed for the fiscal year ending November 30, 2006.

Income Strategy Fund, Balanced Strategy Fund and the World Growth & Income Strategy Fund have each entered into a Servicing Arrangement with the Underlying Funds in which they each invest (Lord Abbett Affiliated Fund, Inc., Lord Abbett Bond-Debenture Fund, Inc., Lord Abbett Large-Cap Growth Fund, Lord Abbett Investment Trust-High Yield Fund and Total Return Fund, Lord Abbett Research Fund, Inc.-America's Value Fund, Growth Opportunities Fund and Large Cap-Core Fund, and Lord Abbett Securities Trust-International Core Equity Fund), pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Income Strategy Fund, Balanced Strategy Fund and World

Growth & Income Strategy Fund in proportion to the average daily value of total Underlying Fund shares owned by each of the Funds. The expenses assumed by the Underlying Funds are reflected in Expenses Assumed by Underlying Fund on each Fund's Statement of Operations.

12b-1 DISTRIBUTION PLANS

Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEES                                            CLASS A        CLASS B         CLASS C        CLASS P
-----------------------------------------------------------------------------------------------------
Service                                          .25%             .25%            .25%           .20%
Distribution                                     .10%(1)          .75%            .75%           .25%

(1) The amount of CDSC collected by the Balanced Strategy Fund during the year ended November 30, 2005 was $4,903.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of the Funds, after concessions were paid to authorized dealers, for the year ended November 30, 2005:

                                                                        DISTRIBUTOR          DEALERS'
                                                                        COMMISSIONS       CONCESSIONS
-----------------------------------------------------------------------------------------------------
Income Strategy Fund                                                   $     33,762       $   170,353
Balanced Strategy Fund                                                    1,359,874         7,115,928
World Growth & Income Strategy Fund                                         110,249           586,522

The Distributor received the following amount of CDSCs for the year ended November 30, 2005.

                                                                          CLASS A           CLASS C
-----------------------------------------------------------------------------------------------------
Income Strategy Fund                                                   $          -       $         1
Balanced Strategy Fund                                                        2,849            19,265
World Growth & Income Strategy Fund                                               -                46

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Balanced Strategy Fund and Income Strategy Fund and declared and paid quarterly for World Growth & Income Strategy Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

On December 8, 2005, distributions of $6,250,000 and $32,418,000 of ordinary income and long-term capital gains, respectively, were declared by the Balanced Strategy Fund. The distributions were paid on December 20, 2005 to shareholders of record on December 19, 2005.

The tax character of distributions paid during the fiscal years ended November 30, 2005 and 2004 are as follows:

                                        INCOME STRATEGY FUND             BALANCED STRATEGY FUND
-----------------------------------------------------------------------------------------------
                                                PERIOD ENDED
                                                 11/30/2005*         11/30/2005      11/30/2004
-----------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                               $       61,563       $ 30,090,521  $   19,322,571
Net long-term capital gains                                -          7,591,511          39,316
-----------------------------------------------------------------------------------------------
  Total distributions paid                    $       61,563       $ 37,682,032  $   19,361,887
===============================================================================================

                                       WORLD GROWTH & INCOME
                                               STRATEGY FUND
------------------------------------------------------------
                                                PERIOD ENDED
                                                 11/30/2005*
------------------------------------------------------------
Distributions paid from:
Ordinary income                                $      35,288
------------------------------------------------------------
  Total distributions paid                     $      35,288
============================================================

* For the period 6/29/05 (commencement of operations) to 11/30/05

As of November 30, 2005, the Funds' components of accumulated earnings (losses) on a tax-basis are as follows:

                                        INCOME STRATEGY FUND        BALANCED STRATEGY FUND
------------------------------------------------------------------------------------------
Undistributed ordinary income - net             $        360                 $   5,380,703
Undistributed long-term capital gains                      -                    32,417,107
------------------------------------------------------------------------------------------
Total undistributed earnings                    $        360                 $  37,797,810
Capital loss carryforwards*                               (4)                            -
Temporary differences                                 39,770                       (40,550)
Unrealized gains (losses) - net                      (76,821)                   32,196,886
------------------------------------------------------------------------------------------
  Total accumulated earning (losses) - net      $    (36,695)                $  69,954,146
==========================================================================================

WORLD GROWTH & INCOME
   STRATEGY FUND
Undistributed ordinary income - net             $      1,740
------------------------------------------------------------
Total undistributed earnings                    $      1,740
Capital loss carryforwards*                               (7)
Temporary differences                                   (247)
Unrealized gains - net                               568,316
------------------------------------------------------------
  Total accumulated earning - net               $    569,802
============================================================

*As of August 31, 2005 and November 30, 2005, the tax year ends for the Income Strategy Fund and the World Growth & Income Strategy Fund, respectively, the capital loss carryforwards, along with the related expiration dates, are as follows:

                                                                         2013        TOTAL
------------------------------------------------------------------------------------------
Income Strategy Fund                                                   $    4      $     4
World Growth & Income Strategy Fund                                         7            7

As of November 30, 2005, the Funds' aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                        INCOME STRATEGY FUND        BALANCED STRATEGY FUND
------------------------------------------------------------------------------------------
Tax cost                                        $  8,948,953              $  1,073,056,755
------------------------------------------------------------------------------------------
Gross unrealized gain                                 14,124                    40,717,160
Gross unrealized loss                                (90,945)                   (8,520,274)
------------------------------------------------------------------------------------------
  Net unrealized security gain/loss             $    (76,821)             $     32,196,886
==========================================================================================

                                       WORLD GROWTH & INCOME
                                               STRATEGY FUND
------------------------------------------------------------
Tax cost                                        $ 34,135,626
------------------------------------------------------------
Gross unrealized gain                                635,217
Gross unrealized loss                                (66,901)
------------------------------------------------------------
  Net unrealized security gain                  $    568,316
============================================================

The difference between book-basis and tax-basis unrealized gains is primarily attributable to wash sales and other temporary tax adjustments.

Permanent items identified during the year ended November 30, 2005, have been reclassified among the components of net assets based on their tax-basis treatment as follows:

                                                UNDISTRIBUTED
                                               (DISTRIBUTIONS
                                                IN EXCESS OF)        ACCUMULATED
                                               NET INVESTMENT       NET REALIZED
                                                       INCOME        GAIN (LOSS)       PAID-IN CAPITAL
------------------------------------------------------------------------------------------------------
Income Strategy Fund                           $        5,351       $     (4,966)      $          (385)
Balanced Strategy Fund                              2,974,644         (2,974,644)                    -
World Growth & Income Strategy Fund                     3,539                  -                (3,539)

The permanent differences are primarily attributable to the tax treatment of certain expenses and distributions from Underlying Funds.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2005 are as follows:

                                                    PURCHASES              SALES
--------------------------------------------------------------------------------
Income Strategy Fund                            $   8,609,363           $  1,700
Balanced Strategy Fund                             273,992,61                  -
World Growth & Income Strategy Fund                33,241,794              7,214

There were no purchases or sales of U.S. Government securities for the year ended November 30, 2005.

6.   TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' Fees on the Statements of Operations and in Trustees' Fees Payable on the Statements of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

9.   INVESTMENT RISKS

Income Strategy Fund's, Balanced Strategy Fund's, and World Growth & Income Strategy Fund's (each, a "Strategic Allocation Fund") investments are each concentrated in the Underlying Funds and, as a result, a Strategic Allocation Fund's performance is directly related to the Underlying Funds' performance. Each Strategic Allocation Fund's ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Strategic Allocation Fund's particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Strategic Allocation Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Strategic Allocation Fund invests in them. The value of the Underlying Funds' investments and the net asset values of the shares of both the Strategic Allocation Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Each Strategic Allocation Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to an Underlying Fund, a risk that is greater with high yield bonds in which one or more of the Underlying Funds may invest. Some issuers, particularly of high yield bonds (sometimes called "junk bonds"), may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Strategic Allocation Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund's assessment of market conditions or companies held in the Underlying Fund is wrong, a Strategic Allocation Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Because the Income Strategy Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with debt securities. Similarly, since the World Growth & Income Strategy Fund will be more heavily invested in equity funds than fixed income funds, it will be more affected by the risks associated with stocks and other equity investments. Given the Balanced Strategy Fund's more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

These factors can affect Fund performance.

10.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

INCOME STRATEGY FUND
-----------------------------------------------------------------------------------------------------

                                                                                         PERIOD ENDED
                                                                                   NOVEMBER 30, 2005*
-----------------------------------------------------------------------------------------------------
                                                                             SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                                                                 433,313       $ 6,490,030
Reinvestment of distributions                                                 2,412            35,988
Shares reacquired                                                            (6,962)         (104,350)
-----------------------------------------------------------------------------------------------------
Increase                                                                    428,763       $ 6,421,668
-----------------------------------------------------------------------------------------------------

CLASS B SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                                                                  21,783       $   326,199
Reinvestment of distributions                                                    86             1,278
Shares reacquired                                                                (6)              (89)
-----------------------------------------------------------------------------------------------------
Increase                                                                     21,863       $   327,388
-----------------------------------------------------------------------------------------------------

CLASS C SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                                                                 169,919       $ 2,550,938
Reinvestment of distributions                                                   528             7,871
Shares reacquired                                                            (1,127)          (16,754)
-----------------------------------------------------------------------------------------------------
Increase                                                                    169,320       $ 2,542,055
-----------------------------------------------------------------------------------------------------

CLASS P SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                                                                  66.667       $     1,000
Reinvestment of distributions                                                  .732                11
-----------------------------------------------------------------------------------------------------
Increase                                                                     67.399       $     1,011
-----------------------------------------------------------------------------------------------------

CLASS Y SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                                                                 146.090        $    2,196
Reinvestment of distributions                                                 1.405                21
Shares reacquired                                                           (79.889)           (1,187)
-----------------------------------------------------------------------------------------------------
Increase                                                                     67.606        $    1,030
-----------------------------------------------------------------------------------------------------

* For the period June 29, 2005 (commencement of investment operations) to November 30, 2005.

BALANCED STRATEGY FUND
-----------------------------------------------------------------------------------------------------

                                                         YEAR ENDED                                YEAR ENDED
                                                  NOVEMBER 30, 2005                         NOVEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------
                                        SHARES               AMOUNT               SHARES               AMOUNT
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                         22,746,566        $ 259,402,861           27,448,115        $ 302,280,662
Reinvestment of distributions        2,639,333           30,246,216            1,436,173           15,806,839
Shares reacquired                  (10,219,637)        (116,650,655)          (5,545,003)         (61,165,215)
-------------------------------------------------------------------------------------------------------------
Increase                            15,166,262        $ 172,998,422           23,339,285        $ 256,922,286
-------------------------------------------------------------------------------------------------------------

CLASS B SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                          2,755,814        $  31,406,112            3,046,457        $  33,558,120
Reinvestment of distributions          230,807            2,645,391              121,699            1,338,282
Shares reacquired                   (1,255,313)         (14,318,246)            (816,336)          (8,991,369)
-------------------------------------------------------------------------------------------------------------
Increase                             1,731,308        $  19,733,257            2,351,820        $  25,905,033
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                          4,608,275        $  52,505,761            3,980,076        $  43,863,769
Reinvestment of distributions          187,101            2,141,652               87,060              956,737
Shares reacquired                   (1,546,730)         (17,618,030)            (905,923)          (9,977,712)
-------------------------------------------------------------------------------------------------------------
Increase                             3,248,646        $  37,029,383            3,161,213        $  34,842,794
-------------------------------------------------------------------------------------------------------------

CLASS P SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                            182,782        $   2,080,559               67,124        $     738,566
Reinvestment of distributions            4,476               51,062                  612                6,749
Shares reacquired                      (30,282)            (342,929)              (8,074)             (88,105)
-------------------------------------------------------------------------------------------------------------
Increase                               156,976        $   1,788,692               59,662        $     657,210
-------------------------------------------------------------------------------------------------------------

                                                                                                 PERIOD ENDED
                                                                                          NOVEMBER 30, 2004**
-------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                              7,455        $      85,797               38,557        $     423,380
Reinvestment of distributions            1,848               21,182                   83                  954
Shares reacquired                       (1,498)             (17,253)                (413)              (4,639)
-------------------------------------------------------------------------------------------------------------
Increase                                 7,805        $      89,726               38,227        $     419,695
-------------------------------------------------------------------------------------------------------------

** For the period October 20, 2004 (commencement of offering of class shares) to November 30, 2004.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

WORLD GROWTH & INCOME STRATEGY FUND
--------------------------------------------------------------------

                                                        PERIOD ENDED
                                                NOVEMBER 30, 2005***
--------------------------------------------------------------------
                                             SHARES           AMOUNT
--------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------
Shares sold                               1,695,782    $  26,079,066
Reinvestment of distributions                 1,476           22,571
Shares reacquired                           (20,403)        (315,421)
--------------------------------------------------------------------
Increase                                  1,676,855    $  25,786,216
--------------------------------------------------------------------

CLASS B SHARES
--------------------------------------------------------------------
Shares sold                                 153,510    $   2,354,679
Reinvestment of distributions                    79            1,207
Shares reacquired                              (471)          (7,286)
--------------------------------------------------------------------
Increase                                    153,118    $   2,348,600
--------------------------------------------------------------------

CLASS C SHARES
--------------------------------------------------------------------
Shares sold                                 450,883    $   6,927,705
Reinvestment of distributions                   106            1,614
Shares reacquired                              (984)         (15,186)
--------------------------------------------------------------------
Increase                                    450,005    $   6,914,133
--------------------------------------------------------------------

CLASS P SHARES
--------------------------------------------------------------------
Shares sold                                  66.667    $       1,000
Reinvestment of distributions                 0.180                3
--------------------------------------------------------------------
Increase                                     66.847    $       1,003
--------------------------------------------------------------------

CLASS Y SHARES
--------------------------------------------------------------------
Shares sold                                  49,615    $     757,286
Reinvestment of distributions                   172            2,636
Shares reacquired                               (49)            (750)
--------------------------------------------------------------------
Increase                                     49,738    $     759,172
--------------------------------------------------------------------

*** For the period June 29, 2005 (commencement of investment operations) to November 30, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS,
LORD ABBETT INVESTMENT TRUST - LORD ABBETT INCOME STRATEGY FUND, LORD ABBETT BALANCED STRATEGY FUND AND LORD ABBETT WORLD GROWTH & INCOME STRATEGY FUND:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Investment Trust - Lord Abbett Income Strategy Fund, Lord Abbett Balanced Strategy Fund (formerly known as Balanced Series) and Lord Abbett World Growth & Income Strategy Fund (the "Funds") as of November 30, 2005, and the related statements of operations for the periods then ended and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Investment Trust - Lord Abbett Income Strategy Fund, Lord Abbett Balanced Strategy Fund and Lord Abbett World Growth & Income Strategy Fund as of November 30, 2005, the results of their operations for the periods then ended and the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
New York, New York
January 27, 2006

INVESTMENTS IN UNDERLYING FUNDS (UNAUDITED)

Income Strategy Fund, Balanced Strategy Fund, and World Growth & Income Strategy Fund invest in other funds ("Underlying Funds") managed by Lord Abbett. As of November 30, 2005, the Funds' investments were allocated among the Underlying Funds as follows:

INCOME STRATEGY FUND'S INVESTMENTS:
UNDERLYING FUND NAME                                                     % OF INVESTMENTS
-----------------------------------------------------------------------------------------
Lord Abbett Affiliated Fund, Inc. - Class Y                                         11.37%
Lord Abbett Research Fund, Inc. - America's Value Fund - Class Y                    19.32%
Lord Abbett Investment Trust - High Yield Fund - Class Y                            38.77%
Lord Abbett Investment Trust - Total Return Fund - Class Y                          26.69%

BALANCED STRATEGY FUND'S INVESTMENTS:
UNDERLYING FUND NAME                                                     % OF INVESTMENTS
-----------------------------------------------------------------------------------------
Lord Abbett Affiliated Fund, Inc. - Class Y                                         46.33%
Lord Abbett Bond-Debenture Fund, Inc. - Class Y                                     25.15%
Lord Abbett Research Fund, Inc. - Large Cap-Core Fund - Class Y                     11.14%
Lord Abbett Investment Trust - Total Return Fund - Class Y                          15.82%

WORLD GROWTH & INCOME STRATEGY FUND'S INVESTMENTS:
UNDERLYING FUND NAME                                                     % OF INVESTMENTS
-----------------------------------------------------------------------------------------
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class Y                5.03%
Lord Abbett Securities Trust - International Core Equity Fund - Class Y             29.24%
Lord Abbett Large-Cap Growth Fund - Class Y                                         14.90%
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class Y                     24.18%
Lord Abbett Investment Trust - Total Return Fund - Class Y                          24.06%

The Ten Largest Holdings and the Holdings by Sector, as of November 30, 2005, for each Underlying Fund are presented below. A complete schedule of holdings for each Underlying Fund is filed with the Securities and Exchange Commission ("SEC") on Form N-Q as of the end of each respective Underlying Fund's first and third fiscal quarters.

LORD ABBETT AFFILIATED FUND, INC.

TEN LARGEST HOLDINGS                                                     % OF INVESTMENTS
-----------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                    4.89%
Proctor & Gamble Co. (The)                                                           3.46%
Repurchase Agreement                                                                 2.55%
Pfizer, Inc.                                                                         2.41%
Novartis AG ADR                                                                      2.38%
Wyeth                                                                                2.18%
Kraft Foods, Inc. Class A                                                            2.17%
General Electric Co.                                                                 2.12%
Emerson Electric Co.                                                                 2.11%
International Paper Co.                                                              2.03%
Schlumberger Ltd.                                                                    2.01%
-----------------------------------------------------------------------------------------

HOLDINGS BY SECTOR                                                       % OF INVESTMENTS
-----------------------------------------------------------------------------------------
Auto & Transportation                                                                1.56%
Consumer Discretionary                                                               6.91%
Consumer Staples                                                                    14.62%
Energy                                                                               3.38%
Financial Services                                                                  15.25%
Healthcare                                                                          15.65%
Integrated Oils                                                                      4.89%
Materials and Processing                                                             8.58%
Other                                                                                5.00%
Producer Durables                                                                    7.04%
Technology                                                                           8.20%
Utilities                                                                            6.37%
Short-Term Investment                                                                2.55%
-----------------------------------------------------------------------------------------
Total                                                                              100.00%
=========================================================================================

LORD ABBETT BOND DEBENTURE FUND, INC.

TEN LARGEST HOLDINGS                                                     % OF INVESTMENTS
-----------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.00%, 2/15/2011                                                1.59%
General Motors Acceptance Corp., 7.25%, 3/2/2011                                     1.15%
Federal National Mortgage Assoc., 6.625%, 10/15/2007                                 0.96%
Qwest Capital Funding, 7.90%, 8/15/2010                                              0.96%
El Paso Corp., 7.00%, 5/15/2011                                                      0.85%
Allbritton Communications Co., 7.75%, 12/15/2012                                     0.81%
Federal National Mortgage Assoc., 6.00%, 11/1/2034                                   0.77%
Federal Home Loan Mortgage Corp., 5.75%, 4/15/2008                                   0.76%
Iron Mountain, Inc., 7.75%, 1/15/2015                                                0.63%
U.S. Treasury Note, 4.625% 5/15/2006                                                 0.62%
-----------------------------------------------------------------------------------------

HOLDINGS BY SECTOR                                                       % OF INVESTMENTS
-----------------------------------------------------------------------------------------
Agency                                                                               7.10%
Banking                                                                              1.32%
Basic Industry                                                                       8.30%
Brokerage                                                                            0.18%
Capital Goods                                                                        7.35%
Consumer Cyclical                                                                    5.70%
Consumer Non-Cyclical                                                                7.99%
Energy                                                                               8.81%
Finance & Investment                                                                 1.51%
Government Guaranteed                                                                3.13%
Insurance                                                                            0.39%
Media                                                                               10.06%
Mortgage Backed                                                                      0.26%
Services Cyclical                                                                   11.93%
Services Non-Cyclical                                                                6.35%
Technology & Electronics                                                             5.03%
Telecommunications                                                                   5.69%
Utilities                                                                            4.96%
Short-Term Investment                                                                3.94%
-----------------------------------------------------------------------------------------
Total                                                                              100.00%
=========================================================================================

LORD ABBETT LARGE-CAP GROWTH FUND

TEN LARGEST HOLDINGS                                                     % OF INVESTMENTS
-----------------------------------------------------------------------------------------
Motorola, Inc.                                                                       4.34%
Genentech, Inc.                                                                      3.24%
Proctor & Gamble Co. (The)                                                           3.17%
Target Corp.                                                                         3.06%
St. Jude Medical, Inc.                                                               3.04%
Best Buy Co., Inc.                                                                   2.89%
Google Inc. Class A                                                                  2.88%
Broadcom Corp. Class A                                                               2.86%
Texas Instruments, Inc.                                                              2.81%
Genzyme Corp.                                                                        2.77%
-----------------------------------------------------------------------------------------

HOLDINGS BY SECTOR                                                       % OF INVESTMENTS
-----------------------------------------------------------------------------------------
Consumer Discretionary                                                              19.82%
Consumer Staples                                                                     7.96%
Financials                                                                           6.39%
Healthcare                                                                          24.29%
Other                                                                                1.98%
Other Energy                                                                         4.30%
Producer Durables                                                                    1.21%
Technology                                                                          26.78%
Short-Term Investment                                                                7.27%
-----------------------------------------------------------------------------------------
Total                                                                              100.00%
=========================================================================================

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND

TEN LARGEST HOLDINGS                                                     % OF INVESTMENTS
-----------------------------------------------------------------------------------------
Mandalay Resort Group, 10.25%, 8/1/2007                                              2.26%
Chesapeake Energy Corp., 6.25%, 1/15/2018                                            2.03%
D.R. Horton, Inc., 6.88%, 5/1/2013                                                   1.92%
Peabody Energy Corp., 5.88%, 4/15/2016                                               1.80%
General Motors Acceptance Corp., 7.75%, 1/19/2010                                    1.75%
Rogers Wireless, Inc., 8.00%, 12/15/2012                                             1.68%
Airgate PCS, Inc., 7.90%, 10/15/2011                                                 1.65%
Allied Waste North America Inc., 7.25%, 3/15/2015                                    1.62%
Monongahela Power Co., 7.36%, 1/15/2010                                              1.38%
Hornbeck Offshore Services, Inc.                                                     1.30%
-----------------------------------------------------------------------------------------

HOLDINGS BY SECTOR                                                       % OF INVESTMENTS
-----------------------------------------------------------------------------------------
Basic Industry                                                                      10.39%
Brokerage                                                                            1.08%
Capital Goods                                                                        6.79%
Consumer Cyclical                                                                    8.88%
Consumer Non-Cyclical                                                                6.65%
Energy                                                                              10.09%
Financial Investment                                                                 0.54%
Media                                                                                6.65%
Services Cyclical                                                                   18.54%
Services Non-Cyclical                                                                6.14%
Technology & Electronics                                                             2.51%
Telecommunications                                                                  11.37%
Utilities                                                                            7.98%
Short-Term Investment                                                                2.39%
-----------------------------------------------------------------------------------------
Total                                                                              100.00%
=========================================================================================

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND

TEN LARGEST HOLDINGS                                                     % OF INVESTMENTS
-----------------------------------------------------------------------------------------
Federal National Mortgage TBA, 5.50%, 12/1/2005                                     13.48%
Federal Home Loan Mortgage TBA, 5.50%, 12/1/2005                                     4.48%
Ford Motor Credit Co., 6.875%, 2/1/2006                                              3.61%
Federal National Mortgage TBA, 6.00%, 12/1/2005                                      2.74%
Federal National Mortgage Assoc., 5.50%, 10/1/2035                                   2.56%
Morgan Stanley Capital I 2004-HQ3 A4, 4.80%, 1/13/2041                               2.50%
Wachovia Bank Commercial Mortgage Trust, 3.989%, 6/15/2035                           2.33%
LB-UBS Commercial Mortgage Trust, 2.964%, 1/15/2029                                  2.23%
LB-UBS Commercial Mortgage Trust, 4.394%, 3/15/2032                                  2.16%
U.S. Treasury Bond                                                                   2.14%
-----------------------------------------------------------------------------------------

HOLDINGS BY SECTOR                                                       % OF INVESTMENTS
-----------------------------------------------------------------------------------------
Auto                                                                                 1.38%
Capital Goods                                                                        0.15%
Consumer Cyclicals                                                                   0.73%
Consumer Services                                                                    0.71%
Consumer Staples                                                                     0.31%
Energy                                                                               0.76%
Financials                                                                          33.99%
Foreign Government                                                                   0.60%
Government                                                                          47.20%
Healthcare                                                                           0.34%
Integrated Oils                                                                      0.26%
Materials and Processing                                                             1.81%
Municipal                                                                            0.26%
Other                                                                                0.03%
Technology                                                                           0.25%
Telecommunications                                                                   1.09%
Utilities                                                                            1.39%
Short-Term Investments                                                               8.74%
-----------------------------------------------------------------------------------------
Total                                                                              100.00%
=========================================================================================

LORD ABBETT RESEARCH FUND, INC. - AMERICA'S VALUE FUND

TEN LARGEST HOLDINGS                                                     % OF INVESTMENTS
-----------------------------------------------------------------------------------------
PanAmSat Holding Corp.                                                               2.52%
Eastman Chemical Co.                                                                 2.48%
Georgia-Pacific Corp.                                                                2.36%
AT&T Inc.                                                                            2.32%
Tupperware Corp.                                                                     2.26%
R.R. Donnelly & Sons Co.                                                             2.06%
Ameren Corp.                                                                         2.01%
NiSource, Inc.                                                                       1.97%
Halliburton Co.                                                                      1.96%
Northeast Utilities                                                                  1.96%
-----------------------------------------------------------------------------------------

HOLDINGS BY SECTOR                                                       % OF INVESTMENTS
-----------------------------------------------------------------------------------------
Auto                                                                                 0.15%
Consumer Discretionary                                                              17.58%
Consumer Staples                                                                     4.70%
Electronics                                                                          0.12%
Energy                                                                               6.65%
Financials                                                                          18.29%
Healthcare                                                                           4.66%
Industrials                                                                          9.02%
Information Technology                                                               1.42%
Materials                                                                           17.23%
Telecommunication Services                                                           7.39%
Miscellaneous                                                                        0.21%
Utilities                                                                            9.48%
Short-Term Investment                                                                3.10%
-----------------------------------------------------------------------------------------
Total                                                                              100.00%
=========================================================================================

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND

TEN LARGEST HOLDINGS                                                     % OF INVESTMENTS
-----------------------------------------------------------------------------------------
CIT Group, Inc.                                                                      2.21%
Community Health Systems, Inc.                                                       2.12%
Halliburton Co.                                                                      2.07%
Monsanto Co.                                                                         2.03%
PacifiCare Health Systems, Inc.                                                      2.00%
Genzyme Corp.                                                                        1.99%
Weatherford Int'l., Ltd.                                                             1.74%
HCC Insurance Holdings, Inc.                                                         1.68%
Fisher Scientific Int'l., Inc.                                                       1.59%
Ingersoll-Rand Co., Ltd. Class A                                                     1.59%
-----------------------------------------------------------------------------------------

HOLDINGS BY SECTOR                                                       % OF INVESTMENTS
-----------------------------------------------------------------------------------------
Auto & Transportation                                                                3.71%
Consumer Discretionary                                                              19.60%
Consumer Staples                                                                     0.89%
Financials                                                                          11.52%
Healthcare                                                                          17.66%
Materials                                                                            6.32%
Other                                                                                1.40%
Other Energy                                                                         7.35%
Producer Durables                                                                    4.48%
Technology                                                                          15.87%
Utilities                                                                            1.02%
Short-Term Investment                                                               10.18%
-----------------------------------------------------------------------------------------
Total                                                                              100.00%
=========================================================================================

LORD ABBETT RESEARCH FUND, INC. - LARGE-CAP CORE FUND

TEN LARGEST HOLDINGS                                                     % OF INVESTMENTS
-----------------------------------------------------------------------------------------
General Electric Co.                                                                 3.34%
Proctor & Gamble Co. (The)                                                           3.25%
Microsoft Corp.                                                                      2.42%
Exxon Mobil Corp.                                                                    2.14%
PepsiCo, Inc.                                                                        2.01%
American Int'l. Group, Inc.                                                          1.97%
Novartis AG ADR                                                                      1.95%
Wyeth                                                                                1.95%
Wal-Mart Stores, Inc.                                                                1.93%
Motorola, Inc.                                                                       1.82%
-----------------------------------------------------------------------------------------

HOLDINGS BY SECTOR                                                       % OF INVESTMENTS
-----------------------------------------------------------------------------------------
Auto                                                                                 1.19%
Consumer Discretionary                                                               4.54%
Consumer Staples                                                                    15.82%
Financials                                                                          11.86%
Healthcare                                                                          23.94%
Integrated Oils                                                                      3.68%
Materials and Processing                                                             5.61%
Other                                                                                3.84%
Other Energy                                                                         2.50%
Producer Durables                                                                    3.68%
Technology                                                                          12.22%
Utilities                                                                            6.68%
Short-Term Investment                                                                4.44%
-----------------------------------------------------------------------------------------
Total                                                                              100.00%
=========================================================================================

INVESTMENTS IN UNDERLYING FUNDS (UNAUDITED) (CONCLUDED)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND

TEN LARGEST HOLDINGS                                                     % OF INVESTMENTS
-----------------------------------------------------------------------------------------
Sumitomo Corp.                                                                       1.87%
Takefuji Corp.                                                                       1.86%
BNP Paribas                                                                          1.83%
UBS AG Registered Shares                                                             1.80%
Royal Bank of Scotland Group (The) plc                                               1.77%
Nestle S.A. Registered Shares                                                        1.76%
BAE SYSTEMS plc                                                                      1.72%
Mizuho Financial Group, Inc.                                                         1.71%
Toyota Motor Corp.                                                                   1.68%
ING Groep N.V.                                                                       1.66%
-----------------------------------------------------------------------------------------

HOLDINGS BY SECTOR                                                       % OF INVESTMENTS
-----------------------------------------------------------------------------------------
Aerospace/Defense                                                                    1.74%
Air Transportation                                                                   1.01%
Auto                                                                                 3.74%
Banks                                                                               12.79%
Beverages                                                                            2.35%
Broadcasting                                                                         1.48%
Building Materials                                                                   1.03%
Chemicals                                                                            3.34%
Conglomerates                                                                        2.92%
Diversified                                                                          1.32%
Drugs                                                                                4.39%
Electronics                                                                         11.08%
Energy                                                                               0.53%
Engineering                                                                          0.83%
Financial Services                                                                  10.71%
Food                                                                                 2.89%
Healthcare                                                                           3.71%
Household Equipment and Products                                                     1.37%
Information Technology                                                               0.66%
Insurance                                                                            3.90%
Integrated Oils                                                                      5.78%
Machinery                                                                            0.66%
Materials and Processing                                                             1.13%
Miscellaneous                                                                        3.34%
Natural Gas                                                                          1.84%
Real Estate                                                                          0.54%
Retail                                                                               2.70%
Telecommunications                                                                   6.47%
Tobacco                                                                              1.47%
Water & Sewer                                                                        0.24%
Short-Term Investments                                                               4.04%
-----------------------------------------------------------------------------------------
Total                                                                              100.00%
=========================================================================================

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Trust's investment adviser.

INTERESTED TRUSTEE

The following Trustee is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 54 portfolios or series.

                             CURRENT POSITION
NAME,ADDRESS AND             LENGTH OF SERVICE    PRINCIPAL OCCUPATION                  OTHER
YEAR OF BIRTH                   WITH TRUST       DURING PAST FIVE YEARS             DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
ROBERT S. DOW                Trustee since       Managing Partner and Chief         N/A
Lord, Abbett & Co. LLC       1989; Chairman      Executive Officer of
90 Hudson Street             since 1996          Lord Abbett since 1996.
Jersey City, NJ 07302
(1945)

                                       --------------

INDEPENDENT TRUSTEES

The following independent or outside Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 54 portfolios or series.

                             CURRENT POSITION
NAME,ADDRESS AND             LENGTH OF SERVICE    PRINCIPAL OCCUPATION                  OTHER
YEAR OF BIRTH                   WITH TRUST       DURING PAST FIVE YEARS             DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW            Trustee since 1994  Managing General Partner,          Currently serves as
Lord, Abbett & Co. LLC                           Bigelow Media, LLC (since          director of Adelphia
c/o Legal Dept.                                  2000); Senior Adviser, Time        Communications,
90 Hudson Street                                 Warner Inc. (1998 - 2000);         Inc., Crane Co., and
Jersey City, NJ 07302                            Acting Chief Executive Officer     Huttig Building
(1941)                                           of Courtroom Television Network    Products Inc.
                                                 (1997 - 1998); President and
                                                 Chief Executive Officer of Time
                                                 Warner Cable Programming, Inc.
                                                 (1991 - 1997).

WILLIAM H.T. BUSH            Trustee since 1998  Co-founder and Chairman of the     Currently serves as
Lord, Abbett & Co. LLC                           Board of the financial advisory    director of
c/o Legal Dept.                                  firm of Bush- O'Donnell &          WellPoint, Inc.
90 Hudson Street                                 Company (since 1986).              (since 2002), and
Jersey City, NJ 07302                                                               Engineered Support
(1938)                                                                              Systems, Inc. (since
                                                                                    2000).

                             CURRENT POSITION
NAME,ADDRESS AND             LENGTH OF SERVICE    PRINCIPAL OCCUPATION                  OTHER
YEAR OF BIRTH                   WITH TRUST       DURING PAST FIVE YEARS             DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.       Trustee since 1998  Managing Director of Monitor       Currently serves as
Lord, Abbett & Co. LLC                           Clipper Partners (since 1997)      director of
c/o Legal Dept.                                  and President of Clipper Asset     Avondale, Inc. and
90 Hudson Street                                 Management Corp. (since 1991),     Interstate Bakeries
Jersey City, NJ 07302                            both private equity investment     Corp.
(1942)                                           funds.

JULIE A. HILL                Trustee since 2004  Owner and CEO of the Hillsdale     Currently serves as
Lord, Abbett & Co. LLC                           Companies, a business              director of
c/o Legal Dept.                                  consulting firm (since 1998);      WellPoint, Inc.;
90 Hudson Street                                 Founder, President and Owner of    Resources Connection
Jersey City, NJ 07302                            the Hiram-Hill and Hillsdale       Inc.; and Holcim
(1946)                                           Development Companies (1998 -      (US) Inc. (a
                                                 2000).                             subsidiary of Holcim
                                                                                    Ltd.).

FRANKLIN W. HOBBS            Trustee since 2000  Former Chief Executive Officer     Currently serves as
Lord, Abbett & Co. LLC                           of Houlihan Lokey Howard &         director of Adolph
c/o Legal Dept.                                  Zukin, an investment bank          Coors Company.
90 Hudson Street                                 (January 2002 - April 2003);
Jersey City, NJ 07302                            Chairman of Warburg Dillon Read
(1947)                                           (1999 - 2001); Global Head of
                                                 Corporate Finance of SBC
                                                 Warburg Dillon Read (1997 -
                                                 1999); Chief Executive Officer
                                                 of Dillon, Read & Co. (1994 -
                                                 1997).

C. ALAN MACDONALD            Trustee since 1993  Retired - General Business and     Currently serves as
Lord, Abbett & Co. LLC                           Governance Consulting (since       director of H.J.
c/o Legal Dept.                                  1992); formerly President and      Baker (since 2003).
90 Hudson Street                                 CEO of Nestle Foods.
Jersey City, NJ 07302
(1933)

THOMAS J. NEFF               Trustee since 1993  Chairman of Spencer Stuart         Currently serves as
Lord, Abbett & Co. LLC                           (U.S.), an executive search        director of Ace,
c/o Legal Dept.                                  consulting firm (since 1996);      Ltd. (since 1997)
90 Hudson Street                                 President of Spencer Stuart        and Hewitt
Jersey City, NJ 07302                            (1979-1996).                       Associates, Inc.
(1937)

OFFICERS

None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord
Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

NAME AND                     CURRENT POSITION             LENGTH OF SERVICE         PRINCIPAL OCCUPATION
YEAR OF BIRTH                   WITH TRUST               OF CURRENT POSITION       DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------
ROBERT S. DOW                Chief Executive             Elected in 1996           Managing Partner and
(1945)                       Officer and President                                 Chief Executive
                                                                                   Officer of Lord Abbett
                                                                                   (since 1996).

ROBERT I. GERBER             Executive Vice              Elected in 1998           Partner and Director
(1954)                       President                                             of Taxable Fixed
                                                                                   Income Management,
                                                                                   joined Lord Abbett in
                                                                                   1997.

ROBERT G. MORRIS             Executive Vice              Elected in 1995           Partner and Chief
(1944)                       President                                             Investment Officer,
                                                                                   joined Lord Abbett in
                                                                                   1991.

HAROLD E. SHARON             Executive Vice              Elected in 2005           Investment Manager and
(1960)                       President                                             Director,
                                                                                   International Core
                                                                                   Equity, joined Lord
                                                                                   Abbett in 2003;
                                                                                   formerly Financial
                                                                                   Industry Consultant
                                                                                   for Venture Capitalist
                                                                                   (2001 - 2003); prior
                                                                                   thereto Managing
                                                                                   Director of Warburg
                                                                                   Pincus Asset
                                                                                   Management and Credit
                                                                                   Suisse Asset
                                                                                   Management.

CHRISTOPHER J. TOWLE         Executive Vice              Elected in 1999           Partner and Investment
(1957)                       President                                             Manager, joined Lord
                                                                                   Abbett in 1987.

JAMES BERNAICHE              Chief Compliance            Elected in 2004           Chief Compliance
(1956)                       Officer                                               Officer, joined Lord
                                                                                   Abbett in 2001;
                                                                                   formerly Vice
                                                                                   President and Chief
                                                                                   Compliance Officer
                                                                                   with Credit Suisse
                                                                                   Asset Management.

JOAN A. BINSTOCK             Chief Financial             Elected in 1999           Partner and Chief
(1954)                       Officer and                                           Operations Officer,
                             Vice President                                        joined Lord Abbett in
                                                                                   1999.

JOHN K. FORST                Vice President and          Elected in 2005           Deputy General
(1960)                       Assistant Secretary                                   Counsel, joined Lord
                                                                                   Abbett in 2004; prior
                                                                                   thereto Managing
                                                                                   Director and Associate
                                                                                   General Counsel at New
                                                                                   York Life Investment
                                                                                   Management LLC (2002 -
                                                                                   2003); formerly
                                                                                   Attorney at Dechert
                                                                                   LLP (2000 - 2002).

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

NAME AND                     CURRENT POSITION             LENGTH OF SERVICE         PRINCIPAL OCCUPATION
YEAR OF BIRTH                   WITH TRUST               OF CURRENT POSITION       DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------
MICHAEL S. GOLDSTEIN         Vice President              Elected in 1999           Partner and Fixed
(1968)                                                                             Income Investment
                                                                                   Manager, joined Lord
                                                                                   Abbett in 1997.

ELLEN G. ITSKOVITZ           Vice President              Elected in 2002           Partner and Senior
(1957)                                                                             Research Analyst,
                                                                                   joined Lord Abbett in
                                                                                   1998.

LAWRENCE H. KAPLAN           Vice President and          Elected in 1997           Partner and General
(1957)                       Secretary                                             Counsel, joined Lord
                                                                                   Abbett in 1997.

JERALD LANZOTTI              Vice President              Elected in 2003           Partner and Fixed
(1967)                                                                             Income Investment
                                                                                   Manager, joined Lord
                                                                                   Abbett in 1996.

ROBERT A. LEE                Vice President              Elected in 1998           Partner and Fixed
(1969)                                                                             Income Investment
                                                                                   Manager- Mortgage and
                                                                                   Asset Backed
                                                                                   Securities, joined
                                                                                   Lord Abbett in 1997.

MAREN LINDSTROM              Vice President              Elected in 2003           Partner and Fixed
(1962)                                                                             Income Investment
                                                                                   Manager, joined Lord
                                                                                   Abbett in 2000.

CHARLES P. MASSARE           Vice President              Elected in 2005           Partner and Director
(1948)                                                                             of Quantitative
                                                                                   Research & Risk
                                                                                   Management, joined
                                                                                   Lord Abbett in 1998.

A. EDWARD OBERHAUS, III      Vice President              Elected in 1996           Partner and Manager of
(1959)                                                                             Equity Trading, joined
                                                                                   Lord Abbett in 1983.

WALTER H. PRAHL              Vice President              Elected in 1998           Partner and Director
(1958)                                                                             of Quantitative
                                                                                   Research, Taxable
                                                                                   Fixed Income, joined
                                                                                   Lord Abbett in 1997.

CHRISTINA T. SIMMONS         Vice President and          Elected in 2000           Assistant General
(1957)                       Assistant Secretary                                   Counsel, joined Lord
                                                                                   Abbett in 1999.

BERNARD J. GRZELAK           Treasurer                   Elected in 2003           Director of Fund
(1971)                                                                             Administration, joined
                                                                                   Lord Abbett in 2003;
                                                                                   formerly Vice
                                                                                   President, Lazard
                                                                                   Asset Management LLC
                                                                                   (2000 - 2003); prior
                                                                                   thereto Manager of
                                                                                   Deloitte & Touche LLP.

Please call 888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Trust's Trustees. It is available free upon request.

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Funds' portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30, 2005, are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

TAX INFORMATION

13.15%, 37.83%, and 52.50% of the ordinary income distribution paid by the Income Strategy Fund, the Balanced Strategy Fund, and World Growth & Income Strategy Fund, respectively, during fiscal 2005 is qualified dividend income. For corporate shareholders, only 13.15%, 37.83%, and 16.69% of the Income Strategy Fund's, the Balanced Strategy Fund's, and World Growth & Income Strategy Fund's ordinary income distribution qualified for the dividends received deduction.

Additionally, of the distributions paid to shareholders during the fiscal year ended November 30, 2005, $7,591,511 for Balanced Fund represents long-term capital gains.

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

                     This page is intentionally left blank.

[LORD ABBETT(R) LOGO]

   This report when not used for the general                    Lord Abbett Investment Trust
information of shareholders of the fund, is to                         Lord Abbett Income Strategy Fund
be distributed only if preceded or accompanied                         Lord Abbett Balanced Strategy Fund
         by a current fund prospectus.                                 Lord Abbett World Growth & Income Strategy Fund

                                                                                                                         LAIT-2-1105
Lord Abbett Mutual Fund shares are distributed by:                                                                           (01/06)
         LORD ABBETT DISTRIBUTOR LLC

ITEM 2:         CODE OF ETHICS.

         (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect during the fiscal year ended November 30, 2005 (the "Period").

         (b)    Not applicable.

         (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

         (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

         (e)    Not applicable.

         (f) See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 800-821-5129.

ITEM 3:         AUDIT COMMITTEE FINANCIAL EXPERT.

                The Registrant's Board of Trustees has determined that each of the following independent Trustees who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Each of these persons is independent within the meaning of the Form N-CSR.

ITEM 4:         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended November 30, 2005 and 2004 by the Registrant's principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, "Deloitte") were as follows:

                                                          FISCAL YEAR ENDED:
                                                    2005                    2004
Audit Fees (a)                                 $   279,000              $   229,000
Audit-Related Fees (b)                                 408                      502
                                               ------------------------------------
Total audit and audit-related fees                 279,408                  229,502
                                               ------------------------------------

Tax Fees (c)                                        63,685                   50,880
All Other Fees                                         -0-                      -0-
                                               ------------------------------------
    Total Fees                                 $   343,093              $   280,382
                                               ------------------------------------

--------
     (a) Consists of fees for audits of the Registrant's annual financial statements.

     (b) Consists of the Registrant's proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

     (c) Fees for the fiscal year ended November 30, 2005 and 2004 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant's Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

          - any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

          - any audit-related, tax, and other services to be provided to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor's independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant's Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as "All Other Fees".

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant's investment adviser, Lord, Abbett & Co. LLC ("Lord Abbett"), for the fiscal years ended November 30, 2005 and 2004 were:

                                                         FISCAL YEAR ENDED:
                                                  2005                        2004
All Other Fees (a)                            $  105,500                   $ 120,650

--------
     (a) Consist of fees for Independent Services Auditors' Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett's Asset Management Services ("SAS 70 Report").

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant's principal underwriter) for the fiscal years ended November 30, 2005 and 2004 were:

                                                        FISCAL YEAR ENDED:
                                                2005                         2004
All Other Fees                                $ - 0 -                       $ - 0-

--------
(h) The Registrant's Audit Committee has considered the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte's independence.

ITEM 5:         AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable.

ITEM 6:         SCHEDULE OF INVESTMENTS.

                Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8:         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
                COMPANIES.

                Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                Not applicable.

ITEM 10:        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                Not applicable.

ITEM 11:        CONTROLS AND PROCEDURES.

         (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

         (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:        EXHIBITS.

         (a)(1)  Amendments to Code of Ethics - Not applicable.

         (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

         (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT INVESTMENT TRUST

                                      /s/ Robert S. Dow
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: January 27, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                      LORD ABBETT INVESTMENT TRUST


                                      /s/ Robert S. Dow
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: January 27, 2006